UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Financials - 20.4%
Banks - 11.1%
Australia & New Zealand Banking Group Ltd.	695,540	$15,516,831
Bank Hapoalim BM	638,087	4,685,962
Barclays PLC	7,551,120	20,670,209
BNP Paribas SA	430,090	31,993,780
BOC Hong Kong Holdings Ltd.	6,959,000	35,169,204
Credicorp Ltd.	104,220	21,618,355
Danske Bank A/S	100,088	3,895,624
DBS Group Holdings Ltd.	601,000	11,116,265
DNB ASA	1,781,030	32,969,364
Erste Group Bank AG (a)	713,268	30,909,859
HDFC Bank Ltd.	1,417,435	42,038,376
KB Financial Group, Inc.	283,470	16,776,635
KBC Group NV	68,900	5,871,200
Mitsubishi UFJ Financial Group, Inc.	6,812,400	49,580,376
National Australia Bank Ltd.	389,720	8,949,989
Oversea-Chinese Banking Corp., Ltd.	710,100	6,560,065
Royal Bank of Canada	146,230	11,941,535
Seven Bank Ltd.	1,090,200	3,723,225
Sumitomo Mitsui Financial Group, Inc.	200,500	8,642,451
Svenska Handelsbanken AB-Class A	1,384,990	18,927,320
Swedbank AB-Class A	1,131,570	27,298,883
Toronto-Dominion Bank (The)	153,450	8,990,925

		417,846,433

Capital Markets - 3.0%
Azimut Holding SpA	536,538	10,264,576
Credit Suisse Group AG (REG) (a)	2,095,504	37,374,800
Euronext NV (b)	144,630	8,971,225
IG Group Holdings PLC	743,420	7,201,756
Partners Group Holding AG	60,932	41,750,163
Thomson Reuters Corp.	173,720	7,572,091

		113,134,611

Consumer Finance - 0.9%
Bharat Financial Inclusion Ltd. (a)	1,199,930	18,803,337
Hitachi Capital Corp.	664,500	16,663,616

		35,466,953

Diversified Financial Services - 0.2%
ORIX Corp.	424,300	7,154,072

Insurance - 4.6%
Admiral Group PLC	127,880	3,449,219
AIA Group Ltd.	4,188,800	35,628,438
Allianz SE (REG)	180,280	41,256,662
Direct Line Insurance Group PLC	1,766,014	9,087,536
Euler Hermes Group	54,742	8,000,743
NN Group NV	97,889	4,234,044
PICC Property & Casualty Co., Ltd.-Class H	9,238,000	17,697,920
Prudential PLC	1,325,417	33,944,356
Swiss Re AG	136,590	12,773,998
Tryg A/S	277,180	6,933,664

		173,006,580

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	801,590	$21,466,737

		768,075,386

Information Technology - 13.3%
Communications Equipment - 0.8%
Nokia Oyj	6,274,290	29,315,581

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	701,802	11,924,431
Horiba Ltd.	224,100	13,492,005
Ingenico Group SA	116,330	12,423,880
Keyence Corp.	22,300	12,457,476

		50,297,792

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	150,140	25,888,640
Moneysupermarket.com Group PLC	2,472,100	11,878,712
Tencent Holdings Ltd.	656,200	33,963,542
Yahoo Japan Corp.	8,931,600	40,920,032

		112,650,926

IT Services - 1.3%
Amadeus IT Group SA-Class A	222,410	16,005,172
Capgemini SE	201,039	23,811,416
Otsuka Corp.	133,700	10,239,469

		50,056,057

Semiconductors & Semiconductor Equipment - 3.6%
ams AG (a)	245,100	22,204,047
ASML Holding NV	163,013	28,341,151
Disco Corp.	42,300	9,375,350
Infineon Technologies AG	595,900	16,228,856
SCREEN Holdings Co., Ltd.	260,500	21,186,853
SUMCO Corp.	922,000	23,406,507
Taiwan Semiconductor Manufacturing Co., Ltd.	2,084,000	15,957,338

		136,700,102

Software - 2.1%
Check Point Software Technologies Ltd. (a)	85,430	8,852,257
Constellation Software, Inc./Canada	9,832	5,960,366
Nice Ltd.	133,689	12,216,021
Nintendo Co., Ltd.	59,600	21,461,755
Oracle Corp. Japan	198,600	16,436,331
Playtech PLC	427,440	4,960,739
SAP SE	87,061	9,739,967

		79,627,436

Technology Hardware, Storage & Peripherals - 1.1%
Logitech International SA	156,006	5,255,428
Samsung Electronics Co., Ltd.	14,670	34,854,604

		40,110,032

		498,757,926

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.9%
Auto Components - 3.3%
Aptiv PLC	227,300	$19,281,859
Continental AG	34,912	9,387,132
Delphi Technologies PLC (a)	148,996	7,817,820
Faurecia	342,850	26,720,026
Hankook Tire Co., Ltd. (a)	320,920	16,350,057
Magna International, Inc. (New York)-Class A	493,200	27,949,644
Valeo SA	243,737	18,156,157

		125,662,695

Automobiles - 1.5%
Honda Motor Co., Ltd.	796,500	27,182,554
Peugeot SA	1,239,320	25,172,102
Subaru Corp.	109,500	3,472,005

		55,826,661

Distributors - 0.3%
PALTAC Corp.	236,300	10,769,103

Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	818,800	15,077,540
Compass Group PLC	407,110	8,778,192
InterContinental Hotels Group PLC	178,929	11,380,742
Merlin Entertainments PLC (b)	1,516,890	7,431,282

		42,667,756

Household Durables - 2.5%
Auto Trader Group PLC (b)	2,156,200	10,270,697
Fujitsu General Ltd.	266,000	5,831,229
Nikon Corp.	931,000	18,734,708
Panasonic Corp.	3,448,000	50,319,789
Persimmon PLC	198,290	7,330,212

		92,486,635

Internet & Direct Marketing Retail - 0.4%
Ctrip.com International Ltd. (ADR) (a)	211,598	9,331,472
Start Today Co., Ltd.	125,800	3,818,418

		13,149,890

Leisure Products - 0.6%
Amer Sports Oyj (a)	603,370	16,700,212
Bandai Namco Holdings, Inc.	208,800	6,815,169

		23,515,381

Media - 0.3%
CTS Eventim AG & Co. KGaA	233,090	10,836,735
Daiichikosho Co., Ltd.	20,300	1,011,479

		11,848,214

Multiline Retail - 0.3%
B&M European Value Retail SA	2,159,827	12,325,045

Textiles, Apparel & Luxury Goods - 2.6%
Crystal International Group Ltd. (a)(b)	4,822,500	4,666,428
HUGO BOSS AG	402,954	34,193,922

Company	Shares	U.S. $ Value
LVMH Moet Hennessy Louis Vuitton SE	36,389	$10,680,361
Moncler SpA	204,080	6,379,035
Pandora A/S	283,910	30,860,587
Samsonite International SA	2,061,200	9,471,202

		96,251,535

		484,502,915

Industrials - 11.8%
Aerospace & Defense - 1.8%
Airbus SE	373,843	37,155,031
BAE Systems PLC	4,065,691	31,412,870

		68,567,901

Airlines - 2.2%
Japan Airlines Co., Ltd.	1,163,200	45,446,042
Qantas Airways Ltd.	9,124,733	35,778,524

		81,224,566

Building Products - 1.1%
Assa Abloy AB-Class B	428,708	8,887,744
Cie de Saint-Gobain	232,040	12,770,605
Kingspan Group PLC	464,210	20,340,743

		41,999,092

Commercial Services & Supplies - 0.7%
China Everbright International Ltd.	11,978,000	17,088,350
G4S PLC	2,028,210	7,299,706

		24,388,056

Electrical Equipment - 1.9%
Nidec Corp.	94,200	13,189,605
Philips Lighting NV (b)	440,515	16,156,680
Schneider Electric SE (Paris) (a)	255,020	21,620,712
Vestas Wind Systems A/S	323,320	22,341,497

		73,308,494

Industrial Conglomerates - 0.7%
Siemens AG (REG)	197,280	27,314,918

Machinery - 1.2%
FANUC Corp.	48,300	11,586,991
Hoshizaki Corp.	76,300	6,759,796
IHI Corp.	674,000	22,354,159
Kone Oyj-Class B	68,930	3,701,727

		44,402,673

Professional Services - 1.8%
Adecco Group AG (REG)	135,228	10,334,135
Intertek Group PLC	132,680	9,278,789
Recruit Holdings Co., Ltd.	474,300	11,776,848
RELX NV	421,396	9,685,533
RELX PLC	695,770	16,314,554
Wolters Kluwer NV	218,100	11,369,463

		68,759,322

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
Central Japan Railway Co.	26,600	$4,760,351

Transportation Infrastructure - 0.3%
Aena SME SA (b)	48,400	9,795,149

		444,520,522

Consumer Staples - 11.3%
Beverages - 1.6%
Coca-Cola Bottlers Japan, Inc.	463,300	16,905,190
Diageo PLC	222,580	8,158,531
Royal Unibrew A/S	176,690	10,582,783
Suntory Beverage & Food Ltd.	184,400	8,200,242
Treasury Wine Estates Ltd.	1,192,774	14,801,085

		58,647,831

Food & Staples Retailing - 0.5%
Tsuruha Holdings, Inc.	131,000	17,793,717

Food Products - 3.6%
Calbee, Inc.	171,400	5,570,102
Glanbia PLC	998,510	17,851,117
Kerry Group PLC-Class A	175,630	19,703,211
Nestle SA (REG)	289,240	24,867,769
Orkla ASA	2,744,070	29,079,131
Salmar ASA	469,060	14,092,230
WH Group Ltd. (b)	20,986,000	23,691,293

		134,854,853

Household Products - 1.8%
Henkel AG & Co. KGaA (Preference Shares)	204,570	27,014,549
Reckitt Benckiser Group PLC	261,970	24,440,106
Unicharm Corp.	696,100	18,075,686

		69,530,341

Personal Products - 1.0%
Godrej Consumer Products Ltd.	963,530	15,073,789
Kose Corp.	83,500	13,011,557
Unilever PLC	178,290	9,889,058

		37,974,404

Tobacco - 2.8%
British American Tobacco PLC	1,018,784	68,868,582
Japan Tobacco, Inc.	1,003,700	32,322,246
Scandinavian Tobacco Group A/S (b)	323,120	6,249,198

		107,440,026

		426,241,172

Materials - 6.9%
Chemicals - 4.0%
Air Water, Inc.	785,000	16,525,121
Arkema SA	124,052	15,115,078
Chr Hansen Holding A/S	142,790	13,393,682
Covestro AG (b)	39,540	4,071,292
Croda International PLC	240,370	14,329,091
Incitec Pivot Ltd.	5,639,740	17,088,759
Johnson Matthey PLC	647,380	26,826,378

Company	Shares	U.S. $ Value
Nippon Shokubai Co., Ltd.	354,400	$23,890,168
Umicore SA	389,400	18,437,683

		149,677,252

Construction Materials - 0.4%
CRH PLC (London)	380,730	13,664,403

Containers & Packaging - 0.2%
Amcor Ltd./Australia	715,150	8,569,150

Metals & Mining - 2.3%
BlueScope Steel Ltd.	790,960	9,420,769
First Quantum Minerals Ltd.	1,123,240	15,736,083
Gerdau SA (Preference Shares)	5,445,700	20,298,009
Norsk Hydro ASA	3,318,660	25,158,134
Yamato Kogyo Co., Ltd.	575,100	16,657,961

		87,270,956

		259,181,761

Health Care - 6.7%
Biotechnology - 0.7%
Genmab A/S (a)	55,410	9,189,306
Grifols SA (ADR)	797,890	18,287,639

		27,476,945

Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	44,190	5,890,641
Essilor International Cie Generale d’Optique SA	149,880	20,644,688

		26,535,329

Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	1,520,680	28,667,190

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	36,924	22,442,919
Gerresheimer AG	115,940	9,588,935

		32,031,854

Pharmaceuticals - 3.6%
Indivior PLC (a)	305,143	1,675,702
Novo Nordisk A/S-Class B	220,380	11,842,225
Ono Pharmaceutical Co., Ltd.	365,700	8,506,807
Recordati SpA	59,113	2,626,950
Roche Holding AG	157,489	39,821,912
Sanofi	475,630	40,947,904
Shionogi & Co., Ltd.	91,800	4,960,401
Teva Pharmaceutical Industries Ltd.	11,102	209,965
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,027,090	19,463,355
Vectura Group PLC (a)	4,592,260	7,297,687

		137,352,908

		252,064,226

Telecommunication Services - 6.5%
Diversified Telecommunication Services - 5.7%
BT Group PLC	11,753,940	43,117,681

Company	Shares	U.S. $ Value
China Unicom Hong Kong Ltd. (a)	17,086,000	$23,100,005
Com Hem Holding AB	555,500	8,491,875
Deutsche Telekom AG (REG)	980,560	17,332,784
HKT Trust & HKT Ltd.-Class SS	9,859,000	12,568,479
Nippon Telegraph & Telephone Corp.	1,443,800	67,878,916
TDC A/S	3,843,860	23,621,832
Telekomunikasi Indonesia Persero Tbk PT	27,005,000	8,838,553
Telenor ASA	437,610	9,367,827

		214,317,952

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	9,953,283	31,462,261

		245,780,213

Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Caltex Australia Ltd.	202,350	5,360,499
Canadian Natural Resources Ltd. (Toronto)	532,610	19,033,287
JXTG Holdings, Inc.	5,193,300	33,373,734
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,513,290	50,430,405
Royal Dutch Shell PLC-Class A	431,800	14,414,860
Royal Dutch Shell PLC-Class B	413,255	13,915,959
TOTAL SA	146,299	8,075,687
YPF SA (Sponsored ADR)	718,784	16,467,341

		161,071,772

Utilities - 1.7%
Electric Utilities - 0.5%
EDP - Energias de Portugal SA	4,214,812	14,589,847
Endesa SA	148,720	3,180,795

		17,770,642

Multi-Utilities - 0.4%
Suez	1,006,320	17,678,646

Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd. (a)	21,804,000	16,844,699
Cia de Saneamento Basico do Estado de Sao Paulo	1,150,900	11,911,126
Pennon Group PLC	111,067	1,172,563

		29,928,388

		65,377,676

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Leopalace21 Corp.	1,214,700	9,432,875
SM Prime Holdings, Inc.	22,201,700	16,677,960

		26,110,835

Total Common Stocks (cost $3,122,704,208)		3,631,684,404

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
State Street Bank & Trust Co. 0.20%, dated 12/29/17 due 1/02/18 in the amount of $112,827,795 (collateralized by $116,980,000 Federal Home Loan Mortgage Corp., U.S. Treasury Inflation Index and U.S. Treasury Notes, 0.13% to 1.75, due 10/31/18 to 4/15/22, value $116,056,247) (cost $113,777,271)	$113,777	$113,777,271

Total Investments - 99.5% (cost $3,236,481,479) (c)		3,745,461,675
Other assets less liabilities - 0.5%		20,333,498

Net Assets - 100.0%		$3,765,795,173

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	591	March 2018	USD	30	$59,286,422	$60,444,525	$1,158,103

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,713	BRL	22,208	1/03/18	$(18,417)
Bank of America, NA	BRL	22,208	USD	6,686	1/03/18	(8,869)
Bank of America, NA	CNY	1,092,556	USD	163,334	2/07/18	(4,055,680)
Bank of America, NA	USD	9,349	EUR	8,037	1/16/18	301,746
Bank of America, NA	USD	51,326	EUR	43,112	4/17/18	737,545
Bank of America, NA	USD	18,499	HUF	4,918,570	1/16/18	506,685
Bank of America, NA	TWD	663,223	USD	22,181	3/08/18	(338,803)
Bank of America, NA	NOK	339,200	USD	42,298	1/16/18	969,187
Barclays Bank PLC	USD	20,783	CNY	138,166	2/07/18	385,158
Barclays Bank PLC	USD	11,269	EUR	9,418	4/17/18	104,755
Barclays Bank PLC	GBP	14,318	USD	18,880	1/16/18	(459,753)
Barclays Bank PLC	INR	721,216	USD	10,973	3/12/18	(254,877)
Barclays Bank PLC	USD	38,534	JPY	4,306,650	1/16/18	(291,282)
Barclays Bank PLC	JPY	660,744	USD	5,893	1/16/18	25,665
Barclays Bank PLC	USD	11,135	TWD	331,886	3/08/18	134,162
BNP Paribas SA	USD	59,423	AUD	78,273	1/16/18	1,649,097
BNP Paribas SA	USD	7,293	CNY	48,598	2/07/18	152,478
BNP Paribas SA	CNY	36,991	USD	5,558	2/07/18	(109,388)
BNP Paribas SA	USD	22,589	GBP	16,839	4/17/18	227,132
BNP Paribas SA	USD	103,159	HKD	803,495	1/16/18	(287,847)
Citibank, NA	USD	74,512	AUD	96,238	1/16/18	577,161
Citibank, NA	CAD	109,965	USD	87,543	1/16/18	37,304
Citibank, NA	CAD	4,803	USD	3,732	4/17/18	(94,332)
Citibank, NA	USD	14,838	EUR	12,610	1/16/18	303,631
Citibank, NA	EUR	108,130	USD	126,874	1/16/18	(2,964,512)
Citibank, NA	GBP	7,222	USD	9,546	1/16/18	(208,398)
Citibank, NA	USD	6,292	JPY	711,400	1/16/18	25,630
Citibank, NA	USD	17,681	RUB	1,074,566	1/25/18	904,256

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	KRW	59,502,328	USD	52,559	1/18/18	$(3,206,353)
Citibank, NA	USD	9,077	TRY	33,854	1/16/18	(183,426)
Credit Suisse International	USD	14,137	AUD	18,754	4/17/18	492,400
Credit Suisse International	USD	21,705	BRL	71,691	1/03/18	(92,261)
Credit Suisse International	BRL	71,691	USD	21,672	1/03/18	59,454
Credit Suisse International	BRL	71,691	USD	21,620	2/02/18	80,425
Credit Suisse International	USD	42,199	EUR	34,990	1/16/18	(184,377)
Credit Suisse International	JPY	583,897	USD	5,163	1/16/18	(22,178)
Credit Suisse International	USD	23,700	NOK	188,622	1/16/18	(717,610)
Credit Suisse International	USD	18,600	PLN	66,377	4/17/18	479,218
Credit Suisse International	ZAR	135,465	USD	9,736	1/16/18	(1,191,453)
Credit Suisse International	USD	11,430	SEK	94,032	1/16/18	41,491
Credit Suisse International	USD	21,385	SEK	173,435	1/16/18	(225,835)
Credit Suisse International	SEK	761,583	USD	90,653	1/16/18	(2,258,513)
Credit Suisse International	USD	33,784	CHF	33,358	1/16/18	477,590
Deutsche Bank AG	USD	14,959	BRL	49,483	1/03/18	(41,037)
Deutsche Bank AG	BRL	49,483	USD	15,325	1/03/18	407,485
Deutsche Bank AG	GBP	44,940	USD	59,437	1/16/18	(1,264,028)
Deutsche Bank AG	INR	7,242,663	USD	110,575	3/12/18	(2,180,615)
Deutsche Bank AG	NOK	81,967	USD	10,201	1/16/18	213,823
Deutsche Bank AG	USD	30,184	CHF	29,110	1/16/18	(285,724)
Goldman Sachs Bank USA	CHF	5,362	USD	5,508	1/16/18	967
HSBC Bank USA	USD	7,499	CNY	49,705	2/07/18	115,999
HSBC Bank USA	HKD	71,831	USD	9,225	1/16/18	28,320
HSBC Bank USA	KRW	9,569,458	USD	8,509	1/18/18	(459,819)
JPMorgan Chase Bank, NA	EUR	6,284	USD	7,320	1/16/18	(225,360)
JPMorgan Chase Bank, NA	HKD	731,664	USD	93,937	1/16/18	262,043
JPMorgan Chase Bank, NA	HUF	4,918,570	USD	18,576	1/16/18	(429,635)
JPMorgan Chase Bank, NA	USD	8,083	ILS	28,443	1/16/18	94,795
JPMorgan Chase Bank, NA	USD	14,340	JPY	1,615,705	1/16/18	6,908
JPMorgan Chase Bank, NA	NOK	377,788	USD	45,639	4/17/18	(511,261)
Morgan Stanley & Co., Inc.	AUD	7,735	USD	5,936	1/16/18	(99,417)
Morgan Stanley & Co., Inc.	ILS	15,688	USD	4,461	4/17/18	(68,139)
Northern Trust Co.	USD	1,861	JPY	208,727	1/16/18	(7,751)
Northern Trust Co.	USD	68,246	SEK	553,654	1/16/18	(700,920)
Royal Bank of Scotland PLC	USD	169,536	EUR	143,760	1/16/18	3,084,745
Royal Bank of Scotland PLC	USD	154,227	GBP	117,941	1/16/18	5,076,891
Royal Bank of Scotland PLC	USD	13,393	GBP	9,976	4/17/18	123,837
Societe Generale SA	JPY	1,132,075	USD	9,984	1/16/18	(69,040)
Standard Chartered Bank	USD	10,139	JPY	1,141,171	4/17/18	45,301
Standard Chartered Bank	USD	9,681	ZAR	135,465	1/16/18	1,245,822
Standard Chartered Bank	USD	74,739	CHF	72,623	1/16/18	(149,594)
State Street Bank & Trust Co.	USD	5,903	AUD	7,550	1/16/18	(12,327)
State Street Bank & Trust Co.	AUD	9,021	USD	6,982	1/16/18	(56,275)
State Street Bank & Trust Co.	ILS	124,107	USD	35,321	1/16/18	(362,733)
State Street Bank & Trust Co.	JPY	1,266,236	USD	11,181	1/16/18	(63,516)
State Street Bank & Trust Co.	USD	5,883	NZD	8,147	1/16/18	(109,869)
State Street Bank & Trust Co.	NOK	45,633	USD	5,621	1/16/18	60,854
UBS AG	EUR	9,456	USD	11,207	1/16/18	(147,395)

						$(4,978,659)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $91,303,244 or 2.4% of net assets.

(c)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $620,057,374 and gross unrealized depreciation of investments was $(114,897,734), resulting in net unrealized appreciation of $505,159,640.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN1

December 31, 2017 (unaudited)

20.5%	Japan
14.3%	United Kingdom
9.2%	France
5.4%	Germany
4.5%	Switzerland
3.7%	China
3.6%	Denmark
3.5%	Australia
3.3%	India
3.1%	Hong Kong
2.9%	Norway
2.5%	Canada
1.8%	Ireland
21.7%	Other

100.0%	Total Investments

1	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Austria, Belgium, Brazil, Finland, Indonesia, Israel, Italy, Netherlands, Peru, Philippines, Portugal, Singapore, South Korea, Spain, Sweden and Taiwan.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$65,325,405		$702,749,981		$	– 0	–	$768,075,386
Information Technology	53,125,143		445,632,783			– 0	–	498,757,926
Consumer Discretionary	96,119,334		388,383,581			– 0	–	484,502,915
Industrials	– 0	–	444,520,522			– 0	–	444,520,522
Consumer Staples	67,494,819		358,746,353			– 0	–	426,241,172
Materials	44,244,843		214,936,918			– 0	–	259,181,761
Health Care	54,237,987		197,826,239			– 0	–	252,064,226
Telecommunication Services	87,799,867		157,980,346			– 0	–	245,780,213
Energy	35,500,628		125,571,144			– 0	–	161,071,772
Utilities	26,500,973		38,876,703			– 0	–	65,377,676
Real Estate	16,677,960		9,432,875			– 0	–	26,110,835
Short-Term Investments	113,777,271		– 0	–		– 0	–	113,777,271

Total Investments in Securities	660,804,230		3,084,657,445	(a)		– 0	–	3,745,461,675
Other Financial Instruments (b):
Assets:
Futures	1,158,103		– 0	–		– 0	–	1,158,103
Forward Currency Exchange Contracts	– 0	–	19,439,960			– 0	–	19,439,960
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(24,418,619)			– 0	–	(24,418,619)

Total (c)(d)(e)	$661,962,333		$3,079,678,786		$	– 0	–	$3,741,641,119

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $64,148,208 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(d)	An amount of $42,048,728 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $215,360,807 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 20.5%
Banks - 11.1%
Australia & New Zealand Banking Group Ltd.	312,436	$6,970,148
Bank Hapoalim BM	278,404	2,044,534
Barclays PLC	3,275,010	8,964,914
BNP Paribas SA	181,350	13,490,367
BOC Hong Kong Holdings Ltd.	3,026,500	15,295,243
Credicorp Ltd.	46,310	9,606,083
Danske Bank A/S	42,728	1,663,059
DBS Group Holdings Ltd.	262,800	4,860,823
DNB ASA	759,220	14,054,228
Erste Group Bank AG (a)	313,670	13,593,061
HDFC Bank Ltd.	626,540	18,581,963
KB Financial Group, Inc.	121,490	7,190,155
KBC Group NV	29,200	2,488,230
Mitsubishi UFJ Financial Group, Inc.	2,942,200	21,413,214
National Australia Bank Ltd.	175,310	4,026,025
Oversea-Chinese Banking Corp., Ltd.	320,100	2,957,157
Royal Bank of Canada	63,110	5,153,732
Seven Bank Ltd.	520,200	1,776,575
Sumitomo Mitsui Financial Group, Inc.	86,800	3,741,470
Svenska Handelsbanken AB-Class A	611,600	8,358,146
Swedbank AB-Class A	496,010	11,966,135
Toronto-Dominion Bank (The)	67,870	3,976,631

		182,171,893

Capital Markets - 3.0%
Azimut Holding SpA	236,500	4,524,511
Credit Suisse Group AG (REG) (a)	908,283	16,199,871
Euronext NV (b)	62,470	3,874,939
IG Group Holdings PLC	331,550	3,211,835
Partners Group Holding AG	26,582	18,213,793
Thomson Reuters Corp.	75,190	3,277,375

		49,302,324

Consumer Finance - 1.0%
Bharat Financial Inclusion Ltd. (a)	529,880	8,303,411
Hitachi Capital Corp.	294,700	7,390,170

		15,693,581

Diversified Financial Services - 0.2%
ORIX Corp.	193,400	3,260,894

Insurance - 4.6%
Admiral Group PLC	62,320	1,680,914
AIA Group Ltd.	1,846,400	15,704,820
Allianz SE (REG)	77,710	17,783,754
Direct Line Insurance Group PLC	751,498	3,867,050
Euler Hermes Group	24,319	3,554,310
NN Group NV	42,332	1,831,008
PICC Property & Casualty Co., Ltd.-Class H	4,038,000	7,735,895
Prudential PLC	584,430	14,967,441
Swiss Re AG	59,630	5,576,642
Tryg A/S	123,860	3,098,361

		75,800,195

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	353,970	$9,479,386

		335,708,273

Information Technology - 13.4%
Communications Equipment - 0.8%
Nokia Oyj	2,780,950	12,993,528

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	313,885	5,333,271
Horiba Ltd.	99,000	5,960,324
Ingenico Group SA	50,770	5,422,164
Keyence Corp.	9,800	5,474,585

		22,190,344

Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	66,090	11,395,899
Moneysupermarket.com Group PLC	1,079,940	5,189,230
Tencent Holdings Ltd.	289,100	14,963,213
Yahoo Japan Corp.	3,839,700	17,591,545

		49,139,887

IT Services - 1.3%
Amadeus IT Group SA-Class A	98,070	7,057,359
Capgemini SE	87,910	10,412,217
Otsuka Corp.	58,500	4,480,246

		21,949,822

Semiconductors & Semiconductor Equipment - 3.7%
ams AG (a)	108,240	9,805,655
ASML Holding NV	71,690	12,463,896
Disco Corp.	18,700	4,144,659
Infineon Technologies AG	263,140	7,166,406
SCREEN Holdings Co., Ltd.	112,500	9,149,792
SUMCO Corp.	395,900	10,050,582
Taiwan Semiconductor Manufacturing Co., Ltd.	920,000	7,044,506

		59,825,496

Software - 2.1%
Check Point Software Technologies Ltd. (a)	37,280	3,862,954
Constellation Software, Inc./Canada	4,310	2,612,813
Nice Ltd.	58,173	5,315,640
Nintendo Co., Ltd.	26,800	9,650,588
Oracle Corp. Japan	88,200	7,299,518
Playtech PLC	170,470	1,978,423
SAP SE	36,481	4,081,319

		34,801,255

Technology Hardware, Storage & Peripherals - 1.1%
Logitech International SA	69,844	2,352,859
Samsung Electronics Co., Ltd.	5,020	11,927,070
Samsung Electronics Co., Ltd. (GDR) (London) (b)	3,120	3,694,716

		17,974,645

		218,874,977

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.9%
Auto Components - 3.4%
Aptiv PLC	100,990	$8,566,982
Continental AG	15,240	4,097,729
Delphi Technologies PLC (a)	65,553	3,439,583
Faurecia	151,170	11,781,439
Hankook Tire Co., Ltd. (a)	142,860	7,278,353
Magna International, Inc. (New York)-Class A	214,650	12,164,215
Valeo SA	106,616	7,941,908

		55,270,209

Automobiles - 1.5%
Honda Motor Co., Ltd.	352,700	12,036,769
Peugeot SA	553,540	11,243,073
Subaru Corp.	48,000	1,521,975

		24,801,817

Distributors - 0.3%
PALTAC Corp.	103,300	4,707,780

Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	359,590	6,621,559
Compass Group PLC	177,780	3,833,330
InterContinental Hotels Group PLC	78,580	4,998,065
Merlin Entertainments PLC (b)	656,430	3,215,867

		18,668,821

Household Durables - 2.5%
Auto Trader Group PLC (b)	964,130	4,592,471
Fujitsu General Ltd.	114,900	2,518,828
Nikon Corp.	396,800	7,984,890
Panasonic Corp.	1,504,900	21,962,370
Persimmon PLC	89,140	3,295,250

		40,353,809

Internet & Direct Marketing Retail - 0.4%
Ctrip.com International Ltd. (ADR) (a)	92,670	4,086,747
Start Today Co., Ltd.	54,900	1,666,384

		5,753,131

Leisure Products - 0.7%
Amer Sports Oyj (a)	270,740	7,493,603
Bandai Namco Holdings, Inc.	92,800	3,028,964

		10,522,567

Media - 0.3%
CTS Eventim AG & Co. KGaA	101,720	4,729,129
Daiichikosho Co., Ltd.	8,800	438,473

		5,167,602

Multiline Retail - 0.3%
B&M European Value Retail SA	962,700	5,493,644

Textiles, Apparel & Luxury Goods - 2.4%
Crystal International Group Ltd. (a)(b)	2,163,500	2,093,482
HUGO BOSS AG	151,180	12,828,851

Company	Shares	U.S. $ Value
LVMH Moet Hennessy Louis Vuitton SE	15,930	$4,675,538
Moncler SpA	90,620	2,832,557
Pandora A/S	122,340	13,298,173
Samsonite International SA	904,900	4,158,010

		39,886,611

		210,625,991

Industrials - 12.0%
Aerospace & Defense - 1.8%
Airbus SE	165,307	16,429,321
BAE Systems PLC	1,747,190	13,499,366

		29,928,687

Airlines - 2.2%
Japan Airlines Co., Ltd.	512,400	20,019,388
Qantas Airways Ltd.	4,086,286	16,022,527

		36,041,915

Building Products - 1.1%
Assa Abloy AB-Class B	187,790	3,893,162
Cie de Saint-Gobain	101,380	5,579,572
Kingspan Group PLC	206,350	9,041,839

		18,514,573

Commercial Services & Supplies - 0.7%
China Everbright International Ltd.	5,289,000	7,545,524
G4S PLC	883,750	3,180,694

		10,726,218

Electrical Equipment - 2.0%
Nidec Corp.	41,300	5,782,704
Philips Lighting NV (b)	195,494	7,170,094
Schneider Electric SE (Paris) (a)	114,060	9,670,059
Vestas Wind Systems A/S	144,610	9,992,589

		32,615,446

Industrial Conglomerates - 0.8%
Siemens AG (REG)	88,230	12,216,115

Machinery - 1.2%
FANUC Corp.	21,200	5,085,802
Hoshizaki Corp.	33,500	2,967,931
IHI Corp.	291,500	9,668,008
Kone Oyj-Class B	32,890	1,766,282

		19,488,023

Professional Services - 1.8%
Adecco Group AG (REG)	59,770	4,567,628
Intertek Group PLC	59,360	4,151,258
Recruit Holdings Co., Ltd.	208,300	5,172,080
RELX NV	184,140	4,232,347
RELX PLC	300,130	7,037,508
Wolters Kluwer NV	95,370	4,971,599

		30,132,420

Company	Shares	U.S. $ Value
Road & Rail - 0.1%
Central Japan Railway Co.	11,500	$2,058,046

Transportation Infrastructure - 0.3%
Aena SME SA (b)	21,500	4,351,151

		196,072,594

Consumer Staples - 11.4%
Beverages - 1.6%
Coca-Cola Bottlers Japan, Inc.	207,800	7,582,341
Diageo PLC	100,190	3,672,402
Royal Unibrew A/S	75,550	4,525,039
Suntory Beverage & Food Ltd.	77,300	3,437,520
Treasury Wine Estates Ltd.	523,710	6,498,697

		25,715,999

Food & Staples Retailing - 0.5%
Tsuruha Holdings, Inc.	57,200	7,769,470

Food Products - 3.6%
Calbee, Inc.	75,300	2,447,075
Glanbia PLC	440,930	7,882,838
Kerry Group PLC-Class A	77,560	8,701,139
Nestle SA (REG)	127,520	10,963,691
Orkla ASA	1,201,840	12,735,996
Salmar ASA	206,460	6,202,792
WH Group Ltd. (b)	9,111,000	10,285,494

		59,219,025

Household Products - 1.9%
Henkel AG & Co. KGaA (Preference Shares)	89,250	11,785,934
Reckitt Benckiser Group PLC	114,570	10,688,640
Unicharm Corp.	307,400	7,982,281

		30,456,855

Personal Products - 1.0%
Godrej Consumer Products Ltd.	420,980	6,585,954
Kose Corp.	36,600	5,703,269
Unilever PLC	79,490	4,409,003

		16,698,226

Tobacco - 2.8%
British American Tobacco PLC	440,817	29,798,703
Japan Tobacco, Inc.	437,200	14,079,193
Scandinavian Tobacco Group A/S (b)	138,890	2,686,157

		46,564,053

		186,423,628

Health Care - 6.9%
Biotechnology - 0.7%
Genmab A/S (a)	24,140	4,003,426
Grifols SA (ADR)	352,480	8,078,842

		12,082,268

Health Care Equipment & Supplies - 0.7%
Cochlear Ltd.	19,370	2,582,071

Company	Shares	U.S. $ Value
Essilor International Cie Generale d’Optique SA	66,190	$9,117,107

		11,699,178

Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	675,680	12,737,622

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	16,098	9,784,587
Gerresheimer AG	51,200	4,234,548

		14,019,135

Pharmaceuticals - 3.8%
Indivior PLC (a)	1,843	10,121
Novo Nordisk A/S-Class B	95,020	5,105,945
Ono Pharmaceutical Co., Ltd.	293,400	6,824,986
Recordati SpA	25,791	1,146,138
Roche Holding AG	69,952	17,687,727
Sanofi	206,420	17,771,096
Shionogi & Co., Ltd.	39,700	2,145,184
Teva Pharmaceutical Industries Ltd.	4,710	89,077
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	441,480	8,366,046
Vectura Group PLC (a)	2,028,140	3,222,973

		62,369,293

		112,907,496

Materials - 6.8%
Chemicals - 3.9%
Air Water, Inc.	348,800	7,342,627
Arkema SA	54,246	6,609,587
Chr Hansen Holding A/S	63,050	5,914,081
Covestro AG (b)	17,260	1,777,201
Croda International PLC	103,720	6,183,023
Incitec Pivot Ltd.	2,410,150	7,302,903
Johnson Matthey PLC	277,650	11,505,366
Nippon Shokubai Co., Ltd.	151,500	10,212,642
Umicore SA	170,130	8,055,478

		64,902,908

Construction Materials - 0.4%
CRH PLC (London)	167,520	6,012,294

Containers & Packaging - 0.2%
Amcor Ltd./Australia	310,150	3,716,314

Metals & Mining - 2.3%
BlueScope Steel Ltd.	350,992	4,180,508
First Quantum Minerals Ltd.	442,410	6,197,963
Gerdau SA (Preference Shares)	2,355,100	8,778,273
Norsk Hydro ASA	1,432,360	10,858,451
Yamato Kogyo Co., Ltd.	257,900	7,470,158

		37,485,353

		112,116,869

Telecommunication Services - 6.6%
Diversified Telecommunication Services - 5.8%
BT Group PLC	5,183,780	19,015,970

Company	Shares	U.S. $ Value
China Unicom Hong Kong Ltd. (a)	7,636,000	$10,323,753
Com Hem Holding AB	244,090	3,731,380
Deutsche Telekom AG (REG)	436,410	7,714,164
HKT Trust & HKT Ltd.-Class SS	4,415,000	5,628,343
Nippon Telegraph & Telephone Corp.	629,300	29,585,955
TDC A/S	1,652,700	10,156,406
Telekomunikasi Indonesia Persero Tbk PT	11,629,000	3,806,093
Telenor ASA	191,100	4,090,838

		94,052,902

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	4,310,640	13,625,904

		107,678,806

Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Caltex Australia Ltd.	88,210	2,336,791
Canadian Natural Resources Ltd. (Toronto)	235,210	8,405,436
JXTG Holdings, Inc.	2,246,600	14,437,339
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	645,390	21,507,628
Royal Dutch Shell PLC-Class A	206,346	6,888,487
Royal Dutch Shell PLC-Class B	178,250	6,002,395
TOTAL SA	63,183	3,487,694
YPF SA (Sponsored ADR)	321,863	7,373,881

		70,439,651

Utilities - 1.7%
Electric Utilities - 0.4%
EDP - Energias de Portugal SA	1,794,175	6,210,654
Endesa SA	70,970	1,517,893

		7,728,547

Multi-Utilities - 0.5%
Suez	444,380	7,806,698

Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd. (a)	9,688,000	7,484,473
Cia de Saneamento Basico do Estado de Sao Paulo	508,200	5,259,566
Pennon Group PLC	49,930	527,124

		13,271,163

		28,806,408

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Leopalace21 Corp.	520,700	4,043,548
SM Prime Holdings, Inc.	9,793,300	7,356,746

		11,400,294

Total Common Stocks (cost $1,340,796,213)		1,591,054,987

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
State Street Bank & Trust Co. 0.20%, dated 12/29/17 due 1/02/18 in the amount of $34,945,146 (collateralized by $37,580,000 Federal Home Loan Mortgage Corp., 1.25%, due 10/02/19, value $37,244,298) (cost $36,511,793)	$36,512	$36,511,793

Total Investments - 99.4% (cost $1,377,308,006) (c)		1,627,566,780
Other assets less liabilities - 0.6%		9,175,951

Net Assets - 100.0%		$1,636,742,731

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	183	March 2018	USD	9	$18,426,062	$18,716,325	$290,263

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	1,850,492	USD	1,638	1/18/18	$(96,678)
Bank of America, NA	CNY	458,769	USD	68,584	2/07/18	(1,702,998)
Bank of America, NA	BRL	31,503	USD	9,523	1/03/18	26,126
Bank of America, NA	BRL	31,503	USD	9,476	2/02/18	11,049
Bank of America, NA	BRL	9,189	USD	2,767	1/03/18	(3,670)
Bank of America, NA	USD	23,615	EUR	19,930	3/14/18	396,903
Bank of America, NA	USD	12,291	BRL	40,692	1/03/18	(23,681)
Bank of America, NA	USD	29,784	GBP	22,190	3/14/18	244,360
Bank of America, NA	USD	36,512	AUD	48,055	3/14/18	977,611
Barclays Bank PLC	KRW	1,837,989	USD	1,687	1/18/18	(35,314)
Barclays Bank PLC	INR	105,855	USD	1,601	3/12/18	(47,267)
Barclays Bank PLC	CAD	50,942	USD	39,675	3/14/18	(889,829)
Barclays Bank PLC	ILS	43,791	USD	12,413	3/14/18	(207,227)
Barclays Bank PLC	NOK	21,648	USD	2,627	3/14/18	(15,202)
Barclays Bank PLC	NOK	13,402	USD	1,639	3/14/18	3,097
Barclays Bank PLC	USD	9,497	CNY	63,151	2/07/18	178,045
Barclays Bank PLC	USD	42,333	EUR	35,769	3/14/18	762,172
Barclays Bank PLC	USD	3,753	TWD	111,856	3/08/18	45,217
Barclays Bank PLC	USD	3,275	JPY	365,698	3/14/18	(18,413)
BNP Paribas SA	CNY	16,355	USD	2,457	2/07/18	(48,364)
BNP Paribas SA	USD	10,692	GBP	7,982	3/14/18	109,011
BNP Paribas SA	USD	22,086	AUD	29,103	3/14/18	618,435
Citibank, NA	USD	3,877	TRY	15,345	3/14/18	87,037
Citibank, NA	USD	44,276	CHF	43,455	3/14/18	539,500
Citibank, NA	USD	7,913	RUB	480,897	1/25/18	404,679
Credit Suisse International	SEK	138,741	USD	16,509	3/14/18	(475,505)
Credit Suisse International	USD	2,550	NZD	3,652	3/14/18	35,527
Credit Suisse International	USD	5,398	AUD	7,160	3/14/18	188,010
Credit Suisse International	USD	15,349	CHF	15,095	3/14/18	218,187
Credit Suisse International	USD	8,147	PLN	29,081	3/14/18	208,879
Credit Suisse International	USD	19,956	SEK	167,125	3/14/18	503,295

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	INR	3,359,451	USD	51,308	3/12/18	$(992,382)
Deutsche Bank AG	BRL	22,314	USD	6,911	1/03/18	183,752
Deutsche Bank AG	USD	6,745	BRL	22,314	1/03/18	(18,505)
HSBC Bank USA	USD	2,620	CNY	17,366	2/07/18	40,528
JPMorgan Chase Bank, NA	NOK	170,901	USD	20,623	3/14/18	(232,234)
JPMorgan Chase Bank, NA	USD	7,676	JPY	862,375	3/14/18	3,480
Morgan Stanley & Co., Inc.	ILS	6,873	USD	1,951	3/14/18	(29,620)
Morgan Stanley & Co., Inc.	AUD	3,814	USD	2,926	3/14/18	(49,568)
Royal Bank of Scotland PLC	NOK	99,698	USD	11,979	3/14/18	(187,494)
Royal Bank of Scotland PLC	USD	4,588	EUR	3,869	3/14/18	73,378
Royal Bank of Scotland PLC	USD	5,881	GBP	4,386	3/14/18	54,440
Standard Chartered Bank	TWD	252,846	USD	8,456	3/08/18	(129,730)
Standard Chartered Bank	USD	7,570	JPY	851,376	3/14/18	12,424
State Street Bank & Trust Co.	KRW	27,145,735	USD	23,974	1/18/18	(1,466,803)
State Street Bank & Trust Co.	JPY	49,975	USD	443	3/14/18	(2,527)
State Street Bank & Trust Co.	CHF	4,316	USD	4,400	3/14/18	(51,207)
UBS AG	EUR	3,856	USD	4,586	3/14/18	(60,139)

						$(859,215)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $43,741,572 or 2.7% of net assets.
(c)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $288,346,598 and gross unrealized depreciation of investments was $(38,656,776), resulting in net unrealized appreciation of $249,689,822.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2017 (unaudited)

21.5%	Japan
14.7%	United Kingdom
9.5%	France
5.4%	Germany
4.7%	Switzerland
3.9%	China
3.7%	Denmark
3.7%	Australia
3.4%	India
3.3%	Hong Kong
3.0%	Norway
2.6%	Canada
1.9%	Ireland
16.5%	Other
2.2%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Argentina, Austria, Belgium, Brazil, Finland, Indonesia, Israel, Italy, Netherlands, Peru, Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$28,779,966		$306,928,307		$	– 0	–	$335,708,273
Information Technology	23,293,830		195,581,147			– 0	–	218,874,977
Consumer Discretionary	42,396,740		168,229,251			– 0	–	210,625,991
Industrials	– 0	–	196,072,594			– 0	–	196,072,594
Consumer Staples	29,555,628		156,868,000			– 0	–	186,423,628
Health Care	23,671,287		89,236,209			– 0	–	112,907,496
Materials	18,721,631		93,395,238			– 0	–	112,116,869
Telecommunication Services	38,532,099		69,146,707			– 0	–	107,678,806
Energy	15,779,317		54,660,334			– 0	–	70,439,651
Utilities	11,470,220		17,336,188			– 0	–	28,806,408
Real Estate	7,356,746		4,043,548			– 0	–	11,400,294
Short-Term Investments	36,511,793		– 0	–		– 0	–	36,511,793

Total Investments in Securities	276,069,257		1,351,497,523	(a)		– 0	–	1,627,566,780
Other Financial Instruments (b):
Assets:
Futures	290,263		– 0	–		– 0	–	290,263
Forward Currency Exchange Contracts	– 0	–	5,925,142			– 0	–	5,925,142
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,784,357)			– 0	–	(6,784,357)

Total (c)(d)(e)	$276,359,520		$1,350,638,308		$	– 0	–	$1,626,997,828

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $28,550,112 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(d)	An amount of $19,169,865 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $96,621,497 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 29.4%
Banks - 19.2%
Agricultural Bank of China Ltd.-Class H	41,065,000	$19,084,528
Banco Macro SA (ADR)	74,536	8,637,232
Bank Central Asia Tbk PT	5,463,500	8,815,054
Bank Mandiri Persero Tbk PT	20,601,000	12,131,023
Bank of China Ltd.-Class H	20,308,000	9,945,556
BGEO Group PLC	43,680	2,090,833
China Construction Bank Corp.-Class H	48,232,000	44,400,078
China Merchants Bank Co., Ltd.-Class H	3,517,500	13,926,003
Credicorp Ltd.	68,603	14,230,320
Grupo Financiero Banorte SAB de CV-Class O	2,065,070	11,335,436
Grupo Financiero Galicia SA (ADR)	90,350	5,949,547
Hana Financial Group, Inc.	652,410	30,324,958
HDFC Bank Ltd.	809,774	24,016,328
IndusInd Bank Ltd.	371,370	9,572,852
Industrial & Commercial Bank of China Ltd.-Class H	9,413,000	7,545,782
Itau Unibanco Holding SA (Preference Shares)	1,079,340	13,841,121
Kasikornbank PCL	450,900	3,306,692
KB Financial Group, Inc.	492,027	29,119,686
Sberbank of Russia PJSC (Sponsored ADR)	1,056,220	17,980,178
State Bank of India	862,650	4,180,214
Turkiye Is Bankasi-Class C	2,772,894	5,091,552

		295,524,973

Capital Markets - 0.3%
China Everbright Ltd.	2,314,000	5,162,661

Consumer Finance - 0.5%
Gentera SAB de CV	1,527,310	1,269,231
KRUK SA	79,370	5,962,526
Qudian, Inc. (Sponsored ADR) (a)	16,049	201,254

		7,433,011

Diversified Financial Services - 1.6%
Chailease Holding Co., Ltd.	2,252,000	6,532,505
Cielo SA	1,099,560	7,795,084
Haci Omer Sabanci Holding AS ADR	3,555,177	10,415,439

		24,743,028

Insurance - 5.4%
AIA Group Ltd.	3,115,400	26,498,481
HDFC Standard Life Insurance Co., Ltd. (b)	573,950	3,461,100
IRB Brasil Resseguros S/A	444,700	4,558,138
Max Financial Services Ltd. (a)	582,068	5,343,415
New China Life Insurance Co., Ltd.-Class H	2,049,500	13,977,143
PICC Property & Casualty Co., Ltd.-Class H	9,692,000	18,567,682
Ping An Insurance Group Co. of China Ltd.-Class H	1,126,000	11,678,950

		84,084,909

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp., Ltd.	1,014,792	27,176,328

Company	Shares	U.S. $ Value
Indiabulls Housing Finance Ltd.	517,925	$9,680,538

		36,856,866

		453,805,448

Information Technology - 26.5%
Electronic Equipment, Instruments & Components - 4.9%
Elite Material Co., Ltd.	3,214,000	10,912,719
FIT Hon Teng Ltd. (b)	14,920,000	10,049,221
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	1,304,699	7,813,769
Largan Precision Co., Ltd.	135,000	18,121,221
LG Display Co., Ltd.	126,300	3,515,483
LG Innotek Co., Ltd. (a)	34,540	4,632,229
Merry Electronics Co., Ltd.	964,000	6,260,115
Sunny Optical Technology Group Co., Ltd.	741,000	9,408,661
Tongda Group Holdings Ltd.	2,720,000	693,258
Tripod Technology Corp.	1,336,000	4,163,445

		75,570,121

Internet Software & Services - 6.4%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	292,640	50,459,915
NetEase, Inc. (ADR)	66,023	22,782,557
Sea Ltd. (ADR) (a)	426,603	5,686,618
Tencent Holdings Ltd.	388,400	20,102,773

		99,031,863

Semiconductors & Semiconductor Equipment - 6.8%
Hua Hong Semiconductor Ltd. (b)	2,447,000	5,174,677
Nanya Technology Corp.	2,664,000	6,780,946
Realtek Semiconductor Corp.	3,880,000	14,143,323
SK Hynix, Inc.	97,130	6,898,782
Taiwan Semiconductor Manufacturing Co., Ltd.	8,357,120	63,991,069
Winbond Electronics Corp.	8,959,106	7,024,002

		104,012,799

Technology Hardware, Storage & Peripherals - 8.4%
Pegatron Corp.	1,496,000	3,604,476
Samsung Electronics Co., Ltd.	39,914	94,832,085
Samsung Electronics Co., Ltd. (Preference Shares)	16,152	31,454,603

		129,891,164

		408,505,947

Consumer Discretionary - 10.6%
Auto Components - 0.8%
Hankook Tire Co., Ltd. (a)	235,930	12,020,033

Diversified Consumer Services - 1.8%
Estacio Participacoes SA	949,000	9,389,581
Four Seasons Education Cayman, Inc. (ADR) (a)	430,571	3,875,139
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	44,284	4,162,696
Tarena International, Inc. (ADR)	652,974	9,788,081

		27,215,497

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 1.2%
Galaxy Entertainment Group Ltd.	1,794,000	$14,322,919
Premium Leisure Corp.	160,805,000	4,356,031

		18,678,950

Household Durables - 0.8%
Basso Industry Corp.	2,075,000	4,638,545
Cuckoo Electronics Co., Ltd. (a)(c)(d)(e)	26,188	4,036,262
Skyworth Digital Holdings Ltd.	9,047,314	3,883,645

		12,558,452

Internet & Direct Marketing Retail - 0.5%
Ctrip.com International Ltd. (ADR) (a)	146,560	6,463,296
MakeMyTrip Ltd. (a)	60,830	1,815,776

		8,279,072

Media - 3.9%
IMAX China Holding, Inc. (a)(b)	1,090,800	3,256,557
Megacable Holdings SAB de CV	1,106,560	4,502,215
Naspers Ltd.-Class N	161,423	44,722,754
Sun TV Network Ltd.	454,347	7,055,716

		59,537,242

Specialty Retail - 0.4%
Chow Tai Fook Jewellery Group Ltd.	3,490,800	3,663,779
Foschini Group Ltd. (The)	186,161	2,969,097

		6,632,876

Textiles, Apparel & Luxury Goods - 1.2%
Li Ning Co., Ltd. (a)	11,663,500	9,449,811
Welspun India Ltd.	3,603,872	4,017,182
Yue Yuen Industrial Holdings Ltd.	1,183,000	4,644,873

		18,111,866

		163,033,988

Energy - 7.4%
Energy Equipment & Services - 0.1%
TMK PJSC (GDR) (b)	329,380	1,525,029

Oil, Gas & Consumable Fuels - 7.3%
Cosan SA Industria e Comercio	569,200	7,132,671
Gran Tierra Energy, Inc. (a)	832,930	2,259,579
KazMunaiGas Exploration Production JSC (GDR) (b)	220,704	2,869,152
LUKOIL PJSC (Sponsored ADR)	527,669	30,405,259
Novatek PJSC (Sponsored GDR) (b)	105,190	12,643,838
PetroChina Co., Ltd.-Class H	7,956,000	5,532,180
Petroleo Brasileiro SA (Preference Shares) (a)	2,384,000	11,568,745
S-Oil Corp.	40,990	4,477,102
Tatneft PJSC (Sponsored ADR)	191,717	9,639,531

Company	Shares	U.S. $ Value
YPF SA (Sponsored ADR)	1,120,279	$25,665,592

		112,193,649

		113,718,678

Materials - 6.4%
Chemicals - 1.0%
Kumho Petrochemical Co., Ltd. (a)	148,740	13,809,325
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	3,094,000	1,758,869

		15,568,194

Construction Materials - 0.9%
Anhui Conch Cement Co., Ltd.-Class H	2,475,000	11,616,988
Grupo Cementos de Chihuahua SAB de CV	664,550	3,099,938

		14,716,926

Metals & Mining - 4.5%
Aluminum Corp. of China Ltd.-Class H (a)	13,178,000	9,407,314
Gerdau SA (Preference Shares)	2,884,400	10,751,157
JSW Steel Ltd. ADR	890,210	3,762,358
KGHM Polska Miedz SA	373,696	11,899,464
Polyus PJSC (GDR) (b)	87,140	3,340,948
POSCO	53,418	16,615,728
Real Gold Mining Ltd. (a)(c)(d)(e)	1,788,000	0
Vedanta Ltd.	2,523,380	13,024,935

		68,801,904

		99,087,024

Consumer Staples - 5.7%
Beverages - 0.5%
Kweichow Moutai Co., Ltd.-Class A	78,900	8,438,980

Food & Staples Retailing - 2.3%
E-MART, Inc. (a)	39,220	9,918,467
Lenta Ltd. (GDR) (a)(b)	1,269,154	7,355,046
X5 Retail Group NV (GDR) (a)(b)	490,172	18,513,796

		35,787,309

Food Products - 1.3%
BRF SA (a)	199,500	2,201,230
China Agri-Industries Holdings Ltd.	7,097,000	3,101,654
JBS SA	1,333,800	3,944,584
WH Group Ltd. (b)	10,124,500	11,429,643

		20,677,111

Personal Products - 0.7%
Amorepacific Corp. (a)	15,339	4,362,922
LG Household & Health Care Ltd. (a)	5,180	5,753,136

		10,116,058

Tobacco - 0.9%
ITC Ltd.	3,219,820	13,279,818

Company	Shares	U.S. $ Value
		$88,299,276

Industrials - 4.2%
Airlines - 1.5%
Air Arabia PJSC ADR	4,170,300	1,407,984
Air China Ltd.-Class H	6,004,000	7,270,968
China Southern Airlines Co., Ltd.-Class H	4,214,000	4,352,698
Turk Hava Yollari AO (a)	2,342,520	9,697,246

		22,728,896

Industrial Conglomerates - 1.1%
Bidvest Group Ltd. (The)	451,330	7,920,691
SM Investments Corp.	227,105	4,503,885
Turkiye Sise ve Cam Fabrikalari AS	3,214,438	3,983,018

		16,407,594

Machinery - 0.5%
Sinotruk Hong Kong Ltd.	3,157,500	3,556,449
Yangzijiang Shipbuilding Holdings Ltd.	3,323,000	3,643,744

		7,200,193

Marine - 0.1%
COSCO SHIPPING Energy Transportation Co., Ltd.-Class H	3,328,000	1,815,321

Professional Services - 0.3%
51job, Inc. (ADR) (a)	80,486	4,897,573

Road & Rail - 0.5%
Globaltrans Investment PLC (Sponsored GDR) (b)	842,520	7,911,263

Trading Companies & Distributors - 0.2%
Barloworld Ltd.	290,010	3,740,068

		64,700,908

Health Care - 3.1%
Biotechnology - 0.5%
China Biologic Products Holdings, Inc. (a)	90,870	7,157,830

Health Care Equipment & Supplies - 0.2%
Yestar Healthcare Holdings Co., Ltd.	7,452,500	3,166,873

Health Care Providers & Services - 0.9%
Qualicorp SA	288,100	2,692,054
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,412,500	9,213,010
Wuxi Biologics Cayman, Inc. (a)(b)	401,600	2,246,289

		14,151,353

Pharmaceuticals - 1.5%
China Medical System Holdings Ltd.	5,442,000	12,667,834
China Resources Pharmaceutical Group Ltd. (b)	7,611,700	9,848,268

		22,516,102

		46,992,158

Company	Shares	U.S. $ Value
Telecommunication Services - 2.7%
Diversified Telecommunication Services - 1.9%
China Unicom Hong Kong Ltd. (a)	17,026,000	$23,018,886
Tower Bersama Infrastructure Tbk PT	14,787,700	6,987,471

		30,006,357

Wireless Telecommunication Services - 0.8%
Safaricom Ltd.	14,165,550	3,707,900
Sarana Menara Nusantara Tbk PT	5,848,000	1,724,120
Turkcell Iletisim Hizmetleri AS	1,633,551	6,660,762

		12,092,782

		42,099,139

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Aldar Properties PJSC	9,663,200	5,788,317
Ayala Land, Inc.	7,652,200	6,826,487
China Resources Land Ltd.	610,000	1,789,521
CIFI Holdings Group Co., Ltd.	17,634,000	10,594,820

		24,999,145

Utilities - 1.1%
Electric Utilities - 0.9%
Centrais Eletricas Brasileiras SA (a)	1,409,100	8,216,150
Centrais Eletricas Brasileiras SA (Preference Shares)	251,000	1,719,944
Equatorial Energia SA	182,800	3,617,333

		13,553,427

Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	344,900	3,569,509

		17,122,936

Total Common Stocks (cost $1,224,546,554)		1,522,364,647

WARRANTS - 0.9%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)	3,266,460	6,784,741

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	2,037,478	5,125,111

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/29/19 (a)	332,550	2,059,630

Total Warrants (cost $11,998,036)		13,969,482

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
State Street Bank & Trust Co. 0.20%, dated 12/29/17 due 1/02/18 in the amount of $5,394,664 (collateralized by $5,475,000 U.S. Treasury Notes, 2.25%, due 1/31/24, value $5,505,052) (cost $5,394,544)	$5,395	$5,394,544

Total Investments - 99.9% (cost $1,241,939,134) (f)		1,541,728,673
Other assets less liabilities - 0.1%		1,126,695

Net Assets - 100.0%		$1,542,855,368

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	KRW	3,318,772	USD	3,056	1/18/18	$(54,395)
Bank of America, NA	RUB	491,976	USD	8,351	1/25/18	(157,725)
Bank of America, NA	BRL	80,731	USD	24,397	1/03/18	59,435
Bank of America, NA	USD	24,498	BRL	80,731	1/03/18	(160,581)
Bank of America, NA	USD	15,880	BRL	52,793	2/02/18	(18,517)
Bank of America, NA	USD	21,934	CNY	146,718	2/07/18	544,632
Barclays Bank PLC	CNY	106,770	USD	16,068	2/07/18	(290,386)
BNP Paribas SA	USD	12,149	TRY	48,842	2/14/18	571,920
BNP Paribas SA	USD	18,263	CLP	11,341,041	2/07/18	165,650
Citibank, NA	RUB	1,877,641	USD	30,895	1/25/18	(1,580,050)
Citibank, NA	ARS	166,621	USD	9,252	2/16/18	513,755
Citibank, NA	HKD	23,894	USD	3,069	2/14/18	8,072
Citibank, NA	USD	7,742	MXN	147,308	2/14/18	(306,891)
Citibank, NA	USD	41,659	ZAR	608,856	2/14/18	7,240,701
Citibank, NA	USD	33,131	KRW	35,999,685	1/18/18	608,341
Citibank, NA	USD	2,909	IDR	39,674,063	1/29/18	20,051
Credit Suisse International	KRW	49,305,158	USD	44,037	1/18/18	(2,171,802)
Credit Suisse International	ZAR	155,534	USD	11,075	2/14/18	(1,416,811)
Credit Suisse International	TRY	68,199	USD	16,849	2/14/18	(913,475)
Credit Suisse International	USD	6,383	INR	422,734	3/12/18	197,931
Deutsche Bank AG	BRL	39,953	USD	12,078	1/03/18	33,134
Deutsche Bank AG	USD	12,374	BRL	39,953	1/03/18	(329,007)
Deutsche Bank AG	USD	1,486	INR	97,341	3/12/18	29,307
Deutsche Bank AG	USD	5,329	COP	15,847,518	2/07/18	(35,711)
HSBC Bank USA	HKD	138,269	USD	17,755	2/14/18	42,119
HSBC Bank USA	HKD	41,615	USD	5,326	2/14/18	(5,450)
Standard Chartered Bank	USD	14,149	MXN	274,324	2/14/18	(303,187)
State Street Bank & Trust Co.	HKD	262,453	USD	33,692	2/14/18	71,083
State Street Bank & Trust Co.	USD	4,249	EUR	3,621	2/14/18	106,263
State Street Bank & Trust Co.	USD	9,133	THB	302,820	2/14/18	169,555

						$2,637,961

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $99,624,827 or 6.5% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $356,321,207 and gross unrealized depreciation of investments was $(53,893,707), resulting in net unrealized appreciation of $302,427,500.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
THB	-	Thailand Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

December 31, 2017 (unaudited)

28.7%	China
17.6%	South Korea
10.1%	Taiwan
8.2%	India
7.1%	Russia
5.9%	Brazil
4.2%	Hong Kong
3.9%	South Africa
2.6%	Argentina
2.3%	Turkey
1.9%	Indonesia
1.3%	Mexico
1.2%	Poland
1.0%	Philippines
3.6%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Canada, Georgia, Kazakhstan, Kenya, Peru, Singapore, Thailand, United Arab Emirates and Vietnam.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$85,871,946		$367,933,502		$	– 0	–	$453,805,448
Information Technology	86,742,859		321,763,088			– 0	–	408,505,947
Consumer Discretionary	63,135,187		95,862,539			4,036,262		163,033,988
Energy	83,752,060		29,966,618			– 0	–	113,718,678
Materials	3,099,938		95,987,086			0	(a)	99,087,024
Consumer Staples	67,924,109		20,375,167			– 0	–	88,299,276
Industrials	30,369,920		34,330,988			– 0	–	64,700,908
Health Care	12,570,992		34,421,166			– 0	–	46,992,158
Telecommunication Services	5,432,020		36,667,119			– 0	–	42,099,139
Real Estate	5,788,317		19,210,828			– 0	–	24,999,145
Utilities	3,569,509		13,553,427			– 0	–	17,122,936
Warrants	– 0	–	13,969,482			– 0	–	13,969,482
Short-Term Investments	5,394,544		– 0	–		– 0	–	5,394,544

Total Investments in Securities	453,651,401		1,084,041,010	(b)		4,036,262		1,541,728,673
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	10,381,949			– 0	–	10,381,949
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,743,988)			– 0	–	(7,743,988)

Total (d)(e)	$453,651,401		$1,086,678,971			$4,036,262		$1,544,366,634

(a)	The Portfolio held securities with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(d)	An amount of $108,525,698 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $77,712,999 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (a)			Total
Balance as of 9/30/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		1,102,996			1,102,996
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		2,933,266			2,933,266	(b)
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/17		$4,036,262			$4,036,262

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17		$1,102,996			$1,102,996

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 21.7%
Agency Fixed Rate 30-Year - 19.8%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46	U.S.$	14,615		$15,407,359
5.00%, 8/01/33		2		2,141
Series 2007
5.50%, 7/01/35		1,360		1,504,463
Series 2017
4.00%, 7/01/44		12,022		12,669,600
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		29,222		29,291,415
3.50%, 1/01/48, TBA		234,793		241,158,097
4.00%, 12/01/40-10/01/43		30,663		32,313,441
4.00%, 1/01/48, TBA		135,485		141,708,842
4.50%, 1/25/48, TBA		90,617		96,407,988
5.50%, 11/01/33-9/01/36		1,541		1,706,238
6.00%, 3/01/37		9		10,012
6.50%, 8/01/31-8/01/34		6		7,259
Series 2003
5.50%, 4/01/33-7/01/33		4,398		4,869,796
Series 2004
5.50%, 4/01/34-11/01/34		3,760		4,166,179
Series 2005
5.50%, 2/01/35		3,462		3,835,219
Series 2006
5.50%, 4/01/36		647		716,950
Government National Mortgage Association
3.00%, 4/20/46-12/20/46		14,989		15,143,881
3.50%, 1/01/48, TBA		66,072		68,332,905
Series 1996
8.50%, 11/15/26		0	**	274

				669,252,059

Agency Fixed Rate 15-Year - 1.8%
Federal National Mortgage Association
2.50%, 4/01/27-2/01/32		59,488		59,447,507
Series 2016
2.50%, 11/01/31		3,012		3,009,553

				62,457,060

Other Agency Fixed Rate Programs - 0.1%
Federal National Mortgage Association
4.50%, 10/01/23-4/01/34		2,740		2,915,744
Series 2009
4.50%, 10/01/29		35		37,621

				2,953,365

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.841% (LIBOR 12 Month + 2.109%), 12/01/36 (a)(b)(c)		1		898
Series 2007

	Principal Amount (000)		U.S. $ Value
3.903% (LIBOR 12 Month + 2.153%), 3/01/37 (a)(b)(c)	U.S.$	1	$1,503

			2,401

Total Mortgage Pass-Throughs (cost $733,950,098)			734,664,885

CORPORATES - INVESTMENT GRADE - 18.6%
Financial Institutions - 9.4%
Banking - 8.1%
ABN AMRO Bank NV
4.75%, 7/28/25 (d)		1,171	1,243,696
American Express Co.
2.65%, 12/02/22		17	16,869
American Express Credit Corp.
Series G
2.25%, 8/15/19		7	7,001
Banco Santander SA
3.50%, 4/11/22		5,600	5,708,192
Bank of America Corp.
2.881%, 4/24/23		8,455	8,470,219
3.824%, 1/20/28		8,285	8,569,921
5.00%, 5/13/21		10	10,793
Series G
3.593%, 7/21/28		6,735	6,848,283
Barclays PLC
3.65%, 3/16/25		1,846	1,847,661
BB&T Corp.
2.05%, 6/19/18		12	12,005
BNP Paribas SA
3.80%, 1/10/24 (d)		2,928	3,027,406
Series E
2.25%, 1/11/27 (d)	EUR	3,037	3,836,306
BPCE SA
5.70%, 10/22/23 (d)	U.S.$	1,991	2,207,541
Capital One Financial Corp.
3.30%, 10/30/24		8,359	8,329,075
4.75%, 7/15/21		7	7,473
Citigroup, Inc.
3.668%, 7/24/28		11,770	11,924,187
3.875%, 3/26/25		6,580	6,732,524
4.50%, 1/14/22		11	11,708
Compass Bank
2.875%, 6/29/22		8,460	8,379,038
5.50%, 4/01/20		14,784	15,551,437
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,648,240
4.375%, 8/04/25		6,380	6,741,236
Credit Agricole SA/London
3.375%, 1/10/22 (d)		576	584,709
4.125%, 1/10/27 (d)		3,158	3,285,836
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		7,155	7,374,587
4.55%, 4/17/26		5,635	6,030,070
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,775,136

	Principal Amount (000)		U.S. $ Value
3.75%, 5/22/25	U.S.$	2,661	$2,740,830
3.85%, 7/08/24		10,315	10,697,377
5.25%, 7/27/21		6	6,503
5.75%, 1/24/22		14	15,514
Series D
6.00%, 6/15/20		6,177	6,673,260
HSBC Holdings PLC
4.041%, 3/13/28		15,320	15,953,022
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,481,869
3.54%, 5/01/28		15,320	15,551,332
4.50%, 1/24/22		20	21,399
Lloyds Banking Group PLC
4.582%, 12/10/25		1,667	1,750,867
4.65%, 3/24/26		1,678	1,772,203
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		801	829,636
Morgan Stanley
3.591%, 7/22/28		14,155	14,285,367
5.625%, 9/23/19		3,033	3,196,479
7.25%, 4/01/32		15	20,789
Series G
3.75%, 2/25/23		8	8,286
5.50%, 7/24/20-7/28/21		3,964	4,250,687
Nationwide Building Society
4.00%, 9/14/26 (d)		8,635	8,741,642
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/22		13	13,347
5.125%, 2/08/20		5	5,280
Santander Holdings USA, Inc.
4.40%, 7/13/27 (d)		8,385	8,580,957
Santander Issuances SAU
3.25%, 4/04/26 (d)	EUR	400	527,967
5.179%, 11/19/25	U.S.$	8,200	8,867,562
Santander UK Group Holdings PLC
2.875%, 8/05/21		6,919	6,910,836
Santander UK PLC
5.00%, 11/07/23 (d)		5,085	5,446,696
State Street Corp.
1.35%, 5/15/18		12	11,977
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	7,007,375
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (d)		4,794	5,031,351
US Bancorp Series J
5.30%, 4/15/27 (e)		3,485	3,767,180
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,585,025

			271,933,764

Finance - 0.2%
HSBC Finance Corp.
6.676%, 1/15/21		32	35,578

	Principal Amount (000)		U.S. $ Value
Synchrony Financial
3.95%, 12/01/27	U.S.$	8,455	$8,419,236

			8,454,814

Insurance - 0.7%
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (d)		6,601	7,228,359
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,101,582
Lincoln National Corp.
8.75%, 7/01/19		944	1,028,903
MetLife Capital Trust IV
7.875%, 12/15/37 (d)		5,200	6,930,404
MetLife, Inc.
4.75%, 2/08/21		1,570	1,677,310
Nationwide Mutual Insurance
Co. 9.375%, 8/15/39 (d)		2,058	3,505,309
Prudential Financial, Inc.
4.50%, 11/15/20		15	15,799
XLIT Ltd.
3.25%, 6/29/47	EUR	1,433	1,735,684
6.25%, 5/15/27	U.S.$	5	5,908

			23,229,258

REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	205,590
Trust F/1401
5.25%, 1/30/26 (d)		3,173	3,351,476
Welltower, Inc.
4.00%, 6/01/25		10,111	10,459,627

			14,016,693

			317,634,529

Industrial - 8.6%
Basic - 0.8%
Anglo American Capital PLC
3.75%, 4/10/22 (d)		200	203,310
Dow Chemical Co. (The)
3.00%, 11/15/22		6	6,035
7.375%, 11/01/29		700	934,920
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,375,471
Glencore Funding LLC
4.125%, 5/30/23 (d)		2,622	2,715,107
Minsur SA
6.25%, 2/07/24 (d)		3,473	3,802,935
Mosaic Co. (The)
5.625%, 11/15/43		2,042	2,210,383
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (d)		4,581	4,638,256

	Principal Amount (000)		U.S. $ Value
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	4,870	$5,956,001
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,940,520

			26,782,938

Capital Goods - 0.2%
Boeing Co. (The)
1.65%, 10/30/20		15	14,793
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	12,935
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,319,592
Emerson Electric Co.
5.00%, 4/15/19		10	10,346
General Electric Co.
Series D
5.00%, 1/21/21 (e)		1,879	1,940,124
John Deere Capital Corp.
1.60%, 7/13/18		11	10,985
Lockheed Martin Corp.
1.85%, 11/23/18		8	7,985
Republic Services, Inc.
3.80%, 5/15/18		6	6,036
United Technologies Corp.
1.95%, 11/01/21		12	11,724

			7,334,520

Communications - Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,607,677
Comcast Corp.
5.70%, 7/01/19		9	9,466
Cox Communications, Inc.
2.95%, 6/30/23 (d)		2,401	2,363,497
Time Warner Cable LLC
4.00%, 9/01/21		18	18,507
4.125%, 2/15/21		9,385	9,656,790
4.50%, 9/15/42		2,370	2,214,504
8.75%, 2/14/19		10	10,664
Time Warner, Inc.
3.60%, 7/15/25		6,420	6,428,731

			23,309,836

Communications - Telecommunications - 1.2%
AT&T, Inc.
1.75%, 1/15/18		15	14,998
3.40%, 5/15/25		18,525	18,237,122
3.875%, 8/15/21		7	7,262
4.125%, 2/17/26		6,376	6,511,107
5.15%, 2/14/50		3,710	3,741,795
5.80%, 2/15/19		50	51,895
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	949,910
Verizon Communications, Inc.

	Principal Amount (000)		U.S. $ Value
3.50%, 11/01/24	U.S.$	5,149	$5,239,056
5.50%, 3/16/47		4,485	5,109,222

			39,862,367
Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,757,853
3.664%, 9/08/24		6,294	6,363,989
5.00%, 5/15/18		11,532	11,657,929
5.875%, 8/02/21		4,933	5,419,345
General Motors Co.
3.50%, 10/02/18		3,880	3,917,132
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,563,620
3.25%, 5/15/18		436	437,714
4.00%, 1/15/25		1,105	1,137,741
4.30%, 7/13/25		1,405	1,463,279

			40,718,602

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	25,753

Consumer Cyclical - Retailers - 0.0%
CVS Health Corp.
2.25%, 8/12/19		8	7,978
Home Depot, Inc. (The)
2.00%, 6/15/19		5	5,000

			12,978

Consumer Non-Cyclical - 1.1%
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,866,574
Biogen, Inc.
4.05%, 9/15/25		7,188	7,611,445
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	67,197
Celgene Corp.
2.875%, 8/15/20		7	7,065
Coca-Cola Co. (The)
1.375%, 5/30/19		5	4,958
Laboratory Corp. of America Holdings
2.625%, 2/01/20		8	8,018
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,418,898
Mylan NV
3.125%, 11/22/28 (d)	EUR	4,695	5,943,123
Sigma Alimentos SA de CV
4.125%, 5/02/26 (d)	U.S.$	378	381,780
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		5,781	4,747,646
Thermo Fisher Scientific, Inc.
2.40%, 2/01/19		8	8,009
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,796,100
3.95%, 8/15/24		5,908	6,206,827

	Principal Amount (000)		U.S. $ Value
4.50%, 6/15/22	U.S.$	7	$7,477

			38,075,117

Energy - 1.4%
Cenovus Energy, Inc.
3.00%, 8/15/22		350	347,610
5.70%, 10/15/19		1,637	1,721,289
Ecopetrol SA
5.875%, 5/28/45		2,685	2,752,125
Encana Corp.
3.90%, 11/15/21		3,815	3,919,951
Energy Transfer LP
4.65%, 6/01/21		6	6,297
6.70%, 7/01/18		3,915	4,000,347
Energy Transfer LP/Regency Energy
Finance Corp.
4.50%, 11/01/23		1,196	1,235,731
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	5,823,615
Enterprise Products Operating LLC
3.35%, 3/15/23		11	11,234
5.20%, 9/01/20		2,133	2,281,094
Hess Corp.
4.30%, 4/01/27		5,930	5,927,984
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	7,036
Marathon Petroleum Corp.
5.125%, 3/01/21		6	6,429
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,677
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,885,057
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	5,993,308
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,749,923
Williams Partners LP
3.35%, 8/15/22		7	7,072
4.125%, 11/15/20		4,549	4,709,261

			48,399,040

Other Industrial - 0.0%
Alfa SAB de CV
5.25%, 3/25/24 (d)		1,269	1,341,967

Services - 0.4%
Expedia, Inc.
3.80%, 2/15/28		5,946	5,745,658
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,610,741
Total System Services, Inc.
3.75%, 6/01/23		1,035	1,058,919

			13,415,318

	Principal Amount (000)		U.S. $ Value
Technology - 1.4%
Arrow Electronics, Inc.
3.50%, 4/01/22	U.S.$	8	$8,103
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (d)		1,666	1,657,187
3.875%, 1/15/27 (d)		3,605	3,556,441
Cisco Systems, Inc.
1.85%, 9/20/21		12	11,775
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (d)		8,505	9,181,318
6.02%, 6/15/26 (d)		1,415	1,559,429
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (d)		5,868	5,823,755
HP, Inc.
4.65%, 12/09/21		2,372	2,524,543
Intel Corp.
2.45%, 7/29/20		5	5,044
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,946,291
Lam Research Corp.
2.80%, 6/15/21		2,639	2,653,778
Microsoft Corp.
1.55%, 8/08/21		12	11,687
Motorola Solutions, Inc.
7.50%, 5/15/25		178	214,926
Oracle Corp.
2.25%, 10/08/19		12	12,049
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,562,517
VMware, Inc.
2.95%, 8/21/22		2,650	2,643,799
Western Digital Corp.
7.375%, 4/01/23 (d)		4,780	5,158,863

			45,531,505

Transportation - Railroads - 0.0%
Burlington Northern Santa Fe LLC
3.05%, 9/01/22		6	6,116

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (d)		4,975	5,074,500
Ryder System, Inc.
2.50%, 3/01/18		7	7,003

			5,081,503

			289,897,560

Utility - 0.6%
Electric - 0.6%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,585	8,831,209
Dominion Energy, Inc.
Series C
2.00%, 8/15/21		2	1,956

	Principal Amount (000)		U.S. $ Value
Duke Energy Carolinas LLC
3.90%, 6/15/21	U.S.$	4	$4,186
Duke Energy Corp.
1.80%, 9/01/21		6	5,831
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (d)		7,000	7,455,000
Southern Co. (The)
2.35%, 7/01/21		6	5,952
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,813,863

			20,117,997

Total Corporates - Investment Grade (cost $606,639,538)			627,650,086

GOVERNMENTS - TREASURIES - 12.3%
United States - 12.3%
U.S. Treasury Bonds
2.25%, 8/15/46		5,000	4,510,938
2.50%, 5/15/46		3,046	2,897,983
2.75%, 11/15/47		6,536	6,548,255
2.875%, 11/15/46		4,910	5,037,353
3.00%, 5/15/45		23,139	24,306,796
3.375%, 5/15/44		5,710	6,408,022
3.75%, 11/15/43		10,205	12,159,895
4.50%, 2/15/36		1,925	2,478,523
4.75%, 2/15/37		3,340	4,448,984
5.375%, 2/15/31		13,172	17,498,179
6.25%, 5/15/30		2,424	3,408,036
8.125%, 8/15/19		299	328,480
U.S. Treasury Notes
0.875%, 3/31/18		70,000	69,901,563
1.125%, 1/31/19-2/28/19		126,999	126,006,959
1.375%, 1/31/21-4/30/21		115	112,645
1.625%, 11/30/20-11/15/22		13,756	13,405,437
1.75%, 11/30/21 (f)		26,965	26,590,018
1.875%, 1/31/22 (f)		20,770	20,555,809
2.125%, 8/15/21-12/31/22		14,965	14,907,552
2.25%, 8/15/27 (f)		31,527	31,083,652
2.375%, 8/15/24 (f)		22,206	22,278,763
2.50%, 8/15/23		195	197,681

Total Governments - Treasuries (cost $413,457,049)			415,071,523

ASSET-BACKED SECURITIES - 10.6%
Autos - Fixed Rate - 5.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		2,432	2,429,761
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		3,820	3,810,157
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (d)		16,846	16,959,077

	Principal Amount (000)		U.S. $ Value
Series 2016-1A, Class A
2.99%, 6/20/22 (d)	U.S.$	3,918	$3,941,419
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (d)		2,487	2,485,123
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		1,113	1,111,742
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		4,179	4,166,822
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (d)		1,905	1,905,104
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (d)		914	912,581
Series 2016-C, Class E
8.39%, 9/15/23 (d)		4,440	4,712,196
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (d)		1,805	1,798,977
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (d)		1,011	1,010,998
Series 2017-3, Class B
2.30%, 5/17/21		4,270	4,258,946
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (d)		2,998	2,991,897
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (d)		374	374,205
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (d)		3,040	3,181,620
Series 2016-3A, Class A
1.84%, 11/16/20 (d)		1,297	1,295,105
Series 2017-2A, Class A
2.11%, 6/15/21 (d)		3,582	3,580,494
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		8,073	8,067,167
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (d)		1,319	1,316,435
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (d)		3,030	3,282,487
Series 2016-4, Class A2
1.96%, 2/16/21 (d)		3,415	3,396,148
Series 2016-4, Class D
3.89%, 11/15/22 (d)		3,395	3,404,878
Series 2017-1, Class A

	Principal Amount (000)		U.S. $ Value
1.93%, 12/15/21 (d)	U.S.$	3,773	$3,768,798
Series 2017-3, Class A
1.88%, 10/15/21 (d)		4,995	4,982,100
Series 2017-4, Class A
2.07%, 4/15/22 (d)		4,010	4,000,439
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (d)		14,327	14,353,386
Series 2016-1, Class A
2.31%, 8/15/27 (d)		1,899	1,892,776
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,159,685
Series 2016-1, Class A1
1.76%, 2/15/21		4,164	4,150,254
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	5,019,257
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		3,424	3,422,932
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (d)		5,130	5,125,716
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		157	157,002
Series 2015-1, Class A3
1.41%, 6/15/20		2,577	2,572,968
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (d)		3,692	3,682,350
Series 2015-2A, Class A
2.02%, 9/25/19 (d)		4,800	4,790,028
Series 2015-2A, Class C
3.95%, 9/25/19 (d)		3,400	3,373,813
Series 2016-1A, Class A
2.32%, 3/25/20 (d)		6,609	6,586,767
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (d)		21,065	21,037,399
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (d)		212	212,158
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		1,017	1,017,034
Series 2017-3, Class A2
1.67%, 6/15/20		3,914	3,906,794
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (d)		1,021	1,020,520

			184,625,515

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 2.1%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	U.S.$	10,316	$10,364,018
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,180,514
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,182,853
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,823,287
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,015,469
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,003,628
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,351,823
Series 2016-B, Class A
1.44%, 6/15/22		6,744	6,724,343
Series 2017-B, Class A
1.98%, 6/15/23		6,400	6,375,061

			71,020,996

Other ABS - Fixed Rate - 1.8%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (d)		267	266,936
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (d)(g)		6,755	6,744,272
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		5,229	5,226,759
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,381,430
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (d)(g)		689	690,518
Series 2017-1A, Class A
2.827%, 3/15/24 (d)(g)		2,329	2,335,748
Series 2017-2A, Class A
2.39%, 7/15/24 (d)(g)		4,510	4,509,223
Series 2017-3A, Class A
2.36%, 12/15/24 (d)(g)		2,904	2,903,256
Series 2017-3A, Class B
3.01%, 12/15/24 (d)(g)		1,725	1,719,539
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (d)(g)		1,500	1,503,499
SBA Tower Trust
3.156%, 10/08/20 (d)(g)		7,996	8,055,970
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (d)(g)		1,531	1,538,268

	Principal Amount (000)		U.S. $ Value
Series 2017-1, Class A
3.28%, 1/26/26 (d)(g)	U.S.$	3,593	$3,626,562
Series 2017-2, Class A
3.28%, 2/25/26 (d)(g)		3,540	3,573,322
Series 2017-5, Class A2
2.78%, 9/25/26 (d)(g)		5,740	5,672,280
Series 2017-6, Class A2
2.82%, 11/25/26 (d)(g)		6,740	6,700,619

			61,448,201

Autos - Floating Rate - 0.6%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.977% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(d)		10,554	10,575,747
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
2.001% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		10,924	10,926,493

			21,502,240

Credit Cards - Floating Rate-0.6%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.827% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		11,732	11,737,498
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.957% (LIBOR 1 Month + 0.48%), 2/15/22 (c)		6,720	6,725,362

			18,462,860

Home Equity Loans - Floating Rate-0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.677% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(g)		755	758,690
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.852% (LIBOR 1 Month + 0.30%), 4/25/34 (c)(g)		6	5,853

			764,543

Total Asset-Backed Securities (cost $357,275,765)			357,824,355

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.5%
Non-Agency Fixed Rate CMBS – 5.9%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (d)		9,720	9,737,107

	Principal Amount (000)		U.S. $ Value
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50	U.S.$	8,525	$8,760,345
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		3,655	3,672,825
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (d)		11,325	11,570,139
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,549,028
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,705,524
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,245,099
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	4,123,151
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.755%, 10/15/45(d) (g)		3,938	3,157,748
Series 2013-SFS, Class A1
1.873%, 4/12/35 (d)		3,317	3,234,091
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	4,100,539
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,516,620
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,534,639
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,329,036
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	8,065,507
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (d)		11,127	11,179,590
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31(d)		556	538,495
Series 2013-G1, Class A2
3.557%, 4/10/31(d)		6,804	6,714,393
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		1,871	1,872,838
Series 2011-C5, Class D
5.408%, 8/15/46 (d)(g)		1,285	1,273,178
Series 2012-C6, Class E
5.136%, 5/15/45 (d)(g)		3,967	3,527,821
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.569%, 8/15/46 (d)(g)		2,527	2,287,530
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	4,012,963
Series 2015-C31, Class A3

	Principal Amount (000)		U.S. $ Value
3.801%, 8/15/48	U.S.$	9,802	$10,265,177
Series 2015-C32, Class C
4.668%, 11/15/48 (g)		5,623	5,597,798
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (g)		2,332	1,852,925
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41(d)		692	689,854
Series 2015-3, Class A2
2.729%, 4/20/48 (d)		5,377	5,362,686
Series 2016-4, Class A2
2.579%, 3/10/49 (d)		6,295	6,196,356
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)		3,478	3,469,921
Series 2016-UB12, Class A4
3.596%, 12/15/49		6,180	6,405,613
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,540,336
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.469%, 9/15/48 (g)		5,778	5,690,984
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.23%, 3/15/45 (d)(h)		73,895	3,648,223
Series 2013-C14, Class A5
3.337%, 6/15/46		5,684	5,836,113
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,080,998

			199,345,190

Non-Agency Floating Rate CMBS - 1.6%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.25% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(d)(g)		10,570	10,578,153
BX Trust
Series 2017-IMC, Class A
2.527% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(d)		8,330	8,343,060
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.077% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(d)(g)		2,270	2,293,988
Great Wolf Trust
Series 2017-WOLF, Class A
2.477% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(d)		5,685	5,688,553
H/2 Asset Funding NRE
Series 2015-1A
3.202% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(g)(i)		3,679	3,678,975

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2015-SGP, Class A
3.177% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(d)	U.S.$	7,938	$7,968,113
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.347% (LIBOR 1 Month + 1.87%), 8/15/26 (c) (d)		2,887	2,887,175
Series 2015-XLF2, Class SNMA
3.427% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(d)		2,639	2,624,070
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.697% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(d)		10,370	10,391,789

			54,453,876

Total Commercial Mortgage-Backed Securities (cost $256,402,158)			253,799,066

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.2%
Risk Share Floating Rate – 3.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.052% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(i)		2,410	2,463,945
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		8,185	9,108,069
Series 2014-DN2, Class M3
5.152% (LIBOR 1 Month + 3.60%), 4/25/24 (c)		2,091	2,332,671
Series 2014-DN3, Class M3
5.552% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		8,960	9,776,344
Series 2014-DN4, Class M3
6.102% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		2,212	2,441,478
Series 2014-HQ3, Class M3
6.302% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		4,508	4,986,167
Series 2015-DNA1, Class M3
4.852% (LIBOR 1 Month + 3.30%), 10/25/27 (c)		675	756,184
Series 2015-DNA2, Class M2
4.152% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		5,130	5,231,182
Series 2015-HQA1, Class M2
4.202% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		5,534	5,644,046

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
6.452% (LIBOR 1 Month + 4.90%), 11/25/24 (c)	U.S.$	4,824	$5,501,449
Series 2014-C04, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		3,527	3,990,284
Series 2015-C01, Class 1M2
5.852% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		3,221	3,508,558
Series 2015-C01, Class 2M2
6.102% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		3,182	3,401,635
Series 2015-C02, Class 2M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		3,160	3,356,829
Series 2015-C03, Class 1M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		5,820	6,566,169
Series 2015-C03, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		6,154	6,772,956
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,922	2,210,503
Series 2015-C04, Class 2M2
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		6,093	6,835,682
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		6,033	7,182,484
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		4,597	5,437,410
Series 2016-C02, Class 1M2
7.552% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,864	5,773,998
Series 2016-C03, Class 2M2
7.452% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		4,253	4,921,659
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(i)		999	1,087,544
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.802% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(i)		3,982	4,507,791
Series 2015-WF1, Class 2M2
7.052% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(i)		1,154	1,365,333

			115,160,370

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 1.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.623% (6.10% - LIBOR 1 Month), 12/15/44 (c)(j)	U.S.$	23,691	$4,262,545
Series 4585, Class DS
4.523% (6.00% - LIBOR 1 Month), 5/15/46 (c)(j)		11,489	2,339,366
Series 4693, Class SL
4.673% (6.15% - LIBOR 1 Month), 6/15/47 (c)(j)		7,484	1,550,947
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.988% (6.54% - LIBOR 1 Month), 12/25/41 (c)(j)		11,941	2,434,120
Series 2012-70, Class SA
4.998% (6.55% - LIBOR 1 Month), 7/25/42 (c)(j)		21,319	4,556,493
Series 2014-17, Class SA
4.498% (6.05% - LIBOR 1 Month), 4/25/44 (c)(j)		20,612	3,798,288
Series 2015-26, Class SH
4.898% (6.45% - LIBOR 1 Month), 5/25/45 (c)(j)		17,478	3,394,006
Series 2016-106, Class ES
4.448% (6.00% - LIBOR 1 Month), 1/25/47 (c)(j)		10,298	1,937,097
Series 2017-16, Class SG
4.498% (6.05% - LIBOR 1 Month), 3/25/47 (c)(j)		20,604	4,089,108
Series 2017-62, Class AS
4.598% (6.15% - LIBOR 1 Month), 8/25/47 (c)(j)		12,818	2,545,298
Series 2017-81, Class SA
4.648% (6.20% - LIBOR 1 Month), 10/25/47 (c)(j)		19,390	4,051,605
Series 2017-97, Class SW
4.648% (6.20% - LIBOR 1 Month), 12/25/47 (c)(j)		15,584	3,227,797
Government National Mortgage Association
Series 2017-43, Class ST
4.599% (6.10% - LIBOR 1 Month), 3/20/47 (c)(j)		20,339	3,602,291
Series 2017-122, Class SA
4.699% (6.20% - LIBOR 1 Month), 8/20/47 (c)(j)		14,753	3,211,210
Series 2017-134, Class MS
4.699% (6.20% - LIBOR 1 Month), 9/20/47 (c)(j)		14,218	3,219,480

			48,219,651

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	U.S.$	697	$657,868
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,876	1,684,480
Series 2005-65CB, Class 2A6
6.00%, 12/25/35		2,095	1,980,838
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		945	959,822
Series 2006-24CB, Class A16
5.75%, 6/25/36		3,746	3,142,170
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,386	1,984,777
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,214	1,100,049
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		904	811,594
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.244%, 5/25/35		1,878	1,894,856
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		2,067	1,783,327
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,358	1,181,206
Series 2007-2, Class A16
6.00%, 3/25/37		2,475	2,159,076
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (d)		3,963	3,266,922
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,873	2,452,746
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		1,669	1,467,958
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (d)		5,282	4,666,338
Series 2010-9, Class 7A6
6.00%, 5/26/37 (d)		4,245	3,432,396
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		876	874,370

			35,500,793

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.742% (LIBOR 1 Month + 0.19%), 12/25/36 (c)	U.S.$	6,447	$4,008,813
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.802% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		2,285	2,032,866

			6,041,679

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.805%, 5/28/35 (g)		1,605	1,493,725
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (h)		19,904	4,006,152

			5,499,877

Total Collateralized Mortgage Obligations (cost $200,521,759)			210,422,370

INFLATION-LINKED SECURITIES - 5.8%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	3,534,308	33,376,034

United States - 4.8%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	78,587	78,395,598
0.25%, 1/15/25 (TIPS)		34,894	34,572,473
0.375%, 7/15/25 (TIPS)		50,271	50,341,626

			163,309,697

Total Inflation-Linked Securities (cost $198,042,331)			196,685,731

CORPORATES - NON-INVESTMENT GRADE - 2.9%
Industrial - 1.8%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (d)		3,570	3,676,636
SPCM SA
4.875%, 9/15/25 (d)		3,120	3,144,024

			6,820,660

Communications - Media - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (d)		4,420	4,376,021
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,437,217
SFR Group SA
5.375%, 5/15/22 (d)	EUR	712	880,485

	Principal Amount (000)		U.S. $ Value
Ziggo Secured Finance BV
5.50%, 1/15/27 (d)	U.S.$	1,732	$1,724,518

			8,418,241

Communications - Telecommunications - 0.3%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24		749	747,592
Sprint Capital Corp.
6.90%, 5/01/19		10,125	10,571,310

			11,318,902

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (d)		964	988,977

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (d)		3,615	3,897,946
6.50%, 2/15/25 (d)		4,910	5,508,382
KB Home 4.75%, 5/15/19		3,146	3,201,873

			12,608,201

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (d)		3,920	3,601,226

Energy - 0.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,344,760
Nabors Industries, Inc.
5.50%, 1/15/23 (k)		6,604	6,413,409
PDC Energy, Inc.
5.75%, 5/15/26 (d)		4,354	4,458,888
SM Energy Co.
6.50%, 1/01/23		359	366,061

			13,583,118

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)		2,909	2,880,986

			60,220,311

Financial Institutions - 1.1%
Banking - 0.9%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (e)		2,200	2,277,792
Bank of America Corp.
Series Z
6.50%, 10/23/24 (e)		2,288	2,597,063

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (d)(e)	U.S.$	1,250	$1,506,250
Credit Suisse Group AG
7.50%, 12/11/23 (d)(e)		1,557	1,779,137
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		6,729	6,873,875
Series E
3.928%, 9/15/26 (d)	EUR	954	1,254,646
Lloyds Banking Group PLC
7.50%, 6/27/24 (e)	U.S.$	3,734	4,229,091
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (c)(d)(e)	EUR	300	355,132
8.625%, 8/15/21 (e)	U.S.$	3,756	4,225,425
Series U
4.015% (LIBOR 3 Month + 2.32%),
9/30/27 (c)(e)		2,900	2,878,859

Standard Chartered PLC
2.888% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		300	281,487
7.50%, 4/02/22 (d)(e)		1,882	2,032,641
7.75%, 4/02/23 (d)(e)		822	899,991

			31,191,389

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		4,130	4,362,064
7.25%, 1/25/22		875	930,064

			5,292,128

			36,483,517

Total Corporates - Non-Investment Grade
(cost $92,072,466)			96,703,828

AGENCIES - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20
(cost $74,042,434)		81,666	77,106,587

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%),
6/21/20 (c)	ARS	110,080	6,342,955

Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	82,490	24,601,438

Total Emerging Markets - Treasuries
(cost $27,480,917)			30,944,393

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (d)	U.S.$	4,673	$1,311,711
7.125%, 6/26/42 (d)		1,770	535,425

			1,847,136

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (d)		3,181	3,289,154

Consumer Non-Cyclical - 0.1%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)		3,590	3,733,600
Minerva Luxembourg SA
6.50%, 9/20/26 (d)		1,148	1,182,153

			4,915,753

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		226	239,842
6.25%, 3/17/24		3,825	4,049,719
Ultrapar International SA
5.25%, 10/06/26 (d)		3,456	3,516,480

			7,806,041

Total Emerging Markets - Corporate Bonds (cost $21,116,134)			17,858,084

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40
(cost $8,651,021)		8,520	13,329,114

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (d)		2,059	2,061,224

Mexico - 0.3%
Petroleos Mexicanos
4.625%, 9/21/23		6,985	7,185,819
6.50%, 3/13/27 (d)		3,195	3,498,525

			10,684,344

Total Quasi-Sovereigns (cost $12,419,106)			12,745,568

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.2%
Mexico Government International Bond
4.125%, 1/21/26 (cost $5,456,592)	U.S.$	5,217	$5,424,376

Company	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (g)(l)(m)
(cost $2,813,000)		2,813	2,946,596

	Principal Amount (000)
EMERGING MARKETS -SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (d)
(cost $2,046,000)	U.S.$	2,046	2,138,070

SHORT-TERM INVESTMENTS - 18.4%
Agency Discount Note - 10.3%
Federal Home Loan Bank Discount Notes
Zero Coupon, 1/05/18-3/09/18
(cost $347,455,898)		347,815	347,455,898

Governments - Treasuries - 6.6%
Japan - 6.6%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18
(cost $222,143,709)	JPY	25,180,000	223,582,956

Commercial Paper - 1.5%
Mizuho Bank Ltd./NY
Zero Coupon, 1/19/18
(cost $49,966,500)	U.S.$	50,000	49,966,500

Total Short-Term Investments (cost $619,566,107)			621,005,354

Total Investments - 108.9%
(cost $3,631,952,475) (n)			3,676,319,986
Other assets less liabilities - (8.9)%			(299,739,145)

Net Assets - 100.0%			$3,376,580,841

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	3,402	March 2018	USD	340,200	$397,192,065	$395,190,142	$(2,001,923)
U.S. T-Note 10 Yr (CBT) Futures	479	March 2018	USD	47,900	59,534,047	59,418,453	(115,594)
U.S. Ultra Bond (CBT) Futures	1,718	March 2018	USD	171,800	285,470,676	288,033,437	2,562,761
Sold Contracts
Euro-BOBL Futures	1,505	March 2018	EUR	150,500	238,932,327	237,657,810	1,274,517
Japan 10 Yr Bond (OSE) Futures	23	March 2018	JPY	2,300,000	30,786,878	30,778,256	8,622
U.S. T-Note 2 Yr (CBT) Futures	618	March 2018	USD	123,600	132,497,646	132,319,594	178,052

							$1,906,435

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	2,521	USD	1,915	3/07/18	$(51,937)
Australia and New Zealand Banking Group Ltd.	NZD	11,296	USD	7,822	3/07/18	(177,428)
Bank of America, NA	BRL	38,314	USD	11,582	1/03/18	31,774
Bank of America, NA	USD	11,653	BRL	38,314	1/03/18	(102,364)
Bank of America, NA	CHF	66,776	USD	68,071	1/22/18	(541,223)
Bank of America, NA	BRL	15,334	USD	4,613	2/02/18	5,378
Citibank, NA	USD	3,951	KRW	4,400,474	1/18/18	172,728
Citibank, NA	CZK	2,219,476	USD	102,758	1/19/18	(1,566,124)
Citibank, NA	USD	9,752	RUB	592,702	1/25/18	498,763
Citibank, NA	GBP	7,211	USD	9,696	2/02/18	(49,127)
Citibank, NA	USD	7,051	CNY	46,754	2/07/18	112,026
Citibank, NA	USD	6,463	PEN	21,286	2/07/18	91,990
Citibank, NA	USD	6,824	MXN	130,549	2/22/18	(243,909)
Citibank, NA	EUR	15,193	USD	17,979	3/12/18	(323,740)
Deutsche Bank AG	BRL	38,314	USD	11,866	1/03/18	315,509
Deutsche Bank AG	USD	11,582	BRL	38,314	1/03/18	(31,774)
Goldman Sachs Bank USA	USD	103,159	CZK	2,219,476	1/19/18	1,164,930
Goldman Sachs Bank USA	BRL	14,985	USD	4,510	2/02/18	7,834
HSBC Bank USA	USD	6,446	CNY	42,723	2/07/18	99,344
HSBC Bank USA	JPY	1,215,875	USD	10,931	2/09/18	121,344
HSBC Bank USA	EUR	9,898	PLN	41,729	3/09/18	67,564
JPMorgan Chase Bank, NA	CAD	27,845	USD	21,901	1/18/18	(257,811)
JPMorgan Chase Bank, NA	USD	11,484	CAD	14,370	1/18/18	(48,865)
JPMorgan Chase Bank, NA	TWD	405,334	USD	13,600	2/07/18	(124,340)
Royal Bank of Scotland PLC	JPY	29,000,000	USD	255,856	1/25/18	(1,774,484)
Standard Chartered Bank	USD	8,497	KRW	9,326,079	1/18/18	243,287
Standard Chartered Bank	EUR	57,359	USD	68,133	1/22/18	(764,796)
State Street Bank & Trust Co.	KRW	13,724,104	USD	12,121	1/18/18	(741,574)
State Street Bank & Trust Co.	JPY	2,019	USD	18	1/25/18	(84)

						$(3,867,109)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP 309,460	11/07/19	6 Month LIBOR	0.790%	Semi-Annual/Semi-Annual	$264,328	$(2,105)	$266,433
USD 169,930	11/14/19	1.863%	3 Month LIBOR	Semi-Annual/Quarterly	479,239	0	479,239
SEK 284,090	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	110,101	132	109,969
NZD 58,020	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	689,441	0	689,441
GBP 58,560	11/07/22	1.032%	6 Month LIBOR	Semi-Annual/Semi-Annual	(75,222)	913	(76,135)
USD 56,670	9/22/26	1.558%	3 Month LIBOR	Semi-Annual/Quarterly	3,508,919	0	3,508,919
USD 9,015	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	509,835	0	509,835

					$5,486,641	$(1,060)	$5,487,701

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.82%	USD	4,718	$(283,733)	$(84,989)	$(198,744)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.82	USD	5,407	(325,168)	(100,993)	(224,175)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	208	(389)	2,661	(3,050)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	182	(416)	1,685	(2,101)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	19,805	(45,276)	251,638	(296,914)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.47%	USD	2,519	$(4,709)	$34,507	$(39,216)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	7,369	(13,776)	78,520	(92,296)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	24,563	(45,919)	263,991	(309,910)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	1,604	(3,667)	15,447	(19,114)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	2,757	(6,303)	37,458	(43,761)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	2,970	(6,790)	39,278	(46,068)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	5,939	(13,577)	78,543	(92,120)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,813	(264,487)	(291,004)	26,517
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,038	(297,140)	(317,560)	20,420
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	305	(44,494)	(51,365)	6,871
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,955	(285,202)	(277,527)	(7,675)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,870	(272,802)	(259,304)	(13,498)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,204	(321,343)	(341,864)	20,521
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,375	(200,589)	(116,583)	(84,006)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,776	(259,089)	(153,784)	(105,305)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	3,438	$(501,547)	$(342,960)	$(158,587)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,160	(315,108)	(134,500)	(180,608)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	6,266	(914,105)	(531,280)	(382,825)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,023	(732,772)	(339,745)	(393,027)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	8,500	(1,240,009)	(614,456)	(625,553)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	7,805	(345,154)	(159,634)	(185,520)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	345	(50,330)	(42,284)	(8,046)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,496	(218,242)	(197,099)	(21,143)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,727	(251,941)	(227,533)	(24,408)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,455	(358,144)	(276,527)	(81,617)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	3,315	(483,603)	(396,456)	(87,147)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	3,315	(483,604)	(396,302)	(87,302)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	4,853	(707,972)	(417,359)	(290,613)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	4,586	(669,021)	(343,997)	(325,024)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,355	(343,556)	(408,236)	64,680

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	1,687	$(246,105)	$(288,291)	$42,186
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,982	(289,141)	(318,552)	29,411
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	148	(21,578)	(23,502)	1,924
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,418	(352,746)	(344,070)	(8,676)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	640	(93,366)	(79,039)	(14,327)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,647	(240,269)	(183,465)	(56,804)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	5,342	(779,308)	(643,114)	(136,194)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,997	(291,329)	(147,236)	(144,093)

						$(12,623,819)	$(8,046,882)	$(4,576,937)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2017
Barclays Capital, Inc.	(1.75	)%*	11/03/18	$2,540,354

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statement of assets and liabilities is as follows:

	Overnight and Continuous			Up to 30 Days			31-90 Days			Greater than 90 Days	Total
Corporates - Non-Investment Grade	$	– 0	–	$	– 0	–	$	– 0	–	$2,540,354	$2,540,354

**	Principal amount less than 500.

(a)	The stated coupon rate represents the LIBOR cap rate plus a spread at December 31, 2017.
(b)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2017.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $518,822,234 or 15.4% of net assets.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	IO - Interest Only.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.052%, 4/25/26	4/29/16	$2,410,033	$2,463,945	0.07%
H/2 Asset Funding NRE Series 2015-1A 3.202%, 6/24/49	6/19/15	3,678,975	3,678,975	0.11%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.802%, 11/25/24	11/06/15	987,504	1,087,544	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.802%, 11/25/25	9/28/15	3,982,411	4,507,791	0.13%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.052%, 11/25/25	9/28/15	1,151,100	1,365,333	0.04%

(j)	Inverse interest only security.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$2,813,000	$2,946,596	0.09%

(n)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,099,824 and gross unrealized depreciation of investments was $(33,782,223), resulting in net unrealized appreciation of $43,317,601.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BA	-	Banker’s Acceptance
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$734,664,885	$	– 0	–	$734,664,885
Corporates - Investment Grade		– 0	–	627,650,086		– 0	–	627,650,086
Governments - Treasuries		– 0	–	415,071,523		– 0	–	415,071,523
Asset-Backed Securities		– 0	–	307,486,736		50,337,619		357,824,355
Commercial Mortgage-Backed Securities		– 0	–	208,517,207		45,281,859		253,799,066
Collateralized Mortgage Obligations		– 0	–	208,928,645		1,493,725		210,422,370
Inflation-Linked Securities		– 0	–	196,685,731		– 0	–	196,685,731
Corporates - Non-Investment Grade		– 0	–	96,703,828		– 0	–	96,703,828

Investments in Securities:	Level 1		Level 2		Level 3		Total
Agencies	– 0	–	77,106,587		– 0	–	77,106,587
Emerging Markets - Treasuries	– 0	–	30,944,393		– 0	–	30,944,393
Emerging Markets - Corporate Bonds	– 0	–	17,858,084		– 0	–	17,858,084
Local Governments - US Municipal Bonds	– 0	–	13,329,114		– 0	–	13,329,114
Quasi-Sovereigns	– 0	–	12,745,568		– 0	–	12,745,568
Governments - Sovereign Bonds	– 0	–	5,424,376		– 0	–	5,424,376
Common Stocks	– 0	–	– 0	–	2,946,596		2,946,596
Emerging Markets - Sovereigns	– 0	–	2,138,070		– 0	–	2,138,070
Short-Term Investments:
Agency Discount Notes	– 0	–	347,455,898		– 0	–	347,455,898
Governments - Treasuries	– 0	–	223,582,956		– 0	–	223,582,956
Commercial Paper	– 0	–	49,966,500		– 0	–	49,966,500

Total Investments in Securities	– 0	–	3,576,260,187		100,059,799		3,676,319,986
Other Financial Instruments (a):
Assets:
Futures	4,023,952		– 0	–	– 0	–	4,023,952
Forward Currency Exchange Contracts	– 0	–	2,932,471		– 0	–	2,932,471
Centrally Cleared Interest Rate Swaps	– 0	–	5,561,863		– 0	–	5,561,863
Liabilities:
Futures	(2,117,517)		– 0	–	– 0	–	(2,117,517)
Forward Currency Exchange Contracts	– 0	–	(6,799,580)		– 0	–	(6,799,580)
Centrally Cleared Interest Rate Swaps	– 0	–	(75,222)		– 0	–	(75,222)
Credit Default Swaps	– 0	–	(12,623,819)		– 0	–	(12,623,819)

Total (b)	$1,906,435		$3,565,255,900		$100,059,799		$3,667,222,134

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/17	$35,784,826		$41,870,514		$6,068,447
Accrued discounts/(premiums)	228		8,409		– 0	–
Realized gain (loss)	(4,828,674)		(285,981)		– 0	–
Change in unrealized appreciation/depreciation	(149,261)		186,132		(100)
Purchases/Payups	18,323,256		10,570,000		– 0	–
Sales/Paydowns	1,207,244		(7,067,215)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(4,574,622)

Balance as of 12/31/17	$50,337,619		$45,281,859		$1,493,725

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(149,261)		$(151,949)		$(100)

	Common Stocks		Total
Balance as of 9/30/17	$2,919,144		$86,642,931
Accrued discounts/(premiums)	– 0	–	8,637
Realized gain (loss)	– 0	–	(5,114,655)
Change in unrealized appreciation/depreciation	27,452		64,223
Purchases/Payups	– 0	–	28,893,256
Sales/Paydowns	– 0	–	(5,859,971)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(4,574,622)

Balance as of 12/31/17	$2,946,596		$100,059,799	(a)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$27,452		$(273,858)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2017. Securities priced by i) broker or ii) third party vendors, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/17	Valuation Technique	Unobservable Input	Input
Common Stocks	$2,946,596	Market Approach	NAV Equivalent	$1,047.49/NA

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 31.9%
United States - 31.9%
U.S. Treasury Notes
0.875%, 3/31/18-9/15/19	U.S.$	6,850	$6,791,838
1.125%, 1/31/19		15,197	15,082,526
1.25%, 12/31/18-4/30/19		3,346	3,323,379
1.375%, 7/31/19-2/15/20		35,060	34,769,071
1.375%, 1/31/21 (a)		5,166	5,067,523
1.50%, 8/15/20		8,860	8,763,094
1.625%, 12/31/19		8,678	8,631,401

Total Governments - Treasuries (cost $83,035,059)			82,428,832

CORPORATES - INVESTMENT GRADE - 19.3%
Financial Institutions - 12.5%
Banking - 12.1%
ABN AMRO Bank NV
2.50%, 10/30/18 (b)		1,249	1,253,309
American Express Credit Corp.
2.125%, 3/18/19		684	683,952
Banco Santander SA
3.50%, 4/11/22		200	203,864
Bank of America NA
1.65%, 3/26/18		860	859,587
Bank of Montreal
1.35%, 8/28/18		1,109	1,104,730
Barclays PLC
2.00%, 3/16/18		880	880,114
BB&T Corp.
2.25%, 2/01/19		834	834,842
BNP Paribas SA
2.375%, 5/21/20		925	925,888
Capital One NA/Mclean VA
1.85%, 9/13/19		1,000	990,350
Citigroup, Inc.
2.05%, 6/07/19		717	714,777
Danske Bank A/S
1.65%, 9/06/19 (b)		1,000	989,470
Deutsche Bank AG
Series G
2.85%, 5/10/19		717	719,273
Goldman Sachs Group, Inc. (The)
2.523% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		730	740,928
HSBC USA, Inc.
1.70%, 3/05/18		737	736,801
Huntington National Bank (The)
2.20%, 11/06/18		940	940,376
2.375%, 3/10/20		650	649,643
ING Bank NV
2.50%, 10/01/19 (b)		1,000	1,002,521
ING Groep NV
3.15%, 3/29/22		589	595,308
JPMorgan Chase & Co.
1.991% (LIBOR 3 Month + 0.51%), 3/01/18 (c)		747	747,239

	Principal Amount (000)		U.S. $ Value
2.295%, 8/15/21	U.S.$	474	$469,502
KeyBank NA/Cleveland OH
1.70%, 6/01/18		1,270	1,268,997
Manufacturers & Traders Trust Co.
2.30%, 1/30/19		950	951,283
Morgan Stanley
1.875%, 1/05/18		716	716,000
5.625%, 9/23/19		740	779,886
Nordea Bank AB
2.375%, 4/04/19 (b)		975	977,174
PNC Bank NA
1.80%, 11/05/18		940	939,013
Royal Bank of Canada
Series G
1.80%, 7/30/18		825	824,225
Santander UK Group Holdings PLC
2.875%, 8/05/21		800	799,056
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		1,039	1,036,039
Svenska Handelsbanken AB
1.50%, 9/06/19		995	983,179
UBS AG/Stamford CT
1.80%, 3/26/18		1,372	1,371,863
US Bank NA/Cincinnati OH
1.40%, 4/26/19		870	862,231
1.858% (LIBOR 3 Month + 0.48%), 10/28/19 (c)		714	717,520
Wells Fargo & Co.
2.125%, 4/22/19		1,190	1,189,655
3.069%, 1/24/23		554	558,925
Westpac Banking Corp.
1.60%, 8/19/19		292	288,928
1.65%, 5/13/19		1,150	1,141,755

			31,448,203

Insurance - 0.4%
Pricoa Global Funding I
1.45%, 9/13/19 (b)		834	822,082
Principal Life Global Funding II
1.50%, 4/18/19 (b)		197	195,330

			1,017,412

			32,465,615

Industrial - 6.2%
Basic - 0.2%
Dow Chemical Co. (The)
8.55%, 5/15/19		584	632,028

Capital Goods - 0.4%
Caterpillar Financial Services Corp.
1.931%, 10/01/21		272	266,225
2.10%, 1/10/20		729	727,338

			993,563

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.3%
NBCUniversal Media LLC
5.15%, 4/30/20	U.S.$	734	$782,092

Communications - Telecommunications - 0.2%
AT&T, Inc.
2.85%, 2/14/23		620	622,120

Consumer Cyclical - Automotive - 2.1%
American Honda Finance Corp.
1.20%, 7/12/19		988	974,968
Daimler Finance North America LLC
1.50%, 7/05/19 (b)		1,125	1,111,455
General Motors Financial Co., Inc.
3.10%, 1/15/19		800	805,592
3.15%, 1/15/20		667	674,524
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (b)		930	928,494
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (b)		830	810,977

			5,306,010

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19		228	225,415

Consumer Non-Cyclical - 0.9%
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		688	686,596
Kroger Co. (The)
6.15%, 1/15/20		609	653,183
Molson Coors Brewing Co.
2.25%, 3/15/20		267	265,684
Mylan NV
2.50%, 6/07/19		709	708,036

			2,313,499

Energy - 0.8%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (b)		1,234	1,236,604
Williams Partners LP
4.125%, 11/15/20		742	768,140

			2,004,744

Services - 0.5%
eBay, Inc.
2.50%, 3/09/18		359	359,449
Visa, Inc.
2.20%, 12/14/20		984	983,134

			1,342,583

Technology - 0.7%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)		438	434,697
Microsoft Corp.
1.10%, 8/08/19		700	690,648

	Principal Amount (000)		U.S. $ Value
QUALCOMM, Inc.
1.40%, 5/18/18	U.S.$	670	$668,868

			1,794,213

			16,016,267

Utility - 0.6%
Electric - 0.6%
Dominion Energy, Inc.
Series B
1.60%, 8/15/19		704	695,721
Georgia Power Co.
1.95%, 12/01/18		775	773,853

			1,469,574

Total Corporates - Investment Grade (cost $50,138,581)			49,951,456

ASSET-BACKED SECURITIES - 14.7%
Autos - Fixed Rate - 7.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		204	204,070
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		916	915,356
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		244	243,838
Series 2017-3, Class A2A
1.69%, 12/18/20		295	294,240
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		457	456,502
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		1,533	1,543,290
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		208	207,994
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		1,048	1,045,125
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		239	238,880
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		280	279,389
Series 2017-D, Class A
1.87%, 3/15/21 (b)		591	589,538
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (b)		127	126,588
Series 2017-AA, Class A3
1.77%, 1/15/20 (b)		403	402,409

	Principal Amount (000)		U.S. $ Value
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (b)	U.S.$	213	$212,677
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		30	30,423
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		109	108,499
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		276	275,894
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		684	683,509
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (b)		145	145,312
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		870	865,197
Series 2017-3, Class A
1.88%, 10/15/21 (b)		358	357,384
Series 2017-4, Class A
2.07%, 4/15/22 (b)		320	319,237
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		1,062	1,063,956
Series 2016-1, Class A
2.31%, 8/15/27 (b)		607	605,011
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21		489	487,386
Series 2017-1, Class A1
2.07%, 5/15/22		660	656,632
Series 2017-2, Class A1
2.16%, 9/15/22		558	555,864
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		247	246,881
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		469	468,415
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		711	708,687
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		25	24,659
Series 2015-1, Class A3
1.41%, 6/15/20		217	217,061
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)		546	547,597
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		470	469,024
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		566	564,096

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (b)	U.S.$	784	$782,973
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		512	510,283
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		19	18,971
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		86	85,867
Series 2017-3, Class A2
1.67%, 6/15/20		293	292,461
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)		86	85,763
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		841	835,809

			18,772,747

Credit Cards - Fixed Rate - 2.8%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,050	1,054,887
Series 2015-2, Class A
1.56%, 3/15/21		534	533,577
Series 2015-4, Class A
1.72%, 8/16/21		523	522,227
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		995	996,283
Series 2015-3, Class A
1.74%, 9/15/21		650	649,180
Series 2016-1, Class A
2.04%, 3/15/22		684	683,682
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		509	508,862
Series 2016-B, Class A
1.44%, 6/15/22		1,015	1,012,042
Series 2017-B, Class A
1.98%, 6/15/23		470	468,169
Series 2017-C, Class A
2.31%, 8/15/24		935	931,078

			7,359,987

Other ABS - Fixed Rate - 2.0%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (b)		24	24,277
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)(d)		656	655,419

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20	U.S.$	834	$833,783
Series 2014-B, Class A4
1.61%, 5/17/21		937	936,293
Series 2015-A, Class A4
1.85%, 4/15/21		546	544,582
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)(d)		69	69,473
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(d)		227	228,143
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(d)		309	308,500
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(d)		218	217,931
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(d)		166	165,475
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(d)		201	201,726
Series 2016-3, Class A
3.05%, 12/26/25 (b)(d)		293	294,646
Series 2017-2, Class A
3.28%, 2/25/26 (b)(d)		349	351,985
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(d)		430	424,927

			5,257,160

Credit Cards - Floating Rate - 1.9%
Chase Issuance Trust
Series 2013-A6, Class A6
1.897% (LIBOR 1 Month + 0.42%), 7/15/20 (c)		1,991	1,994,564
Discover Card Execution Note Trust
Series 2014-A1, Class A1
1.907% (LIBOR 1 Month + 0.43%), 7/15/21 (c)		895	898,045
Series 2015-A1, Class A1
1.827% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		836	836,392
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.957% (LIBOR 1 Month + 0.48%), 2/15/22 (c)		1,123	1,123,896

			4,852,897

Autos - Floating Rate - 0.7%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.047% (LIBOR 1 Month + 0.57%), 1/15/22 (c)		836	841,627

	Principal Amount (000)		U.S. $ Value
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
2.001% (LIBOR 1 Month + 0.50%), 1/20/20 (c)	U.S.$	879	$879,201

			1,720,828

Total Asset-Backed Securities (cost $37,977,572)			37,963,619

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%
Non-Agency Fixed Rate CMBS - 6.0%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		645	662,806
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.725%, 4/10/46 (e)		12,711	573,243
Series 2015-GC29, Class A2
2.674%, 4/10/48		854	856,953
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		97	96,814
Series 2013-LC6, Class XA
1.462%, 1/10/46 (e)		1,185	65,127
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,068	1,078,428
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,300	1,314,662
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.557%, 2/10/46 (e)		9,282	565,209
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.662%, 11/15/43 (b)(d)		546	563,722
Series 2013-C13, Class A2
2.665%, 1/15/46		1,185	1,189,369
Series 2013-C16, Class A2
3.07%, 12/15/46		1,199	1,204,200
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		800	802,905
Series 2014-C22, Class XA
0.92%, 9/15/47 (e)		11,481	531,135
Series 2015-C28, Class A2
2.773%, 10/15/48		1,042	1,049,069
Series 2015-C29, Class A2
2.921%, 5/15/48		500	504,992
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		60	60,317
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	577,728

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47	U.S.$	910	$920,019
Series 2015-C23, Class A2
2.982%, 7/15/50		775	784,030
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)		335	334,222
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		464	466,427
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (b)(d)		516	541,675
Series 2012-C10, Class XA
1.581%, 12/15/45 (b)(e)		1,221	74,979
Series 2012-C6, Class XA
2.091%, 4/15/45 (b)(e)		701	47,050
Series 2014-C24, Class A2
2.863%, 11/15/47		750	754,284

			15,619,365

Non-Agency Floating Rate CMBS - 0.9%
BX Trust
Series 2017-IMC, Class A
2.527% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(c)		540	540,847
Great Wolf Trust
Series 2017-WOLF, Class A
2.477% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(c)		459	459,287
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.177% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(c)		415	416,575
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.697% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		904	905,446

			2,322,155

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		1,399	1,416,381
Government National Mortgage Association
Series 2006-51, Class IO
0.938%, 8/16/46 (e)		432	2,578

			1,418,959

Total Commercial Mortgage-Backed Securities (cost $19,602,157)			19,360,479

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.8%
Risk Share Floating Rate - 2.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
5.702% (LIBOR 1 Month + 4.15%), 1/25/25 (c)	U.S.$	472	$510,356
Series 2015-DNA3, Class M2
4.402% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		747	772,661
Series 2015-HQ2, Class M2
3.502% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		776	793,535
Series 2015-HQA1, Class M2
4.202% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		540	550,961
Series 2016-DNA3, Class M1
2.652% (LIBOR 1 Month + 1.10%), 12/25/28 (c)		115	115,559
Series 2016-DNA4, Class M1
2.352% (LIBOR 1 Month + 0.80%), 3/25/29 (c)		185	185,059
Series 2016-HQA1, Class M1
3.302% (LIBOR 1 Month + 1.75%), 9/25/28 (c)		118	118,583
Series 2016-HQA2, Class M2
3.802% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		542	554,749
Series 2017-DNA1, Class M1
2.752% (LIBOR 1 Month + 1.20%), 7/25/29 (c)		303	305,973
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
3.552% (LIBOR 1 Month + 2.00%), 10/25/23 (c)		83	83,095
Series 2014-C01, Class M1
3.152% (LIBOR 1 Month + 1.60%), 1/25/24 (c)		342	344,463
Series 2014-C02, Class 1M1
2.502% (LIBOR 1 Month + 0.95%), 5/25/24 (c)		313	313,816
Series 2016-C02, Class 1M1
3.702% (LIBOR 1 Month + 2.15%), 9/25/28 (c)		290	292,753
Series 2016-C03, Class 1M1
3.552% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		690	700,914
Series 2016-C03, Class 2M1
3.752% (LIBOR 1 Month + 2.20%), 10/25/28 (c)		205	206,833
Series 2016-C04, Class 1M1
3.002% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		195	197,206
Series 2016-C05, Class 2M1
2.902% (LIBOR 1 Month + 1.35%), 1/25/29 (c)		152	152,599
Series 2016-C06, Class 1M1
2.852% (LIBOR 1 Month + 1.30%), 4/25/29 (c)		744	751,437
Series 2017-C01, Class 1M1
2.852% (LIBOR 1 Month + 1.30%), 7/25/29 (c)		332	335,192
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
4.302% (LIBOR 1 Month + 2.75%), 11/25/25 (b)(c)		16	16,335
Series 2015-WF1, Class 2M1
4.402% (LIBOR 1 Month + 2.85%), 11/25/25 (c)(f)		71	72,072

			7,374,151

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 2.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
1.977% (LIBOR 1 Month + 0.50%), 6/15/39 (c)	U.S.$	763	$770,557
Series 4286, Class VF
1.927% (LIBOR 1 Month + 0.45%), 12/15/43 (c)		760	762,027
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
1.902% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		696	694,263
Series 2014-49, Class AF
1.562% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		1,189	1,187,817
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
1.963% (LIBOR 1 Month + 0.56%), 12/08/20 (c)		1,907	1,913,776

			5,328,440

Agency Fixed Rate - 1.6%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		940	949,396
Series 4029, Class NE
2.50%, 3/15/41		1,443	1,433,271
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		229	230,406
Series 2014-54, Class LA
3.00%, 2/25/44		480	482,293
Series 2015-72, Class PC
3.00%, 10/25/43		1,160	1,168,583

			4,263,949

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
1.78% (H15T 1 Year + 0.47%), 2/25/42 (b)(c)	U.S.$	724	$605,368

Total Collateralized Mortgage Obligations (cost $17,665,117)			17,571,908

INFLATION-LINKED SECURITIES - 5.9%
United States - 5.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)		11,719	11,690,738
1.125%, 1/15/21 (TIPS)		3,494	3,597,659

Total Inflation-Linked Securities (cost $15,437,699)			15,288,397

MORTGAGE PASS-THROUGHS - 1.2%
Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,583	1,737,670
Government National Mortgage Association
5.00%, 10/15/39		646	708,594
Series 2002
7.50%, 3/15/32		77	89,634

			2,535,898

Agency Fixed Rate 15-Year - 0.2%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		269	282,423
6.50%, 3/01/26		405	431,591
Federal National Mortgage Association
6.00%, 12/01/21		3	3,217

			717,231

Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
2.925% (LIBOR 6 Month + 1.41%), 1/01/37 (c)		3	3,412

Total Mortgage Pass-Throughs (cost $3,250,468)			3,256,541

COVERED BONDS - 0.6%
DNB Boligkreditt AS
1.45%, 3/21/18 (b)
(cost $1,554,841)		1,555	1,553,601

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 9.5%
Governments - Treasuries - 7.9%
Japan - 7.9%
Japan Treasury Discount Bill
Series 729
Zero Coupon, 4/05/18
(cost $20,291,125)	JPY	2,300,000	$20,422,589

Commercial Paper - 1.1%
Coca-Cola Co. (The)
Zero Coupon, 1/31/18 (b)
(cost $2,797,083)	U.S.$	2,800	2,797,083

Agency Discount Note - 0.5%
Federal Home Loan Bank Discount Notes
Zero Coupon, 2/14/18
(cost $1,298,001)		1,300	1,298,001

Total Short-Term Investments (cost $24,386,209)			24,517,673

Total Investments - 97.4% (cost $253,047,703) (g)			251,892,506
Other assets less liabilities - 2.6%			6,739,679

Net Assets - 100.0%			$258,632,185

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	331	March 2018	USD	66,200	$70,972,794	$70,870,203	$(102,591)
U.S. T-Note 5 Yr (CBT) Futures	10	March 2018	USD	1,000	1,161,419	1,161,641	222
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	13	March 2018	USD	1,300	1,621,304	1,612,609	8,695

							$(93,674)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	998	JPY	112,829	1/25/18	$4,822
Royal Bank of Scotland PLC	JPY	2,420,000	USD	21,351	1/25/18	(148,078)

						$(143,256)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.47%		USD	87	$(163)	$1,113	$(1,276)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47		USD	1,564	(3,575)	19,872	(23,447)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47		USD	1,048	(1,959)	14,356	(16,315)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	147	(21,445)	(23,595)	2,150
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	24	(3,501)	(4,042)	541
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	209	(30,489)	(13,014)	(17,475)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	607	(88,551)	(51,466)	(37,085)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	132	(19,257)	(11,192)	(8,065)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	168	(24,508)	(14,547)	(9,961)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	330	(48,141)	(32,919)	(15,222)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	504	(73,526)	(34,090)	(39,436)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80		USD	860	(125,459)	(62,168)	(63,291)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.0	0	USD	800	(35,378)	(16,362)	(19,016)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	445	$(64,919)	$(33,380)	$(31,539)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	499	(72,796)	(42,914)	(29,882)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	160	(23,342)	(25,716)	2,374
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	133	(19,402)	(22,728)	3,326
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	186	(27,134)	(32,243)	5,109

						$(683,545)	$(385,035)	$(298,510)

*	Termination date
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $34,174,143 or 13.2% of net assets.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO—Interest Only.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1 4.402%, 11/25/25	9/28/15	$71,359	$72,072	0.03%

(g)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $405,354 and gross unrealized depreciation of investments was $(2,095,991), resulting in net unrealized depreciation of $(1,690,637).

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$82,428,832		$	– 0	–	$82,428,832
Corporates - Investment Grade		– 0	–	49,951,456			– 0	–	49,951,456
Asset-Backed Securities		– 0	–	35,045,394			2,918,225		37,963,619
Commercial Mortgage-Backed Securities		– 0	–	17,920,860			1,439,619		19,360,479
Collateralized Mortgage Obligations		– 0	–	17,571,908			– 0	–	17,571,908
Inflation-Linked Securities		– 0	–	15,288,397			– 0	–	15,288,397
Mortgage Pass - Throughs		– 0	–	3,256,541			– 0	–	3,256,541
Covered Bonds		– 0	–	1,553,601			– 0	–	1,553,601
Short-Term Investments:
Governments - Treasuries		– 0	–	20,422,589			– 0	–	20,422,589
Commercial Paper		– 0	–	2,797,083			– 0	–	2,797,083
Agency Discount Notes		– 0	–	1,298,001			– 0	–	1,298,001

Total Investments in Securities		– 0	–	247,534,662			4,357,844		251,892,506
Other Financial Instruments (a):
Assets:
Futures		8,917		– 0	–		– 0	–	8,917
Forward Currency Exchange Contracts		– 0	–	4,822			– 0	–	4,822
Liabilities:
Futures		(102,591)		– 0	–		– 0	–	(102,591)
Forward Currency Exchange Contracts		– 0	–	(148,078)			– 0	–	(148,078)
Credit Default Swaps		– 0	–	(683,545)			– 0	–	(683,545)

Total (b)		$(93,674)		$246,707,861			$4,357,844		$250,972,031

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Total
Balance as of 9/30/17	$2,940,010		$1,450,211		$4,390,221
Accrued discounts/(premiums)	21		(333)		(312)
Realized gain (loss)	96		– 0	–	96
Change in unrealized appreciation/depreciation	(11,292)		(10,259)		(21,551)
Purchases/Payup	398,957		– 0	–	398,957
Sales/Paydown	(409,567)		– 0	–	(409,567)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/17	$2,918,225		$1,439,619		$4,357,844

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(11,292)		$(10,259)		$(21,551)

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 81.4%
Arizona - 5.3%
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/18	$2,155	$2,192,562
Series 2016
5.00%, 7/01/20	2,500	2,700,650
Gilbert Water Resource Municipal Property Corp.
Series 2016
5.00%, 7/01/18	1,745	1,776,026
Town of Gilbert AZ
Series 2017
5.00%, 7/01/19	4,575	4,809,377

		11,478,615

Colorado - 0.2%
Centerra Metropolitan District No 1
Series 2017
2.70%, 12/01/19 (a)(b)	492	496,408

Connecticut - 4.4%
Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	3,000	3,240,780
State of Connecticut
Series 2016A
5.00%, 3/15/19	5,935	6,165,100

		9,405,880

Delaware - 0.7%
State of Delaware
5.00%, 7/01/18 (a)	185	188,188
5.00%, 7/01/18	1,180	1,201,039

		1,389,227

District of Columbia - 2.0%
Washington Metropolitan Area Transit Authority
Series 2016A
5.00%, 7/01/18	4,265	4,338,486

Florida - 2.9%
Florida State Board of Education (State of Florida)
Series 2015D
5.00%, 6/01/18	3,015	3,058,657
Florida’s Turnpike Enterprise
Series 2017A
5.00%, 7/01/20	1,000	1,079,500
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)(e)	55	4,675
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,041
Series 2010A-2

	Principal Amount (000)	U.S. $ Value
6.125%, 5/01/35 (a)	$60	$60,082
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	30	30,742
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	1,880	2,014,382

		6,278,079

Georgia - 3.1%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/19	2,000	2,092,180
State of Georgia
Series 2009I
5.00%, 7/01/18	4,445	4,524,254

		6,616,434

Illinois - 5.4%
Chicago Board of Education
Series 2017D
5.00%, 12/01/20	1,000	1,043,400
Madison County Community Unit School District No 7 Edwardsville
BAM Series 2017
4.00%, 12/01/18-12/01/20	4,925	5,101,505
State of Illinois
Series 2007B
5.25%, 1/01/18	3,725	3,725,000
Series 2017D
5.00%, 11/01/21	1,690	1,794,324

		11,664,229

Kentucky - 1.3%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,159,790
Kentucky Turnpike Authority
Series 2015B
5.00%, 7/01/18	1,500	1,525,095

		2,684,885

Louisiana - 1.3%
Louisiana Public Facilities Authority (Tulane University)
Series 2016A
5.00%, 12/15/19	2,515	2,670,000
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (a)(c)(e)(f)	670	83,750

		2,753,750

Maryland - 2.4%
State of Maryland

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 3/01/19	$1,075	$1,118,763
State of Maryland Department of Transportation
Series 2015B
5.00%, 2/15/18	4,000	4,016,520

		5,135,283

Massachusetts - 1.7%
Commonwealth of Massachusetts (Commonwealth of Massachusetts Transportation Fund Revenue)
Series 2012
5.00%, 6/01/18	3,535	3,587,212

Michigan - 4.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2006D
1.495% (LIBOR 3 Month + 0.60%), 7/01/32 (g)	1,530	1,431,529
Series 2012A
5.00%, 7/01/20	2,020	2,168,268
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,845,482
Michigan Finance Authority (Detroit City School District)
Series 2015A
5.00%, 5/01/18	2,560	2,589,363

		9,034,642

Minnesota - 1.0%
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF)
Series 2016A
5.00%, 3/01/19	2,130	2,215,946

Nebraska - 2.1%
City of Lincoln NE Electric System Revenue
Series 2016
5.00%, 9/01/18	1,400	1,432,830
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	3,156,413

		4,589,243

Nevada - 0.6%
Las Vegas Valley Water District
Series 2015A
4.00%, 6/01/18	1,305	1,318,676

New Jersey - 2.9%
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,865,151

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	$190	$201,846
Series 2015X
5.00%, 6/15/19	3,000	3,110,910
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/19	1,000	1,036,970

		6,214,877

New York - 2.6%
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2017A
5.00%, 2/15/20	2,960	3,167,289
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/18-8/01/19	2,335	2,398,514

		5,565,803

North Carolina - 3.4%
City of Charlotte NC Water & Sewer System Revenue
Series 2015
5.00%, 7/01/18	3,465	3,526,608
State of North Carolina
Series 2013E
5.00%, 5/01/18	1,710	1,730,246
Series 2017B
5.00%, 5/01/20	1,915	2,060,866

		7,317,720

Ohio - 1.2%
State of Ohio Major New State Infrastructure Project
Series 20082008-1
5.50%, 6/15/20 (Pre-refunded/ETM)	2,500	2,545,450

Oregon - 7.5%
City of Portland OR Sewer System Revenue
Series 2016B
5.00%, 6/15/19	5,540	5,809,687
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017B
5.00%, 11/15/19	6,500	6,898,515
Series 2017C
5.00%, 11/15/19	3,165	3,359,046

		16,067,248

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.1%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	$6,090	$6,298,415
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(c)(d)(e)	65	650
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	2,485	2,520,883

		8,819,948

Texas - 10.4%
Cypress-Fairbanks Independent School District
Series 2016
5.00%, 2/15/20	4,000	4,276,680
Fort Worth Independent School District
Series 2016
5.00%, 2/15/20	5,385	5,749,349
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015B-2
3.875%, 11/15/20	1,000	1,000,080
Tarrant Regional Water District
Series 2015
5.00%, 3/01/18	2,760	2,776,312
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	1,290	1,292,593
Texas Transportation Commission State Highway Fund
Series 2015
4.00%, 10/01/18	2,500	2,547,925
5.00%, 10/01/23	2,150	2,522,530
University of Houston System
Series 2017A
5.00%, 2/15/20	2,065	2,206,040

		22,371,509

Virginia - 1.2%
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2016A
5.00%, 8/01/19	2,440	2,568,710

Washington - 7.5%
City of Seattle WA Water System Revenue
5.00%, 5/01/21	2,890	3,198,219
Energy Northwest (Bonneville Power Administration)
Series 2010A
5.00%, 7/01/18	3,875	3,943,122
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$1,335	$1,358,469
King County School District No 45 Bellevue
Series 2015
5.00%, 12/01/18	1,225	1,263,747
King County School District No 415 Kent
Series 2017
5.00%, 12/01/20	4,530	4,950,067
State of Washington
Series 2017D
5.00%, 2/01/20	1,380	1,476,076

		16,189,700

West Virginia - 1.0%
State of West Virginia
Series 2015A
5.00%, 6/01/18	2,180	2,211,654

Wisconsin - 1.0%
State of Wisconsin
Series 2011A
5.00%, 5/01/18	2,175	2,200,817

Total Long-Term Municipal Bonds (cost $176,633,173)		175,060,431

Short-Term Municipal Notes - 15.8%
Georgia - 0.6%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/18	1,360	1,379,244

Idaho - 4.4%
State of Idaho
Series 2017
4.00%, 6/29/18	9,300	9,417,273

Massachusetts - 0.8%
Commonwealth of Massachusetts
Series 2017A
2.00%, 4/23/18	1,670	1,673,173

Minnesota - 2.3%
State of Minnesota
Series 2017E
4.00%, 10/01/18	4,825	4,914,986

Mississippi - 1.2%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2011G
1.93%, 11/01/35 (h)	2,500	2,500,000

Missouri - 1.2%
St Joseph Industrial Development Authority (Heartland Regional Medical Center/MO)
Series 2009A
1.73%, 11/15/43 (h)	2,500	2,500,000

Texas - 3.5%
City of Fort Worth TX Water & Sewer System Revenue

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 2/15/18	$3,855	$3,871,692
State of Texas
Series 2017
4.00%, 8/30/18	3,695	3,755,967

		7,627,659

Virginia - 1.8%
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease)
Series 2017
5.00%, 5/15/18	2,000	2,026,340
Series 2017B
5.00%, 5/15/18	1,810	1,833,838

		3,860,178

Total Short-Term Municipal Notes (cost $33,943,482)		33,872,513

Total Municipal Obligations (cost $210,576,655)		208,932,944

SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit
0.12%, 1/02/18 (cost $3,302,689)	3,303	3,302,689

Total Investments - 98.7% (cost $213,879,344) (i)		212,235,633
Other assets less liabilities - 1.3%		2,773,437

Net Assets - 100.0%		$215,009,070

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the market value of this security amounted to $496,408 or 0.2% of net assets.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $132,084 and gross unrealized depreciation of investments was $(1,775,795), resulting in net unrealized depreciation of $(1,643,711).

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$174,165,895		$894,536		$175,060,431
Short-Term Municipal Notes		– 0	–	33,872,513		– 0	–	33,872,513
Short-Term Investments		– 0	–	3,302,689		– 0	–	3,302,689

Total Investments in Securities		– 0	–	211,341,097		894,536		212,235,633
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)	$	– 0	–	$211,341,097		$894,536		$212,235,633

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$1,001,985		$1,001,985
Accrued discounts/(premiums)	118		118
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(63,626)		(63,626)
Purchases	189,059		189,059
Sales	(233,000)		(233,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	$894,536		$894,536

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(63,626)		$(63,626)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 96.3%
California - 84.4%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,201,550
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,613,574
Bay Area Toll Authority
Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM)	14,975	15,618,476
Series 2012
5.00%, 4/01/24-4/01/25	13,845	15,727,537
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,481,451
Brea Redevelopment Agency
Series 2017A
5.00%, 8/01/31	1,605	1,954,007
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	12,420	12,645,175
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	23,659,425
California Educational Facilities Authority (Claremont Mckenna College)
Series 2015A
5.00%, 1/01/27	1,300	1,597,596
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,818,002
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,977,200
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,441,209
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	7,370	8,452,727
California Infrastructure & Economic Development Bank
Series 2016
4.00%, 10/01/18	2,460	2,508,831
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	20,650	23,000,589

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	$5,000	$6,036,450
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016
5.00%, 7/01/26	2,370	2,881,588
Series 2016B
5.00%, 7/01/23	8,145	9,442,580
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28(a)(b)	1,900	1,952,953
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27(b)	4,000	4,458,640
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/31(a)(b)	1,000	1,060,260
California State Public Works Board
Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,146,804
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,150,166
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,741,478
California State Public Works Board (California State Public Works Board Lease)
AMBAC Series 1993A
5.00%, 12/01/19	1,380	1,442,831
Series 2014A
5.00%, 9/01/30	11,220	13,073,207
Series 2014B
5.00%, 10/01/29	4,445	5,205,806
Series 2017H
5.00%, 4/01/30-4/01/32	5,270	6,371,022
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,603,493
Series 2011A
5.25%, 11/01/26	5,500	6,211,755
Series 2012A
5.00%, 11/01/26	10,930	12,572,888
Series 2014A
5.00%, 11/01/28	16,650	19,810,836
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/29	1,210	1,464,560
Central Coast Water Authority
Series 2016
5.00%, 10/01/18	1,040	1,067,456

	Principal Amount (000)	U.S. $ Value
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/21-9/01/24	$7,405	$8,514,203
City of Hayward CA COP
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,498,945
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,226,331
Series 2010B
5.00%, 5/15/21	6,500	7,019,025
Series 2015A
4.00%, 5/15/18	2,145	2,165,678
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,158,736
Series 2017A
5.00%, 6/01/30	4,800	5,959,824
City of Los Angeles Department of Airports
Series 2017A
5.00%, 5/15/28-5/15/29	4,015	4,861,299
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	16,749,878
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	27,914,624
Series 2010D
5.00%, 5/15/23	5,000	5,387,100
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,284,522
City of Roseville CA
Series 2017A
5.00%, 9/01/28-9/01/30(a)	2,305	2,694,796
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/31(a)	1,170	1,271,837
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,589,280
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	2,000	2,124,200
Series 2011A
5.00%, 11/01/25	11,320	12,707,379
Series 2017E
5.00%, 11/01/26	2,130	2,670,147
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	3,600	4,184,496
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 3/01/22	$3,000	$3,408,960
Series 2017A
5.00%, 3/01/30	1,250	1,545,938
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,349,950
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	1,725	1,924,859
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,877,837
Dublin Unified School District
Series 2016A
5.00%, 8/01/18	2,845	2,904,204
Fontana Redevelopment Agency Successor Agency
Series 2017A
5.00%, 10/01/29-10/01/31	8,750	10,832,710
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/27 (a)	1,000	1,159,680
Golden State Tobacco Securitization Corp.
Series 2017A
4.00%, 6/01/18	5,720	5,780,460
5.00%, 6/01/19-6/01/20	11,585	12,115,175
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23 (a)	1,675	1,863,475
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,497,656
Long Beach Unified School District
Series 2009A
5.00%, 8/01/18	9,845	10,049,874
Series 2010A
5.00%, 8/01/25	1,000	1,084,980
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25	5,000	6,002,000
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2010A
5.00%, 7/01/21	2,000	2,169,720
Series 2017A
5.00%, 7/01/25	5,750	7,052,663
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/21	1,505	1,680,950
Series 2014B
5.00%, 7/01/27	2,190	2,582,448
Series 2014C

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/26	$11,725	$14,030,838
Los Angeles Department of Water & Power WTR
Series 2012C
5.00%, 7/01/23	1,540	1,765,471
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	12,333,417
Series 2016A
5.00%, 7/01/24-7/01/27	35,000	42,484,117
Series 2017A
5.00%, 7/01/27	9,020	11,402,904
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,924,390
Metropolitan Water District of Southern California
Series 1993
5.75%, 8/10/18	2,600	2,661,178
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	710	808,193
5.75%, 7/01/21	1,775	1,912,616
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
5.00%, 11/01/19	2,875	3,053,020
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,720,455
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,528,872
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,849,538
Series 2016
5.00%, 8/01/27	2,405	2,981,767
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/18-2/01/19	9,155	9,345,617
5.00%, 2/01/20 (Pre-refunded/ETM)	1,890	1,963,332
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,193,240
Palomar Health
Series 2016
4.00%, 11/01/19	625	642,425
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,153,697
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,785	3,348,127
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,787,925
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	3,007,898

	Principal Amount (000)	U.S. $ Value
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	$16,945	$19,047,831
Series 2017E
5.00%, 11/01/19	3,910	4,149,918
Series 2017F
5.00%, 11/01/18	5,000	5,146,250
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease)
Series 2015
5.00%, 11/01/28	3,395	4,050,812
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2017B
5.00%, 6/01/31	20,160	25,100,813
Romoland School District
Series 2015
5.00%, 9/01/23(a)	955	1,084,049
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	1,080	1,148,461
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,501,708
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,349,969
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,228,366
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM)(a)	370	401,025
5.00%, 3/01/24	630	681,452
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19	1,460	1,476,600
5.00%, 5/01/24 (Pre-refunded/ETM)	4,860	4,918,660
San Diego County Water Authority Financing Corp.
AGM Series 2008A
5.00%, 5/01/19 (Pre-refunded/ETM)	1,335	1,351,113
Series 2015
5.00%, 5/01/21	1,000	1,111,110
Series 2016S
5.00%, 5/01/21	10,665	11,826,738
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/18	20,615	20,893,509
5.00%, 5/15/21 (Pre-refunded/ETM)	14,905	15,614,031
Series 2015
5.00%, 5/15/22	4,785	5,466,240

	Principal Amount (000)	U.S. $ Value
San Diego Public Facilities Financing Authority Water Revenue
Series 2016B
5.00%, 8/01/18-8/01/19	$5,940	$6,226,917
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM)(a)	855	948,973
5.00%, 5/01/25	2,145	2,373,764
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2011
5.25%, 5/01/18	4,655	4,712,489
Series 2011C
5.00%, 5/01/21	3,900	4,298,619
Series 2016S
5.00%, 5/01/26	3,810	4,715,675
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24 (a)	3,855	4,263,550
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco-Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,308,631
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,088,413
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01)
Series 2016
5.00%, 9/01/29-9/01/30 (a)	2,365	2,677,044
Simi Valley Unified School District
Series 2017
5.00%, 8/01/18-8/01/19	2,375	2,469,495
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	5,920,656
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	13,110,030
Series 2014A
5.00%, 7/01/30	1,000	1,183,200
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,530,687
State of California
Series 2013
5.00%, 10/01/20-9/01/28	29,390	32,693,734
Series 2014
5.00%, 12/01/22-5/01/29	23,385	27,299,244
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 3/01/21	$17,455	$19,237,155
Series 2015B
5.00%, 9/01/24	3,330	3,977,552
Series 2017
5.00%, 11/01/22-8/01/27	13,545	16,243,325
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM) (a)	50	54,801
5.00%, 12/01/20	1,745	1,915,696
Series 2014A
4.00%, 12/01/18	2,715	2,778,151
5.00%, 12/01/27 (Pre-refunded/ETM)	5,690	6,787,772
Series 2016A
5.00%, 12/01/18	1,140	1,176,799
State of California Department of Water Resources Power Supply Revenue
Series 2008K
5.00%, 5/01/18	23,145	23,419,731
Series 2010L
5.00%, 5/01/20	13,940	15,041,678
Series 2011N
5.00%, 5/01/20	4,210	4,542,716
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,371,941
Sweetwater Union High School District
BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,257,629
University of California
5.00%, 5/15/25 (a)	4,625	5,249,976
5.00%, 5/15/25	5,375	6,111,053
Series 2009Q
5.25%, 5/15/22	155	156,981
Series 2010U
5.00%, 5/15/24	4,215	4,545,414
Series 2013A
5.00%, 5/15/48	4,685	5,482,574
Series 2014A
5.00%, 5/15/28	1,000	1,179,130
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,433,894
Series 2015I
5.00%, 5/15/21	2,900	3,224,887
Series 2017A
5.00%, 5/15/27-5/15/31	34,150	42,631,509
Series 2017M
5.00%, 5/15/30-5/15/32	7,010	8,606,118
Vacaville Unified School District
BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,656,962
Vista Unified School District
Series 2015
5.00%, 8/01/20	2,100	2,282,910

		1,085,893,128

	Principal Amount (000)	U.S. $ Value
Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23(a)(b)	$1,700	$1,708,704

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	3,000	3,279,510
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	1,881,220
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,770,844

		6,931,574

Florida - 0.3%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,128,101
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,418,125
New River Community Development District
Series 2006B
5.00%, 5/01/13(a)(c)(d)(e)(f)	405	0
Sarasota County Health Facilities Authority (Village on the Isle)
Series 2017B
2.70%, 1/01/22	1,100	1,099,582

		3,645,808

Illinois - 4.2%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	6,000	6,415,020
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,353,464
Series 2017B
5.00%, 12/15/26	3,250	3,702,108
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,056,050
Series 2012
5.00%, 8/01/18-8/01/21	9,950	10,311,735
Series 2013
5.00%, 7/01/20-7/01/22	3,870	4,061,487
Series 2014
5.00%, 2/01/21	3,365	3,538,096
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,255,343

	Principal Amount (000)	U.S. $ Value
Series 2017D
5.00%, 11/01/26	$11,525	$12,634,857
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26 (a)	4,450	4,329,093

		53,657,253

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000E
2.326%, 12/01/30 (g)	6,075	5,773,923
NATL Series 2000G
2.206%, 12/01/30 (g)	2,200	2,090,968
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,246,873

		9,111,764

New Jersey - 2.9%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2017D
5.00%, 6/15/29	2,000	2,260,200
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	6,660	7,567,758
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	2,870	3,091,908
Series 2013A
5.00%, 12/15/19-6/15/20	23,060	24,326,095

		37,245,961

New York - 1.0%
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/18	7,000	7,050,540
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.75%, 10/01/36 (g)	5,550	5,315,679

		12,366,219

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	920	905,289

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	$1,125	$1,106,820

		2,012,109

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22-7/01/24	2,815	3,140,839

Texas - 1.2%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	10,762,517
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016A
5.75%, 10/01/31(b)	1,140	1,192,816
Series 2016B
5.75%, 10/01/31(b)	1,935	2,024,648
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/23	1,915	2,185,800

		16,165,781

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.75%, 2/15/34 (g)	1,000	925,070

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	5,335	5,950,499

		1,238,754,709

Short-Term Municipal Notes - 1.9%
California - 1.9%
County of Los Angeles CA
Series 2017
5.00%, 6/29/18	23,080	23,487,593
County of Riverside CA
Series 2017
2.00%, 6/29/18	1,250	1,253,575

Total Short-Term Municipal Notes (cost $24,795,798)		24,741,168

Total Municipal Obligations (cost $1,232,585,377)		1,263,495,877

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.12%, 1/02/18 (cost $5,013,938)	$5,014	$5,013,938

Total Investments - 98.6% (cost $1,237,599,315)(h)		1,268,509,815
Other assets less liabilities - 1.4%		18,216,158

Net Assets - 100.0%		$1,286,725,973

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD	1,677	$(71,366)	$(101,397)	$30,031
Deutsche Bank AG
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	1,793	(76,302)	(108,890)	32,588
Goldman Sachs International
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	669	(28,470)	(39,018)	10,548
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	671	(29,673)	(36,614)	6,941

						$ (205,811)	$ (285,919)	$ 80,108

*	Termination date

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $12,398,021 or 1.0% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted matured security.

(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $14,105,640 or 1.10% of net assets.
(h)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,092,702 and gross unrealized depreciation of investments was $(2,102,094), resulting in net unrealized appreciation of $30,990,608.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 0.5%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,208,034,493	$30,720,216	(a)	$1,238,754,709
Short-Term Municipal Notes		– 0	–	24,741,168	– 0	–	24,741,168
Short-Term Investments		– 0	–	5,013,938	– 0	–	5,013,938

Total Investments in Securities		– 0	–	1,237,789,599	30,720,216		1,268,509,815
Other Financial Instruments(b):
Assets
Liabilities:
Credit Default Swaps		– 0	–	(205,811)	– 0	–	(205,811)

Total(c)	$	– 0	–	$1,237,583,788	$30,720,216		$1,268,304,004

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/17	$23,859,247		$23,859,247
Accrued discounts/(premiums)	(44,682)		(44,682)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	69,532		69,532
Purchases	6,836,119		6,836,119
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	$30,720,216		$30,720,216

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$69,532		$69,532

(a)	The Portfolio held securities with zero market value at period end.

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 98.1%
New York - 84.1%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,579,445
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	4,996,759
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,276,610
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,585,649
5.25%, 11/01/29	1,900	2,049,074
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,614,191
Series 2011A
5.00%, 8/01/26	14,275	15,840,254
Series 2011D-1
5.00%, 10/01/24	2,860	3,190,988
Series 2012I
5.00%, 8/01/22	2,320	2,643,710
Series 2013B
5.00%, 8/01/20	10,000	10,834,000
Series 2013I
5.00%, 8/01/20	18,775	20,340,835
Series 2016-1
5.00%, 8/01/20	8,480	9,187,232
Series 2016E
5.00%, 8/01/20	9,360	10,140,624
Series 2017-1
5.00%, 8/01/29-8/01/31	5,925	7,249,469
Series 2017C
5.00%, 8/01/20-8/01/26	31,840	37,507,334
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,818,675
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,475,952
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,485,768
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	8,988,441
Series 2014A
5.00%, 4/01/25	10,190	11,878,177
Series 2017C
5.00%, 10/01/26-10/01/27	22,095	26,710,704
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	4,890	5,730,542

	Principal Amount (000)	U.S. $ Value
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/23 (Pre-refunded/ETM)	$5,925	$6,654,545
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,402,678
Housing Development Corp./NY
Series 2013A
5.00%, 7/01/25	2,000	2,307,360
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	27,291,888
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(b)	890	872,796
5.25%, 1/01/24 (a)(b)	1,250	1,184,700
Metropolitan Transportation Authority
Series 2010D
5.25%, 11/15/24 (Pre-refunded/ETM)	10,755	11,831,360
Series 2010G
5.00%, 11/15/21 (Pre-refunded/ETM)	9,305	10,171,389
5.25%, 11/15/22 (Pre-refunded/ETM)	5,000	5,500,400
5.25%, 11/15/23 (Pre-refunded/ETM)	20,075	22,084,106
5.25%, 11/15/26 (Pre-refunded/ETM)	8,805	9,686,204
Series 2011C
5.00%, 11/15/24	2,890	3,230,442
Series 2011D
5.00%, 11/15/22 (Pre-refunded/ETM)	5,000	5,618,850
5.00%, 11/15/23 (Pre-refunded/ETM)	4,275	4,804,117
5.00%, 11/15/25 (Pre-refunded/ETM)	2,500	2,809,425
Series 2012F
5.00%, 11/15/22	3,470	3,972,907
Series 2016C
5.00%, 11/15/34	4,480	4,776,352
Series 2016D
5.00%, 11/15/27	1,135	1,382,555
Series 2017A
5.00%, 11/15/31	2,025	2,464,243
Series 2017B
5.00%, 11/15/26-11/15/27	7,460	9,202,499
Series 2017C
5.00%, 11/15/30-11/15/31	62,420	76,222,646
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	16,213,327
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	4,550	5,269,355
New York City Municipal Water Finance Authority
Series 2008AA
5.00%, 6/15/19 (Pre-refunded/ETM)	11,675	11,862,734
5.00%, 6/15/21 (Pre-refunded/ETM) (a)	1,285	1,305,663
5.00%, 6/15/21	5,620	5,708,571

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/22 (Pre-refunded/ETM)	$2,905	$2,951,712
Series 2010FF
5.00%, 6/15/25	24,730	26,717,303
Series 2011HH
5.00%, 6/15/26	9,055	10,023,161
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,499,149
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,469,945
Series 2015G
5.00%, 6/15/28	11,465	13,764,306
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	4,911,681
Series 2012S
5.00%, 7/15/25	7,390	8,421,940
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	1,160	1,266,233
Series 2011A-1
5.00%, 11/01/23	15,315	17,137,638
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	16,480,533
Series 2011C
5.00%, 11/01/20	9,480	10,348,178
Series 2012B
5.00%, 11/01/22-11/01/24	13,105	15,107,049
Series 2012D
5.00%, 11/01/20-11/01/23	29,575	33,233,311
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	12,938,820
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,842,620
Series 2014C
5.00%, 11/01/26	6,345	7,537,352
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,121,043
Series 2015C
5.00%, 11/01/18-11/01/26	24,005	28,409,285
Series 2016B
5.00%, 8/01/31	2,150	2,595,803
Series 2017
5.00%, 11/01/26	4,175	5,145,855
Series 2017B
5.00%, 8/01/32	5,890	7,142,744
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	7,175	8,851,295
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,203,177

	Principal Amount (000)	U.S. $ Value
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax)
Series 2008A
5.00%, 4/01/20	$12,120	$12,230,898
New York State Dormitory Authority
Series 2008A
5.00%, 3/15/20 (Pre-refunded/ETM)	4,750	4,783,725
Series 2008C
5.00%, 3/15/18 (Pre-refunded/ETM) (a)	12,425	12,513,217
Series 2009D
5.00%, 6/15/20 (Pre-refunded/ETM)	2,230	2,340,630
Series 2009G
5.00%, 3/15/18 (Pre-refunded/ETM)	7,840	7,895,664
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,472,313
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM) (a)	1,290	1,445,432
5.00%, 2/15/23 (Pre-refunded/ETM) (a)	865	969,224
5.00%, 2/15/24 (Pre-refunded/ETM) (a)	815	913,199
5.00%, 2/15/25 (Pre-refunded/ETM) (a)	880	986,031
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2010A
5.00%, 7/01/19	4,390	4,601,554
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,437,581
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	1,360	1,383,297
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/22	6,050	6,351,653
New York State Dormitory Authority (New York State Sales Tax)
Series 2015-2
5.00%, 3/15/19-3/15/22	43,385	47,907,086
Series 2015A
5.00%, 3/15/18-3/15/23	31,280	33,344,526
Series 2017A
5.00%, 3/15/23-3/15/29	7,695	9,358,574
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	1,000	1,022,740
Series 2015A
5.00%, 7/01/23	2,040	2,381,210
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26 (c)	4,600	5,228,639
New York State Dormitory Authority (St John’s University/NY)
Series 2015A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24	$1,130	$1,327,976
New York State Dormitory Authority (State of New York Pers Income Tax)
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,908,850
Series 2008C
5.00%, 3/15/18	12,450	12,539,889
Series 2012A
5.00%, 12/15/20-12/15/21	8,920	9,945,247
Series 2012B
5.00%, 3/15/22	3,905	4,416,672
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	20,633,586
Series 2014A
5.00%, 2/15/18-2/15/29	19,815	22,080,185
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,977,622
Series 2015B
5.00%, 2/15/23	1,160	1,340,032
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	6,170,627
Series 2016D
5.00%, 2/15/21	5,970	6,569,269
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2015A
5.00%, 7/01/19	2,720	2,856,027
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease)
Series 2015
5.00%, 2/15/21	3,870	4,254,988
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.68%, 5/01/34 (d)	2,300	2,202,917
1.879%, 5/01/34 (d)	2,425	2,322,641
1.943%, 5/01/34 (d)	1,900	1,819,801
XLCA Series 2004B
1.68%, 10/01/35 (d)	3,000	2,873,340
New York State Energy Research & Development Authority (Rochester Gas & Electric Corp.)
NATL Series 1997A
1.94%, 8/01/32 (d)	2,000	1,835,780
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2009A
5.25%, 6/15/24	7,300	7,688,944
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,700,874
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
AMBAC Series 2005B

	Principal Amount (000)	U.S. $ Value
5.50%, 4/01/20	$9,215	$10,003,988
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	29,470,455
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,788,034
Series 2013A
5.00%, 5/01/19	27,610	28,796,954
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,176,320
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	39,592,881
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	5,425	5,896,867
Series 2011A
5.00%, 3/15/19	2,060	2,145,387
New York State Urban Development Corp. (New York State Urban Development Corp. Lease)
Series 2008B
5.00%, 1/01/19	3,525	3,588,027
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/19	10,000	10,414,500
Series 2013C
5.00%, 3/15/20	9,915	10,633,937
Series 2016A
5.00%, 3/15/21-3/15/28	26,935	31,317,809
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	25,655	27,441,820
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	4,006,823
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,376,635
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	2,000	2,185,040
Series 2011O
5.00%, 10/15/21	5,215	5,796,264
Series 2013-178
5.00%, 12/01/23	10,480	12,179,961
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,495,686
Series 2014-1
5.00%, 10/15/23	3,455	4,006,038
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	14,100,159
Series 2015E
5.00%, 10/15/21-10/15/23	13,485	15,321,769

	Principal Amount (000)	U.S. $ Value
Series 2016E
5.00%, 10/01/20	$10,000	$10,841,700
Series 2017
3.00%, 10/15/18	1,000	1,011,390
5.00%, 10/15/28	6,925	8,389,499
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,140	15,838,509
Town of Oyster Bay NY
Series 2016C
4.00%, 6/01/18 (a)	4,175	4,201,177
Triborough Bridge & Tunnel Authority
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,178,638
Series 2011A
5.00%, 1/01/27 (Pre-refunded/ETM)	7,000	7,876,890
Series 2012B
5.00%, 11/15/21-11/15/23	25,760	29,383,243
Series 2013A
5.00%, 11/15/28	5,000	5,776,100
Series 2013B
5.00%, 11/15/22	7,525	8,657,211
Series 2016A
5.00%, 11/15/24	8,120	9,750,496
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/18-9/01/21	3,370	3,500,751
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/20-6/01/23	3,000	3,336,880
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	40,992,639

		1,522,578,615

Alabama - 0.6%
Alabama Public School & College Authority
Series 2009B
5.00%, 5/01/18	11,145	11,273,613

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(c)	2,400	2,412,288

California - 0.4%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	5,000	5,276,050
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease)
Series 2013A
5.00%, 6/01/19	1,225	1,283,923
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)

	Principal Amount (000)	U.S. $ Value
Series 2009E
5.00%, 5/01/21	$1,280	$1,337,958

		7,897,931

Colorado - 0.2%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	2,425	2,650,937

District of Columbia - 0.3%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,164,968

Florida - 1.1%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/20	1,680	1,797,314
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a)(e)(f)(g)	2,060	347,110
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(e)(f)(g)	185	15,725
Series 2010A-1
6.125%, 5/01/35 (a)	70	70,095
Series 2010A-2
6.125%, 5/01/35 (a)	175	175,238
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	305	312,546
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	16,355	16,644,974
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,186,740

		20,549,742

Guam - 0.6%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	1,185	1,212,610
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/28-7/01/31	4,250	4,861,620
Guam Power Authority
Series 2017A
5.00%, 10/01/25-10/01/27	3,945	4,575,639

		10,649,869

Illinois - 3.1%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	8,160	8,696,030
Metropolitan Pier & Exposition Authority

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 12/15/28	$5,090	$5,482,439
Series 2017B
5.00%, 12/15/28	2,000	2,284,520
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	13,928,870
Series 2013
5.50%, 7/01/25	7,435	8,203,705
Series 2014
5.00%, 5/01/24	2,540	2,746,959
Series 2016
5.00%, 2/01/24	4,200	4,532,556
Series 2017D
5.00%, 11/01/26	9,565	10,486,110
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(e)(f)(g)	1,307	256,826

		56,618,015

Indiana - 0.6%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	11,545,789

Louisiana - 0.0%
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (a)(e)(f)(g)	1,155	323,400
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (a)(e)(f)(h)	1,500	187,500

		510,900

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000D
2.326%, 12/01/30 (d)	275	261,368
NATL Series 2000E
2.326%, 12/01/30 (d)	2,300	2,186,012
NATL Series 2000F
2.206%, 12/01/30 (d)	8,475	8,054,979

		10,502,359

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/22	2,985	3,329,976

	Principal Amount (000)	U.S. $ Value
Nevada - 0.4%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/23	$7,400	$7,767,854

New Jersey - 2.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/21	3,295	3,531,318
Series 2013
5.00%, 3/01/21	2,500	2,672,225
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	25,589,784
Series 2017D
5.00%, 6/15/30	2,000	2,246,420
New Jersey Transportation Trust Fund Authority
Series 2012A
5.00%, 6/15/22	1,000	1,093,180
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
AMBAC Series 2005B
5.25%, 12/15/23	4,700	5,332,526
Series 2011A
5.00%, 6/15/21	2,195	2,364,717

		42,830,170

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	1,305	1,284,133
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	1,650	1,623,336

		2,907,469

Pennsylvania - 1.1%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/23-7/01/24	3,775	4,225,976
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/21	11,405	12,277,825
5.25%, 9/01/23	2,345	2,533,866

		19,037,667

	Principal Amount (000)	U.S. $ Value
Tennessee - 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	$17,375	$19,293,548

Texas - 0.3%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (c)	4,300	4,499,219

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,065,801

Total Long-Term Municipal Bonds (cost $1,731,037,652)		1,775,086,730

Short-Term Municipal Notes - 0.5%
New York - 0.2%
Town of Oyster Bay NY
Series 2017B
3.50%, 2/02/18 (a)	1,300	1,301,404
Series 2017C
2.50%, 6/01/18 (a)	3,500	3,501,995

		4,803,399

Texas - 0.3%
State of Texas
Series 2017
4.00%, 8/30/18	5,000	5,082,500

Total Short-Term Municipal Notes (cost $9,910,085)		9,885,899

Total Municipal Obligations (cost $1,740,947,737)		1,784,972,629

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit
0.12%, 1/02/18 (cost $5,370,522)	5,371	5,370,522

Total Investments - 98.9% (cost $1,746,318,259) (i)		1,790,343,151
Other assets less liabilities - 1.1%		19,247,312

Net Assets - 100.0%		$1,809,590,463

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD	2,388	$(101,622)	$(144,386)	$42,764
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	2,554	(108,687)	(155,106)	46,419
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	955	(42,232)	(55,698)	13,466
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	955	(42,232)	(52,110)	9,878

						$(294,773)	$(407,300)	$112,527

*	Termination date

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)Series 2014 5.25%, 1/01/24	11/13/14	$1,250,000	$1,184,700	0.07%
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	12/05/17	890,000	872,796	0.05%

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $12,140,146 or 0.7% of net assets.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $21,556,838 or 1.19% of net assets.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted matured security.

(h)	Defaulted.
(i)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,254,577 and gross unrealized depreciation of investments was $(5,117,158), resulting in net unrealized appreciation of $44,137,419.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGM	–	Assured Guaranty Municipal
AMBAC	–	Ambac Assurance Corporation
BAM	–	Build American Mutual
COP	–	Certificate of Participation
ETM	–	Escrowed to Maturity
NATL	–	National Interstate Corporation
SRF	–	State Revolving Fund
XLCA	–	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,746,594,563		$28,492,167		$1,775,086,730
Short-Term Municipal Notes		– 0	–	5,082,500		4,803,399		9,885,899
Short-Term Investments		– 0	–	5,370,522		– 0	–	5,370,522

Total Investments in Securities		– 0	–	1,757,047,585		33,295,566		1,790,343,151
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(294,773)		– 0	–	(294,773)

Total (b)	$	– 0	–	$1,756,752,812		$33,295,566		$1,790,048,378

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Short-Term Municipal Notes		Total
Balance as of 9/30/17	$27,083,617		$4,820,287		$31,903,904
Accrued discounts/(premiums)	(72,249)		(8,370)		(80,619)
Realized gain (loss)	(33,917)		– 0	–	(33,917)
Change in unrealized appreciation/depreciation	(299,713)		(8,518)		(308,231)
Purchases	2,403,000		– 0	–	2,403,000
Sales	(588,571)		– 0	–	(588,571)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/17	$28,492,167		$4,803,399		$33,295,566

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(299,713)		$(8,518)		$(308,231)

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 95.9%
Alabama - 0.7%
Alabama Federal Aid Highway Finance Authority
Series 2012
5.00%, 9/01/24 (Pre-refunded/ETM)	$18,230	$20,747,745
Series 2015
5.00%, 9/01/25	1,390	1,655,504
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,595,584
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	6,076,263
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,533,828

		46,608,924

Alaska - 0.8%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,791,396
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,544,532
Series 2015D
5.00%, 9/01/21	3,565	3,960,679
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	26,905	31,848,417

		59,145,024

Arizona - 2.0%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,653,530
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	19,067,132
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,242,007
Arizona Transportation Board (Arizona Transportation Board Excise Tax)
Series 2016
5.00%, 7/01/20	3,095	3,347,366
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	39,264,482
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/21 (Pre-refunded/ETM)	4,085	4,413,924

	Principal Amount (000)	U.S. $ Value
Series 2017A
5.00%, 7/01/29	$3,945	$4,781,379
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010A
5.00%, 7/01/20	3,140	3,392,833
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	21,187,557
County of Maricopa AZ COP
Series 2015
5.00%, 7/01/18	3,290	3,347,509
Salt River Project Agricultural Improvement & Power District
Series 2017A
5.00%, 1/01/29-1/01/31	22,310	27,838,866
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,597,696
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a) (b)	9,215	9,262,181

		143,396,462

California - 7.1%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	17,628,900
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	5,967,433
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,885,999
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,439,693
Series 2016
5.00%, 4/01/28-11/01/28	21,990	26,797,063
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	26,307,326
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,536,004
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	545	579,548
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
NATL Series 2006-32F
5.25%, 5/01/18	3,700	3,746,324
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	10,887,022
Series 2011C
5.00%, 5/01/22	5,880	6,472,939

	Principal Amount (000)	U.S. $ Value
State of California
Series 2008
5.00%, 4/01/18	$5,000	$5,044,150
Series 2009
5.25%, 10/01/20	5,085	5,401,084
Series 2013
5.00%, 11/01/24-11/01/25	43,465	51,174,741
Series 2014
5.00%, 5/01/25-5/01/29	130,465	154,656,916
Series 2015
5.00%, 8/01/22	15,765	17,986,919
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/18-5/01/19	155,220	161,314,166

		501,826,227

Colorado - 1.0%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29 (a) (b)	12,180	13,276,565
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/18 (Pre-refunded/ETM)	5,215	5,380,472
5.00%, 12/01/20 (Pre-refunded/ETM)	3,820	4,177,667
City & County of Denver CO Airport System Revenue
Series 2016A
5.00%, 11/15/23	4,085	4,772,424
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	21,422,446
Series 2011A
5.50%, 11/15/19	2,290	2,442,170
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,514,906
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a) (c) (d) (e)	13,168	2,765,280
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	3,014,396
5.25%, 1/15/24-7/15/24	7,745	8,332,226
Stapleton Development Corp. (Denver Urban Renewal Authority)
Series 2015B
5.00%, 12/01/19	1,185	1,259,596

		74,358,148

Connecticut - 3.3%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/23-11/01/28	2,420	2,735,242
Series 2017B
5.00%, 8/15/25-8/15/27	12,950	14,923,340
Series 2017C

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/24-8/15/28	$8,950	$10,255,597
Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	22,840	24,673,138
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,709,359
Series 2014A
5.00%, 3/01/28	6,360	7,150,357
Series 2015B
5.00%, 6/15/32	7,345	8,251,300
Series 2015F
5.00%, 11/15/27	1,570	1,818,311
Series 2016A
5.00%, 3/15/20-3/15/29	68,735	76,199,770
Series 2016B
5.00%, 5/15/21	17,090	18,634,252
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	23,222,350
Series 2016G
5.00%, 11/01/19	4,845	5,120,632
Series 2017A
5.00%, 4/15/22	8,450	9,389,894
Series 2017B
5.00%, 4/15/28	2,515	3,013,775
State of Connecticut Clean Water Fund—State Revolving Fund
Series 2017A
5.00%, 5/01/29-5/01/31	12,000	14,680,470
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,591,600

		233,369,387

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,332,953

District of Columbia - 1.3%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	68,500,241
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,341,706
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	6,910	7,108,455
Series 2010F-1
5.00%, 10/01/20	11,905	12,957,164

		94,907,566

	Principal Amount (000)	U.S. $ Value
Florida - 6.8%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	$15,275	$17,185,434
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	7,125,982
Series 2011A-1
5.00%, 6/01/19	15,975	16,697,549
Series 2012A
5.00%, 6/01/22	27,105	30,570,374
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,820	22,512,076
Series 2015A
5.00%, 6/01/22	1,795	2,000,887
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,342,769
Collier County School Board COP
Series 2015
5.00%, 2/15/18-2/15/19	12,210	12,542,858
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,697,450
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,633,634
5.625%, 10/01/25	2,550	2,846,310
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	7,970,548
Series 2015B
5.00%, 7/01/22	3,715	4,227,781
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,740,188
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a) (c) (d) (e)	985	165,973
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	5,107,110
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,264,474
Series 2012A
5.00%, 7/01/22	10,225	11,631,551
Florida Department of Management Services (Florida Department of Management Services State Lease)
Series 2017A
5.00%, 9/01/18	11,835	12,110,992
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,510,356

	Principal Amount (000)	U.S. $ Value
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	$3,545	$4,043,321
Series 2014B
5.00%, 6/01/18	1,135	1,151,435
Series 2017F
5.00%, 6/01/21	2,775	3,084,995
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/21-7/01/22	11,640	12,986,420
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/29-10/01/31	13,335	16,016,749
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,080,890
Hillsborough County School Board COP
Series 2015
5.00%, 7/01/26	1,480	1,769,399
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,245	7,899,090
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25	3,060	3,643,787
Series 2017A
5.00%, 10/01/26-10/01/27	43,620	54,095,302
Manatee County School District COP
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	16,118,852
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	11,765	12,059,478
North Broward Hospital District
Series 2017B
5.00%, 1/01/28-1/01/30	8,410	9,694,562
Orange County School Board COP
Series 2014A
5.00%, 8/01/28 (Pre-refunded/ETM)	25,075	29,774,556
5.00%, 8/01/29 (Pre-refunded/ETM)	21,280	25,268,298
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)(e)	510	43,350
Series 2010A-1
6.125%, 5/01/35 (a)	210	210,286
Series 2010A-2
6.125%, 5/01/35 (a)	475	475,646
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	665	681,452
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	2,015,013
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,390,725

	Principal Amount (000)	U.S. $ Value
South Broward Hospital District
Series 2015
5.00%, 5/01/27	$3,325	$3,891,480
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
5.00%, 8/15/31	5,000	5,816,250
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,566,461
State of Florida
Series 2012B
5.00%, 7/01/18	8,460	8,611,688
State of Florida Lottery Revenue
Series 2016B
5.00%, 7/01/18	3,130	3,185,495
Series 2017A
5.00%, 7/01/25-7/01/26	33,605	41,358,600
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,288,026
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,821,620
Tohopekaliga Water Authority
Series 2016
5.00%, 10/01/24-10/01/25	4,750	5,717,915

		480,645,437

Georgia - 1.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	24,099,669
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	9,432,100
5.25%, 1/01/20	6,500	6,947,980
5.50%, 1/01/21	7,500	8,314,725
5.75%, 1/01/22-1/01/23	20,000	22,330,200
5.875%, 1/01/24	2,925	3,276,409
Series 2014A
5.00%, 1/01/28	12,250	14,361,655
City of Atlanta GA
Series 2015
5.00%, 12/01/18	2,550	2,632,085
Forsyth County School District
Series 2013
5.00%, 2/01/21	1,625	1,789,239
Glynn County School District
Series 2016
5.00%, 8/01/18	1,195	1,219,653
Gwinnett County School District
Series 2016
3.00%, 2/01/19	12,430	12,636,587

	Principal Amount (000)	U.S. $ Value
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/18	$1,960	$1,973,034
State of Georgia
Series 2009I
5.00%, 7/01/18	14,580	14,839,961

		123,853,297

Hawaii - 1.0%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21	3,690	3,875,090
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,369,056
Series 2010A
5.00%, 7/01/24	16,500	17,748,720
State of Hawaii
Series 2015E
5.00%, 10/01/22-10/01/23	28,840	33,409,068
Series 2016F
5.00%, 10/01/20-10/01/25	9,755	11,323,288

		69,725,222

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	6,915	7,805,394

Illinois - 5.0%
Chicago Board of Education
Series 2017F
5.00%, 12/01/23	7,000	7,459,830
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,614,789
Chicago Transit Authority
Series 2017
5.00%, 6/01/22	7,460	8,322,835
County of Du Page IL
Series 1993
5.60%, 1/01/21	3,690	3,909,924
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
3.866%, 1/01/19 (f)	3,145	3,179,249
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,330,000
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	50,629,553
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	37,125,140
Series 2014D
5.00%, 1/01/23	1,165	1,333,913

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	$24,425	$26,358,839
5.00%, 6/15/23 (Pre-refunded/ETM)(a)	565	640,428
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	9,071,712
Railsplitter Tobacco Settlement Authority
5.00%, 6/01/22	9,240	10,223,321
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	560	606,558
State of Illinois
Series 2007B
5.25%, 1/01/18	6,275	6,275,000
Series 2010
5.00%, 1/01/19	10,000	10,226,200
Series 2012
5.00%, 8/01/21-8/01/25	22,260	23,552,432
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,728,200
5.50%, 7/01/24	5,405	5,980,903
Series 2013A
5.00%, 4/01/23	4,390	4,702,787
Series 2014
5.00%, 5/01/22-5/01/27	45,185	48,587,615
Series 2016
5.00%, 2/01/22-2/01/24	24,790	26,570,363
Series 2017D
5.00%, 11/01/26	35,490	38,907,687
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	1,245	1,305,656
State of Illinois (State of Illinois Sales Tax)
Series 2016A
4.00%, 6/15/19	5,090	5,237,661
Series 2016C
5.00%, 6/15/22	2,525	2,831,081
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(c)(d)(e)	5,078	997,827

		355,709,503

Iowa - 0.1%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	5,610	5,725,117

Kansas - 0.3%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	15,855,955

	Principal Amount (000)	U.S. $ Value
City of Wichita KS Water & Sewer Utility Revenue
Series 2016B
5.00%, 10/01/18-10/01/19	$5,255	$5,452,358

		21,308,313

Kentucky - 0.7%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,159,630
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	8,620	9,842,652
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	8,490	9,650,074
Series 2016A
5.00%, 7/01/21-7/01/27	19,425	22,782,531
Louisville & Jefferson County Metropolitan Sewer District
Series 2017A
5.00%, 5/15/19	5,730	5,992,205

		49,427,092

Louisiana - 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,704,593
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21 (Pre-refunded/ETM)	6,415	6,981,958
5.00%, 10/01/25 (Pre-refunded/ETM)	2,000	2,176,760
Series 2010A
5.00%, 10/01/23 (Pre-refunded/ETM)	7,720	8,402,294
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease)
Series 2009
5.00%, 3/01/18	1,575	1,583,820
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(c)(e)(g)	1,695	288,150
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29 (a)	1,200	1,323,300
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,901,592

		35,362,467

	Principal Amount (000)	U.S. $ Value
Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	$1,000	$1,175,290

Maryland - 0.8%
City of Baltimore MD
Series 2017B
5.00%, 10/15/24-10/15/27	26,185	32,097,012
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,388,920
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	4,742,505
State of Maryland
Series 2014B
5.00%, 8/01/20	17,930	19,458,532
University System of Maryland
Series 2017A
5.00%, 4/01/21	1,125	1,241,674

		59,928,643

Massachusetts - 2.5%
City of Cambridge MA
Series 2015
5.00%, 2/15/18	2,330	2,339,926
Commonwealth of Massachusetts
NATL Series 2000E
2.326%, 12/01/30(h)	7,750	7,365,910
NATL Series 2000F
2.206%, 12/01/30 (h)	6,700	6,367,948
AGM Series 2006C
2.921%, 11/01/19 (f)	1,815	1,823,004
Series 2013A
5.00%, 4/01/18	2,060	2,078,293
Series 2013B
5.00%, 8/01/20	26,465	28,679,062
Series 2014C
5.00%, 8/01/20	1,045	1,132,425
Series 2016B
5.00%, 7/01/23	3,865	4,513,663
Series 2017C
5.00%, 10/01/22-10/01/26	30,895	36,946,800
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,122,264
Series 2014
5.00%, 6/15/20	7,170	7,737,147
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
5.00%, 7/01/25-7/01/31	49,110	59,300,253

	Principal Amount (000)	U.S. $ Value
Massachusetts Health & Educational Facilities Authority (President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	$2,820	$3,107,217
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,203,064

		174,716,976

Michigan - 3.3%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	22,126,549
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,745,534
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,428,477
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	500	502,460
3.60%, 10/01/21	500	507,340
3.80%, 10/01/22	500	513,090
3.875%, 10/01/23	2,000	2,068,120
4.00%, 10/01/24	3,000	3,125,940
4.50%, 10/01/29	12,065	12,599,238
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	46,140,894
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,330	62,849,100
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,621,984
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,330,864
5.50%, 12/01/26-12/01/27	7,220	8,754,330
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,456,331
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,204,471

	Principal Amount (000)	U.S. $ Value
University of Michigan
Series 2017A
5.00%, 4/01/20	$1,670	$1,794,265
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	4,972,613
Wayne State University
5.00%, 11/15/22 (a)	1,515	1,607,309
5.00%, 11/15/22	1,655	1,744,867
Series 2009A
5.00%, 11/15/21 (Pre-refunded/ETM) (a)	1,190	1,262,507
5.00%, 11/15/21-11/15/23	4,470	4,709,842
5.00%, 11/15/22 (Pre-refunded/ETM) (a)	2,865	3,039,565
5.00%, 11/15/23 (Pre-refunded/ETM) (a)	2,405	2,551,537

		235,657,227

Minnesota - 0.2%
City of Minneapolis MN
Series 2017
4.00%, 12/01/19	7,710	8,056,796
State of Minnesota
Series 2015B
5.00%, 8/01/22	3,745	4,283,456
Stillwater Independent School District No. 834
Series 2015A
5.00%, 2/01/24	4,190	4,934,814

		17,275,066

Missouri - 0.2%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/25-3/01/28	2,820	3,236,954
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/18-12/01/19	7,290	7,562,281
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,095,668

		13,894,903

Montana - 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	14,990	17,964,205

Nevada - 3.7%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	18,625	21,199,781
Clark County School District
Series 2008A
5.00%, 6/15/21 (Pre-refunded/ETM)	5,000	5,079,750
Series 2015A
5.00%, 6/15/18	70,485	71,605,712

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 6/15/22	$17,785	$20,102,386
Series 2016D
5.00%, 6/15/24	26,915	31,564,566
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	9,628,245
County of Clark NV
Series 2015A
5.00%, 7/01/18	8,955	9,114,220
Series 2016A
5.00%, 11/01/24	7,080	8,469,025
Series 2016B
5.00%, 11/01/18-11/01/23	26,280	29,191,788
Series 2017
5.00%, 6/01/24	6,500	7,715,045
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	8,807,067
Las Vegas Valley Water District
Series 2015B
4.00%, 12/01/18	4,240	4,336,290
Series 2016B
5.00%, 6/01/28	4,590	5,591,538
State of Nevada
Series 2014A
5.00%, 4/01/21	15,245	16,815,997
Series 2015D
5.00%, 4/01/23	10,205	11,826,472

		261,047,882

New Jersey - 5.7%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)(a)	4,640	5,031,570
5.50%, 9/01/21 (Pre-refunded/ETM)(a)	990	1,101,722
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,824,836
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)(a)	1,530	1,634,300
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,201,000
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,525,328
Series 2011EE
5.00%, 9/01/20	1,720	1,826,330
5.50%, 9/01/21	370	402,112
Series 2011G
5.00%, 9/01/20	290	308,082
Series 2013
5.00%, 3/01/20	13,965	14,691,599

	Principal Amount (000)	U.S. $ Value
Series 2014P
5.00%, 6/15/20	$1,425	$1,507,394
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,184,464
Series 2015X
5.00%, 6/15/19	10,585	10,976,327
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	36,647,864
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,194,282
5.50%, 1/01/26-1/01/27	2,000	2,315,120
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
5.00%, 10/01/21-10/01/25	9,515	10,376,529
New Jersey Environmental Infrastructure Trust
Series 2015
5.00%, 9/01/20-9/01/22	23,625	26,339,066
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
5.00%, 10/01/24-10/01/26	11,055	12,530,527
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	3,750	4,055,270
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,040	46,770,600
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A
5.25%, 12/15/20	3,730	4,024,334
5.50%, 12/15/21	6,155	6,818,447
Series 2011B
5.00%, 6/15/20	1,310	1,387,028
Series 2013A
5.00%, 6/15/20	3,960	4,192,848
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,004,925
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,508,519
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	89,130,397
Series 2014C
5.00%, 1/01/24	14,720	17,148,653
Series 2017B
5.00%, 1/01/29-1/01/31	39,985	48,775,603

		407,435,076

	Principal Amount (000)	U.S. $ Value
New York - 13.1%
City of New York NY
Series 2009C
5.00%, 8/01/20-8/01/22	$15,190	$15,996,171
Series 2010B
5.00%, 8/01/19	12,225	12,864,001
Series 2013B
5.00%, 8/01/19	34,575	36,382,235
Series 2013I
5.00%, 8/01/19	7,260	7,639,480
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	17,490,405
Series 2014A
5.00%, 8/01/27	1,130	1,327,298
Series 2015A
5.00%, 8/01/22-8/01/23	12,040	13,771,982
Series 2015B
5.00%, 8/01/23	6,370	7,421,305
County of Nassau NY
Series 2017C
5.00%, 10/01/26	8,840	10,619,757
Metropolitan Transportation Authority
AGC Series 2003B
5.25%, 11/15/20	8,415	9,234,789
Series 2012D
5.00%, 11/15/28	6,890	7,861,008
Series 2012E
5.00%, 11/15/24 (Pre-refunded/ETM)	6,055	6,950,777
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	63,950,092
Series 2012H
5.00%, 11/15/26 (Pre-refunded/ETM) (a)	3,335	3,836,784
5.00%, 11/15/26	2,730	3,128,389
Series 2013B
5.00%, 11/15/26 (Pre-refunded/ETM)	9,505	11,139,005
Series 2014A
5.00%, 11/15/26 (Pre-refunded/ETM)	4,205	4,927,882
5.00%, 11/15/27 (Pre-refunded/ETM)	4,040	4,734,516
Series 2014C
5.00%, 11/15/27 (Pre-refunded/ETM)	5,000	5,979,100
Series 2017C
5.00%, 11/15/30-11/15/31	79,840	97,915,349
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,157,910
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	38,489,360
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	25,843,761
Series 2012A
5.00%, 8/01/25	12,345	14,119,964
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	63,992,081
Series 2012E
5.00%, 11/01/21	8,545	9,585,525
Series 2015C
5.00%, 11/01/18	2,090	2,150,610

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 11/01/26	$5,570	$6,865,248
Series 2017B
5.00%, 8/01/30-8/01/31	18,535	22,602,664
New York State Dormitory Authority
Series 2009G
5.00%, 3/15/19 (Pre-refunded/ETM)	2,900	3,020,901
5.00%, 3/15/20 (Pre-refunded/ETM)	8,465	8,817,906
5.00%, 3/15/21 (Pre-refunded/ETM)	2,500	2,604,225
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	26,398,207
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	2,930,150
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011E
5.00%, 8/15/21	3,880	4,325,773
Series 2012A
5.00%, 12/15/22	20,745	23,896,373
Series 2012B
5.00%, 3/15/22	21,800	24,656,454
Series 2013A
5.00%, 2/15/20	4,635	4,959,589
Series 2014C
5.00%, 3/15/27	2,015	2,365,771
Series 2017A
5.00%, 2/15/21	70,310	77,367,718
Series 2017B
5.00%, 2/15/29	17,975	22,245,141
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.879%, 5/01/34 (h)	6,800	6,512,972
AMBAC Series 2001B
1.698%, 10/01/36 (h)	11,000	10,535,580
1.75%, 10/01/36 (h)	11,425	10,942,636
XLCA Series 2004A
1.943%, 1/01/39 (h)	10,000	9,576,600
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	20,354,006
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,186,334
New York State Thruway Authority (New York State Thruway Authority Service Contract)
Series 2009
5.00%, 4/01/18	10,000	10,089,500

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	$63,625	$73,632,168
Series 2013D
5.00%, 3/15/23	32,000	37,026,240
Series 2016A
5.00%, 3/15/24	4,010	4,738,858
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,100	4,270,478
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,810,137

		930,241,165

North Carolina - 0.4%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,003,009
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	14,518,707
State of North Carolina
Series 2017B
5.00%, 5/01/19	9,840	10,290,869

		26,812,585

North Dakota - 0.1%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/28-6/01/30	5,000	5,706,810

Ohio - 3.2%
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	4,954,598
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
5.00%, 8/01/26-8/01/28	20,420	24,601,651
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	102,138,938
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/26-2/15/27	5,455	6,234,012
County of Franklin OH (Nationwide Children’s Hospital, Inc.)
Series 2017A
5.00%, 11/01/29-11/01/31	3,100	3,786,541
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease)
Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,910,348

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	$6,325	$6,222,788
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	62,888,017
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,343,021
University of Toledo
Series 2010
5.00%, 6/01/21	2,610	2,797,842

		224,877,756

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,858,736
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	2,280	2,472,865

		12,331,601

Oregon - 0.6%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	9,925,565
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24 (a)	1,000	1,109,010
Port of Portland OR (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,511,696
State of Oregon Department of Administrative Services
Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM) (a)	4,025	4,265,212
5.00%, 11/01/22 (Pre-refunded/ETM) (a)	3,120	3,306,202
5.00%, 11/01/23 (Pre-refunded/ETM) (a)	1,115	1,181,543
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	10,275	10,883,800
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017A
5.00%, 11/15/18	9,640	9,929,296

		42,112,324

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 7.3%
Allegheny County Airport Authority (Pittsburgh International Airport)
NATL Series 2001B
5.00%, 1/01/18	$1,585	$1,585,000
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	4,076,205
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,864,036
AGM Series 2017A
5.00%, 8/01/27-8/01/32	46,290	55,505,516
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,701,835
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	19,104,562
Series 2011A
5.00%, 6/15/19	4,025	4,208,500
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	17,425	20,852,237
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	11,203,899
Series 2017
5.00%, 1/01/25-1/01/27	129,415	152,616,389
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/25	6,000	6,821,640
Montgomery County Higher Education & Health Authority (Philadelphia Presbyterian Homes Obligated Group)
Series 2017
5.00%, 12/01/27-12/01/32	5,000	5,707,815
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	27,985	29,210,211
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	59,965,981
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/18-6/01/19	23,775	24,407,670
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	5,679,704
Series 2017B
5.00%, 6/01/28-6/01/30	13,255	15,578,585

	Principal Amount (000)	U.S. $ Value
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/18-9/01/20	$24,730	$26,287,860
5.125%, 9/01/22	9,080	9,779,705
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23 (Pre-refunded/ETM) (a)	3,870	4,138,075
5.00%, 3/01/23-3/01/24	2,830	3,021,932
5.00%, 3/01/24 (Pre-refunded/ETM) (a)	5,545	5,929,102
State Public School Building Authority (School District of Philadelphia (The))
Series 2016D
5.00%, 9/01/24	8,360	9,530,233
Series 2016F
5.00%, 9/01/23-9/01/24	29,155	33,169,567

		519,946,259

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	10,917,499

Rhode Island - 0.5%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	10,565	12,744,137
Rhode Island Depositors Economic Protection Corp.
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,625,790
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM) (a)	5,780	6,914,383
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,383,529

		37,667,839

South Carolina - 0.2%
Beaufort County School District/SC
Series 2015A
5.00%, 3/01/18	3,210	3,228,522
Kershaw County School District/SC
Series 2015
5.00%, 12/01/21	1,185	1,309,603
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,180,910

		12,719,035

	Principal Amount (000)	U.S. $ Value
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/29-9/01/30	$7,025	$8,388,271

Tennessee - 0.9%
Tennessee Energy Acquisition Corp.
Series 2017A
4.00%, 5/01/48	57,130	62,572,775
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,348,538

		64,921,313

Texas - 8.0%
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,314,240
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	535	559,310
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,154,400
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,315	1,318,998
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	20,738,018
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,749,646
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	8,193,075
Series 2015
5.00%, 2/15/21	3,240	3,539,408
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	4,054,638
City of Houston TX
Series 2017A
5.00%, 3/01/25	16,370	19,426,770
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,395,962
City of Houston TX Airport System Revenue
AGM Series 2000P
2.781%, 7/01/30 (h)	1,200	1,155,840
Series 2009A
5.00%, 7/01/21	2,090	2,126,115

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	$6,400	$6,801,664
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,976,074
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,292,259
City of San Antonio TX Electric & Gas Systems Revenue
Series 2008
5.00%, 2/01/21 (Pre-refunded/ETM)	5,040	5,053,810
Series 2009D
5.00%, 2/01/20	47,315	49,073,225
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	6,037,003
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	19,269,963
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,675,199
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	19,350,148
Series 2014A
5.25%, 11/01/28	11,550	13,384,371
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	8,053,881
Houston Independent School District
Series 2014
5.00%, 2/15/18	16,790	16,860,014
Series 2016A
5.00%, 2/15/23	5,070	5,843,479
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/26-10/15/31	3,220	3,694,884
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	8,580	8,977,511
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/28	1,130	1,289,669
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/25-8/15/28	7,250	8,692,223
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24 (Pre-refunded/ETM)	5,000	5,562,450

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/25 (Pre-refunded/ETM)	$18,130	$20,329,169
5.25%, 9/01/26 (Pre-refunded/ETM)	17,810	19,970,353
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	18,870,431
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,499,309
Plano Independent School District
Series 2017
5.00%, 2/15/20	4,855	5,188,733
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	22,789,348
Series 2013E
5.00%, 5/15/25	3,000	3,462,360
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/23-2/01/24	6,715	7,829,829
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	12,163,908
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,079,381
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	33,370	37,255,002
5.00%, 10/01/23 (Pre-refunded/ETM) (a)	5,500	6,111,160
5.00%, 10/01/24 (Pre-refunded/ETM) (a)	5,440	6,044,493
5.00%, 10/01/25 (Pre-refunded/ETM) (a)	3,025	3,361,138
Series 2014A
5.00%, 10/01/23	13,680	16,058,542
Series 2015A
5.00%, 10/01/23	10,615	12,460,630
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015B-2
3.875%, 11/15/20	3,500	3,500,280
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,000	2,026,040
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	16,920	19,851,728
University of Houston System
Series 2017A
5.00%, 2/15/19-2/15/21	19,955	21,422,070
University of Texas System (The)
Series 2016D
5.00%, 8/15/25	5,580	6,796,719

		568,684,870

Utah - 0.2%
Alpine School District/UT
Series 2017
5.00%, 3/15/20	6,985	7,496,232

	Principal Amount (000)	U.S. $ Value
Davis School District
Series 2017
5.00%, 6/01/22	$1,000	$1,136,010
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,485,174

		15,117,416

Virginia - 2.8%
County of Fairfax VA
Series 2015C
5.00%, 10/01/18	13,855	14,221,742
Virginia College Building Authority
5.00%, 2/01/26-2/01/27	64,870	79,734,387
Series 2017B
5.00%, 2/01/19	8,265	8,572,127
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	5,009,915
Series 2015B
5.00%, 9/01/20-9/01/22	35,675	39,669,757
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease)
Series 2017
5.00%, 5/15/19-5/15/21	17,285	18,566,921
Series 2017B
5.00%, 5/15/19	6,860	7,181,528
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2015
4.00%, 8/01/19	12,720	13,193,693
Series 2017V
5.00%, 4/15/19	9,855	10,285,171

		196,435,241

Washington - 8.3%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,347,728
Series 2011B
5.00%, 7/01/21	5,000	5,505,600
5.25%, 7/01/22	3,670	4,071,938
City of Seattle WA Drainage & Wastewater Revenue
Series 2016
5.00%, 4/01/20	3,910	4,198,245
City of Seattle WA Municipal Light & Power Revenue
Series 2016C
5.00%, 10/01/21	11,130	12,435,215
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/20-8/01/22	9,440	10,466,440
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	985	1,026,242

	Principal Amount (000)	U.S. $ Value
County of King WA
Series 2015
5.00%, 7/01/23	$2,485	$2,900,641
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,160	1,269,156
5.00%, 1/01/23	3,255	3,563,314
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/18-7/01/21	96,445	100,610,973
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	61,803,622
Series 2017A
5.00%, 7/01/28-7/01/29	29,545	36,726,393
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,589,895
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20 (Pre-refunded/ETM)	1,780	1,892,905
5.00%, 1/01/21 (Pre-refunded/ETM)	6,570	7,178,185
5.00%, 1/01/23 (Pre-refunded/ETM)	5,375	5,872,564
King County School District No. 45 Bellevue
Series 2014
5.00%, 12/01/18	2,415	2,491,387
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,124,088
Pierce County School District No 320 Sumner
5.00%, 12/01/21	3,305	3,707,946
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,145,922
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	3,977,151
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	4,040,388
State of Washington
Series 2012
5.00%, 7/01/22-7/01/23	27,935	31,836,708
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	25,841,994
Series 20152
5.00%, 7/01/20-7/01/23	51,080	57,133,998
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	32,123,832
Series 2015B
5.00%, 2/01/22	4,480	5,058,099
Series 2017R
5.00%, 8/01/22	7,700	8,799,868
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,690	41,143,404
Series 2013C
5.00%, 9/01/19	6,060	6,389,119

	Principal Amount (000)	U.S. $ Value
State of Washington COP
Series 2015
5.00%, 7/01/18	$3,565	$3,628,208
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	30,657,383
Washington Health Care Facilities Authority (MultiCare Health System)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	37,260,817
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/25-8/15/30	15,880	18,596,301

		586,415,669

West Virginia - 0.3%
West Virginia Economic Development Authority
5.00%, 6/15/19-6/15/22	16,360	17,854,339
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.75%, 2/15/34 (h)	3,200	2,960,224

		20,814,563

Wisconsin - 0.3%
State of Wisconsin Environmental Improvement Fund Revenue
Series 2017A
5.00%, 6/01/19	15,550	16,304,642
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,115,370
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (b)	1,200	1,203,864
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,161,360

		19,785,236

Total Long-Term Municipal Bonds (cost $6,650,591,938)		6,802,497,253

Short-Term Municipal Notes - 2.7%
Idaho - 0.3%
State of Idaho
Series 2017
4.00%, 6/29/18	20,770	21,031,910

Ohio - 0.1%
County of Montgomery OH (Premier Health Partners Obligated Group)
1.75%, 11/15/45(i)	8,040	8,040,000

	Principal Amount (000)	U.S. $ Value
Texas - 1.9%
State of Texas
Series 2017
4.00%, 8/30/18	$133,200	$135,397,800

Virginia - 0.4%
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease)
Series 2017
5.00%, 5/15/18	4,110	4,164,129
Series 2017B
5.00%, 5/15/18	10,520	10,658,548
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2017V
5.00%, 4/15/18	12,235	12,358,451

		27,181,128

Total Short-Term Municipal Notes (cost $192,231,229)		191,650,838

Total Municipal Obligations (cost $6,842,823,167)		6,994,148,091

GOVERNMENTS - TREASURIES - 0.1%
United States - 0.1%
U.S. Treasury Notes
2.125%, 11/30/23 (j) (cost $3,946,551)	4,000	3,967,500

SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit
0.12%, 1/02/18 (cost $290,692)	291	290,692

Total Investments - 98.7% (cost $6,847,060,410)(k)		6,998,406,283
Other assets less liabilities - 1.3%		90,708,964

Net Assets - 100.0%		$7,089,115,247

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD 9,322	$(396,703)	$(563,638)	$166,935
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD 9,971	(424,321)	(605,546)	181,225
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD 3,729	(164,905)	(217,486)	52,581
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD 3,729	(164,905)	(203,476)	38,571

					$(1,150,834)	$(1,590,146)	$439,312

*	Termination date
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $44,779,599 or 0.6% of net assets.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Illiquid security.
(f)	Variable rate coupon, rate shown as of December 31, 2017.
(g)	Defaulted.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $55,417,710 or 0.78% of net assets.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,106,720 and gross unrealized depreciation of investments was $(24,321,535), resulting in net unrealized appreciation of $151,785,185.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,708,672,047		$93,825,206		$6,802,497,253
Short-Term Municipal Notes		– 0	–	191,650,838		– 0	–	191,650,838
Governments - Treasuries		– 0	–	3,967,500		– 0	–	3,967,500
Short-Term Investments		– 0	–	290,692		– 0	–	290,692

Total Investments in Securities		– 0	–	6,904,581,077		93,825,206		6,998,406,283
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(1,150,834)		– 0	–	(1,150,834)

Total (b)		$—		$6,903,430,243		$93,825,206		$6,997,255,449

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$71,131,365		$71,131,365
Accrued discounts/(premiums)	(181,532)		(181,532)
Realized gain (loss)	(16,218)		(16,218)
Change in unrealized appreciation/depreciation	(106,139)		(106,139)
Purchases	25,992,909		25,992,909
Sales	(2,995,179)		(2,995,179)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	$93,825,206		$93,825,206

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/17	$(94,332)		$(94,332)

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 48.2%
Information Technology - 12.8%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	2,640	$621,931
Ciena Corp. (a)	11,790	246,765
Cisco Systems, Inc.	245,227	9,392,194
Finisar Corp. (a)	14,400	293,040
Infinera Corp. (a)	28,560	180,785
Lumentum Holdings, Inc. (a)	5,493	268,608
NETGEAR, Inc. (a)	4,179	245,516
Nokia Oyj (Sponsored ADR)-Class A	709,901	3,308,138

		14,556,977

Electronic Equipment, Instruments & Components - 0.5%
Anixter International, Inc. (a)	6,450	490,200
Avnet, Inc.	11,940	473,063
CDW Corp./DE	126,938	8,820,922
Coherent, Inc. (a)	1,910	539,040
National Instruments Corp.	11,570	481,659
VeriFone Systems, Inc. (a)	26,920	476,753

		11,281,637

Internet Software & Services - 3.6%
2U, Inc. (a)	9,120	588,331
Alphabet, Inc.-Class C (a)(b)	34,179	35,764,906
CoStar Group, Inc. (a)	2,420	718,619
eBay, Inc. (a)	171,115	6,457,880
Facebook, Inc.-Class A (a)(b)	190,654	33,642,805
GrubHub, Inc. (a)	11,060	794,108
LogMeIn, Inc.	7,080	810,660
New Relic, Inc. (a)	8,500	491,045
Trade Desk, Inc. (The)-Class A (a)	11,765	538,013
Wix.com Ltd. (a)	4,113	236,703

		80,043,070

IT Services - 1.4%
Amdocs Ltd.	6,940	454,431
Booz Allen Hamilton Holding Corp.	15,810	602,835
Convergys Corp.	13,469	316,522
Fiserv, Inc. (a)	70,635	9,262,368
Genpact Ltd.	19,190	609,091
Vantiv, Inc.-Class A (a)	9,144	672,541
Visa, Inc.-Class A	167,419	19,089,114

		31,006,902

Semiconductors & Semiconductor Equipment - 1.7%
Cypress Semiconductor Corp.	31,220	475,793
Integrated Device Technology, Inc. (a)	5,000	148,650
Intel Corp.	285,077	13,159,154
Marvell Technology Group Ltd.	31,010	665,785
Mellanox Technologies Ltd. (a)	5,810	375,907
Qorvo, Inc. (a)	3,885	258,741

Company	Shares	U.S. $ Value
Texas Instruments, Inc.	132,663	$13,855,324
Xilinx, Inc.	153,725	10,364,139

		39,303,493

Software - 2.4%
Adobe Systems, Inc. (a)	32,171	5,637,646
Aspen Technology, Inc. (a)	6,497	430,102
FireEye, Inc. (a)	25,590	363,378
Guidewire Software, Inc. (a)	8,732	648,438
HubSpot, Inc. (a)	5,840	516,256
Microsoft Corp.	292,097	24,985,977
Oracle Corp.	414,163	19,581,627
Splunk, Inc. (a)	10,854	899,145
Take-Two Interactive Software, Inc. (a)	6,851	752,103
Tyler Technologies, Inc. (a)	4,190	741,840
Verint Systems, Inc. (a)	12,585	526,682

		55,083,194

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	229,214	38,789,885
HP, Inc.	552,769	11,613,677
NCR Corp. (a)	17,126	582,113
Xerox Corp.	210,272	6,129,429

		57,115,104

		288,390,377

Financials - 7.8%
Banks - 4.1%
Associated Banc-Corp.	21,130	536,702
Bank of America Corp.	975,866	28,807,564
Comerica, Inc.	7,700	668,437
First Republic Bank/CA	4,656	403,396
Fulton Financial Corp.	23,950	428,705
Huntington Bancshares, Inc./OH	46,270	673,691
JPMorgan Chase & Co.	247,440	26,461,234
Pinnacle Financial Partners, Inc.	3,110	206,193
SVB Financial Group (a)	3,777	882,949
Synovus Financial Corp.	9,460	453,512
Texas Capital Bancshares, Inc. (a)	5,310	472,059
Umpqua Holdings Corp.	16,880	351,104
US Bancorp	175,923	9,425,954
Webster Financial Corp.	9,671	543,123
Wells Fargo & Co.	337,061	20,449,491
Wintrust Financial Corp.	1,010	83,194
Zions Bancorporation	14,320	727,886

		91,575,194

Capital Markets - 1.1%
Affiliated Managers Group, Inc.	3,135	643,459
Goldman Sachs Group, Inc. (The)	54,865	13,977,407
Lazard Ltd.-Class A	12,837	673,942
S&P Global, Inc.	48,812	8,268,753
Stifel Financial Corp.	11,091	660,580

		24,224,141

Company	Shares	U.S. $ Value
Consumer Finance - 0.4%
OneMain Holdings, Inc. (a)	9,640	$250,544
Synchrony Financial	262,499	10,135,086

		10,385,630

Insurance - 2.2%
Allstate Corp. (The)	115,918	12,137,774
American Financial Group, Inc./OH	5,942	644,945
American International Group, Inc.	193,512	11,529,445
Everest Re Group Ltd.	23,159	5,124,160
First American Financial Corp.	7,830	438,793
FNF Group	117,114	4,595,553
Hanover Insurance Group, Inc. (The)	2,970	320,998
Old Republic International Corp.	21,670	463,305
Progressive Corp. (The)	216,064	12,168,724
Reinsurance Group of America, Inc.-Class A	5,150	803,040
Selective Insurance Group, Inc.	6,930	406,791
Validus Holdings Ltd.	5,370	251,960

		48,885,488

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	9,900	403,128
Essent Group Ltd. (a)	9,899	429,815

		832,943

		175,903,396

Health Care - 7.2%
Biotechnology - 1.1%
Aimmune Therapeutics, Inc. (a)	7,270	274,951
Avexis, Inc. (a)	2,130	235,727
BeiGene Ltd. (ADR) (a)	2,404	234,919
Biogen, Inc. (a)	38,146	12,152,171
Biohaven Pharmaceutical Holding Co., Ltd. (a)	8,621	232,595
Blueprint Medicines Corp. (a)	4,123	310,915
Clovis Oncology, Inc. (a)	4,610	313,480
Gilead Sciences, Inc.	138,014	9,887,323
Ignyta, Inc. (a)	14,626	390,514
Loxo Oncology, Inc. (a)	3,603	303,301
Neurocrine Biosciences, Inc. (a)	5,710	443,039
Prothena Corp. PLC (a)	4,750	178,078
Sage Therapeutics, Inc. (a)	2,418	398,269
TESARO, Inc. (a)	3,106	257,394
Ultragenyx Pharmaceutical, Inc. (a)	3,190	147,952

		25,760,628

Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	2,311	513,481
Edwards Lifesciences Corp. (a)	71,442	8,052,228
Intuitive Surgical, Inc. (a)	11,578	4,225,275
Medtronic PLC	83,078	6,708,549
Nevro Corp. (a)	6,864	473,891

Company	Shares	U.S. $ Value
Penumbra, Inc. (a)	6,173	$580,879

		20,554,303

Health Care Providers & Services - 2.7%
Aetna, Inc.	93,837	16,927,257
Cigna Corp.	48,380	9,825,494
LifePoint Health, Inc. (a)	9,000	448,200
McKesson Corp.	57,876	9,025,762
Molina Healthcare, Inc. (a)	5,880	450,878
Quest Diagnostics, Inc.	89,033	8,768,860
Teladoc, Inc. (a)	22,440	782,034
UnitedHealth Group, Inc.	64,121	14,136,116
WellCare Health Plans, Inc. (a)	2,250	452,498

		60,817,099

Health Care Technology - 0.4%
Cerner Corp. (a)	119,099	8,026,082

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	10,277	1,152,565

Pharmaceuticals - 2.0%
GW Pharmaceuticals PLC (ADR) (a)	1,689	222,965
Johnson & Johnson	152,452	21,300,593
Medicines Co. (The) (a)	6,000	164,040
Merck & Co., Inc.	127,107	7,152,311
Pfizer, Inc.	262,903	9,522,347
Revance Therapeutics, Inc. (a)	4,859	173,709
Zoetis, Inc.	106,955	7,705,038

		46,241,003

		162,551,680

Consumer Discretionary - 5.6%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	4,373	535,692
Dana, Inc.	18,770	600,828
Lear Corp.	1,645	290,606
Magna International, Inc. (New York)-Class A	167,661	9,501,349
Tenneco, Inc.	4,460	261,088

		11,189,563

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,059	757,546
Chegg, Inc. (a)	28,620	467,078
Grand Canyon Education, Inc. (a)	9,017	807,292
Houghton Mifflin Harcourt Co. (a)	27,982	260,233
Sotheby’s (a)	11,650	601,140

		2,893,289

Hotels, Restaurants & Leisure - 0.5%
Bloomin’ Brands, Inc.	24,470	522,190
Brinker International, Inc.	9,369	363,892
Buffalo Wild Wings, Inc. (a)	2,720	425,272
Hilton Grand Vacations, Inc. (a)	15,788	662,307

Company	Shares	U.S. $ Value
McDonald’s Corp.	44,080	$7,587,050
Norwegian Cruise Line Holdings Ltd. (a)	7,610	405,232
Planet Fitness, Inc. (a)	22,908	793,304
Vail Resorts, Inc.	3,850	818,009

		11,577,256

Household Durables - 0.1%
CalAtlantic Group, Inc.	14,370	810,324
PulteGroup, Inc.	10,730	356,773

		1,167,097

Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (The) (a)	3,412	5,929,169
Wayfair, Inc.-Class A (a)	6,130	492,055

		6,421,224

Media - 1.6%
CBS Corp.-Class B	128,366	7,573,594
Comcast Corp.-Class A	499,746	20,014,827
Scholastic Corp.	7,680	308,045
Walt Disney Co. (The) (b)	70,116	7,538,171

		35,434,637

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,609	564,929

Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	8,892	1,093,983
Caleres, Inc.	9,323	312,134
Five Below, Inc. (a)	10,888	722,092
Floor & Decor Holdings, Inc.-Class A (a)	14,181	690,331
Home Depot, Inc. (The)	112,951	21,407,603
Lithia Motors, Inc.-Class A	5,717	649,394
Michaels Cos., Inc. (The) (a)	23,510	568,707
Ross Stores, Inc.	125,133	10,041,923
Signet Jewelers Ltd.	5,090	287,840
TJX Cos., Inc. (The)	140,498	10,742,477

		46,516,484

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	31,430	397,275
Deckers Outdoor Corp. (a)	4,370	350,693
NIKE, Inc.-Class B	143,807	8,995,128

		9,743,096

		125,507,575

Industrials - 4.9%
Aerospace & Defense - 1.8%
Boeing Co. (The)	45,223	13,336,715
Esterline Technologies Corp. (a)	3,620	270,414
Hexcel Corp.	8,671	536,302
L3 Technologies, Inc.	28,858	5,709,555
Northrop Grumman Corp.	41,734	12,808,582
Raytheon Co.	38,798	7,288,204

Company	Shares	U.S. $ Value
TransDigm Group, Inc.	1,947	$534,685

		40,484,457

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	6,510	381,812
Expeditors International of Washington, Inc.	9,428	609,897

		991,709

Airlines - 0.4%
Delta Air Lines, Inc.	132,431	7,416,136
Hawaiian Holdings, Inc.	6,170	245,874
SkyWest, Inc.	11,960	635,076

		8,297,086

Building Products - 0.1%
AO Smith Corp.	12,700	778,256
Lennox International, Inc.	3,660	762,232

		1,540,488

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	7,000	264,040
Advanced Disposal Services, Inc. (a)	7,191	172,152
Copart, Inc. (a)	16,540	714,363
Steelcase, Inc.-Class A	29,432	447,366

		1,597,921

Construction & Engineering - 0.1%
AECOM (a)	13,082	485,996
Dycom Industries, Inc. (a)	5,240	583,893
Granite Construction, Inc.	6,600	418,638
Quanta Services, Inc. (a)	15,652	612,150
Tutor Perini Corp. (a)	13,030	330,311

		2,430,988

Electrical Equipment - 0.5%
AMETEK, Inc.	8,416	609,907
Eaton Corp. PLC	130,774	10,332,454
EnerSys	7,920	551,470
Regal Beloit Corp.	6,180	473,388

		11,967,219

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	4,151	471,761
Honeywell International, Inc.	94,127	14,435,317

		14,907,078

Machinery - 0.5%
Gardner Denver Holdings, Inc. (a)	23,010	780,729
IDEX Corp.	6,008	792,876
Kennametal, Inc.	13,680	662,249
Lincoln Electric Holdings, Inc.	8,102	741,981
Nordson Corp.	5,940	869,616
Oshkosh Corp.	78,032	7,092,329
SPX FLOW, Inc. (a)	10,850	515,917

Company	Shares	U.S. $ Value
Terex Corp.	10,260	$494,737

		11,950,434

Road & Rail - 0.7%
Genesee & Wyoming, Inc.-Class A (a)	7,191	566,148
Norfolk Southern Corp.	94,777	13,733,187
Ryder System, Inc.	6,870	578,248
Werner Enterprises, Inc.	15,320	592,118

		15,469,701

Trading Companies & Distributors - 0.1%
MRC Global, Inc. (a)	24,880	420,970
SiteOne Landscape Supply, Inc. (a)	8,644	662,995
United Rentals, Inc. (a)	876	150,593
Watsco, Inc.	3,356	570,654

		1,805,212

		111,442,293

Consumer Staples - 3.9%
Beverages - 0.7%
Cott Corp.	25,852	430,694
PepsiCo, Inc.	128,368	15,393,891

		15,824,585

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	58,089	10,811,525
Wal-Mart Stores, Inc.	113,100	11,168,625

		21,980,150

Food Products - 0.5%
Ingredion, Inc.	2,384	333,283
Tyson Foods, Inc.-Class A	136,006	11,026,006

		11,359,289

Household Products - 0.9%
Kimberly-Clark Corp.	53,076	6,404,150
Procter & Gamble Co. (The)	162,061	14,890,165

		21,294,315

Tobacco - 0.8%
Altria Group, Inc.	254,095	18,144,924

		88,603,263

Energy - 2.6%
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (a)	16,580	125,013
Helmerich & Payne, Inc.	4,500	290,880
Oceaneering International, Inc.	17,250	364,665
Oil States International, Inc. (a)	14,500	410,350
RPC, Inc.	24,480	624,975
Schlumberger Ltd. (b)	110,474	7,444,843

		9,260,726

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.2%
Devon Energy Corp.	190,293	$7,878,130
EOG Resources, Inc.	106,400	11,481,624
Exxon Mobil Corp.	122,288	10,228,168
Hess Corp.	133,926	6,357,467
HollyFrontier Corp.	13,170	674,568
Marathon Petroleum Corp.	140,829	9,291,898
Oasis Petroleum, Inc. (a)	41,720	350,865
Parsley Energy, Inc.-Class A (a)	14,236	419,108
PDC Energy, Inc. (a)	6,771	348,977
QEP Resources, Inc. (a)	50,560	483,859
SM Energy Co.	21,990	485,539
SRC Energy, Inc. (a)	46,130	393,489

		48,393,692

		57,654,418

Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp.	10,265	437,392
American Electric Power Co., Inc.	173,799	12,786,392
Edison International	176,041	11,132,833
PNM Resources, Inc.	10,270	415,421
Portland General Electric Co.	9,500	433,010

		25,205,048

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	3,340	268,803

Multi-Utilities - 0.4%
Black Hills Corp.	4,897	294,359
NiSource, Inc.	304,579	7,818,543

		8,112,902

		33,586,753

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Campus Communities, Inc.	7,760	318,393
Crown Castle International Corp.	83,693	9,290,760
Education Realty Trust, Inc.	11,260	393,199
Empire State Realty Trust, Inc.-Class A	21,584	443,119
Gramercy Property Trust	20,498	546,477
Mid-America Apartment Communities, Inc.	109,927	11,054,259
STAG Industrial, Inc.	16,540	452,038

		22,498,245

Materials - 0.7%
Chemicals - 0.6%
DowDuPont, Inc.	167,190	11,907,272
Ingevity Corp. (a)	2,552	179,839
Orion Engineered Carbons SA	5,960	152,576
PolyOne Corp.	15,124	657,894
Trinseo SA	8,080	586,608

		13,484,189

Company	Shares	U.S. $ Value
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,582	$570,725

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	35,720	551,874

Metals & Mining - 0.1%
Alcoa Corp. (a)	13,510	727,784

		15,334,572

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	34,460	350,458

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	85,765	5,446,935

		5,797,393

Total Common Stocks (cost $782,619,420)		1,087,269,965

INVESTMENT COMPANIES - 38.2%
Funds and Investment Trusts - 38.2% (c)
AB All Market Real Return Portfolio-Class Z (d)	17,269,994	153,875,643
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z (d)	7,223,954	92,611,088
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z (d)	23,194,053	296,883,876
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z (d)	3,687,356	43,658,294
iShares Core MSCI Emerging Markets ETF	176,075	10,018,668
Sanford C Bernstein Fund, Inc.-AB International Portfolio-Class Z (d)	9,196,553	166,917,435
Sanford C. Bernstein Fund, Inc.-AB Emerging Markets Portfolio-Class Z (d)	1,297,555	42,209,480
SPDR S&P 500 ETF Trust	203,721	54,364,986

Total Investment Companies (cost $724,492,672)		860,539,470

SHORT-TERM INVESTMENTS - 13.3%
Investment Companies - 12.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.12% (c)(d)(e) (cost $291,654,764)	291,654,764	291,654,764

	Principal Amount (000)
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill
Zero Coupon, 1/04/18 (f)	$4,000	3,999,651
Zero Coupon, 3/29/18	4,000	3,986,215

Total U.S. Treasury Bills (cost $7,985,866)		7,985,866

U.S. $ Value
Total Investments - 99.7% (cost $1,806,752,722) (g)	$2,247,450,065
Other assets less liabilities - 0.3%	6,278,421

Net Assets - 100.0%	$2,253,728,486

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	246	March 2018	CAD	24,600	$26,599,055	$26,376,993	$(222,062)
Euro Buxl 30 Yr Bond Futures	13	March 2018	EUR	1,300	2,598,649	2,555,895	(42,754)
Euro STOXX 50 Index Futures	2,376	March 2018	EUR	24	102,259,396	99,579,909	(2,679,487)
Euro-BOBL Futures	39	March 2018	EUR	3,900	6,190,907	6,158,574	(32,333)
Euro-Bund Futures	26	March 2018	EUR	2,600	5,102,150	5,043,783	(58,367)
FTSE 100 Index Futures	864	March 2018	GBP	9	86,846,105	89,099,584	2,253,479
Russell 2000 E Mini Futures	113	March 2018	USD	6	8,546,462	8,681,225	134,763
S&P 500 E-Mini Futures	157	March 2018	USD	8	20,660,614	21,006,600	345,986
S&P Mid 400 E-Mini Futures	36	March 2018	USD	4	6,753,907	6,848,640	94,733
SPI 200 Futures	510	March 2018	AUD	13	59,909,043	59,888,112	(20,931)
TOPIX Index Futures	1,233	March 2018	JPY	12,330	194,340,171	198,833,903	4,493,732
Sold Contracts
10 Yr Australian Bond Futures	84	March 2018	AUD	8,400	8,538,023	8,465,143	72,880
Long Gilt Futures	228	March 2018	GBP	22,800	38,241,992	38,528,552	(286,560)
S&P TSX 60 Index Futures	514	March 2018	CAD	103	77,015,622	78,298,107	(1,282,485)
U.S. T-Note 10 Yr (CBT) Futures	244	March 2018	USD	24,400	30,329,589	30,267,437	62,152
U.S. Ultra Bond (CBT) Futures	62	March 2018	USD	6,200	10,351,350	10,394,688	(43,338)

							$2,789,408

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	80,071	USD	62,815	2/14/18	$(924,328)
Bank of America, NA	JPY	5,022,792	USD	44,761	2/14/18	96,052
Bank of America, NA	USD	78,174	JPY	8,842,111	2/14/18	454,182
Bank of America, NA	USD	86,944	JPY	9,708,126	2/14/18	(615,332)
Barclays Bank PLC	CHF	28,599	USD	28,922	2/14/18	(510,842)
Barclays Bank PLC	USD	3,743	NOK	30,726	2/14/18	3,220
BNP Paribas SA	CAD	50,824	USD	39,487	2/14/18	(969,956)
BNP Paribas SA	CHF	1,730	USD	1,766	2/14/18	(14,269)
BNP Paribas SA	USD	55,803	CAD	69,770	2/14/18	(263,992)
Citibank, NA	SEK	15,028	USD	1,801	2/14/18	(35,305)
Credit Suisse International	CHF	17,284	USD	17,772	2/14/18	(15,754)
Credit Suisse International	EUR	40,975	USD	48,276	2/14/18	(1,006,609)
Credit Suisse International	GBP	60,760	USD	81,140	2/14/18	(1,004,819)
Credit Suisse International	JPY	5,022,792	USD	44,816	2/14/18	151,721
Credit Suisse International	USD	107,096	GBP	81,088	2/14/18	2,532,528
Credit Suisse International	USD	20,366	NOK	169,966	2/14/18	358,854
Deutsche Bank AG	SEK	131,764	USD	15,853	2/14/18	(250,033)
Deutsche Bank AG	USD	9,999	CHF	9,863	2/14/18	151,419
Goldman Sachs Bank USA	USD	49,537	JPY	5,596,411	2/14/18	228,306
HSBC Bank USA	EUR	4,690	USD	5,582	2/14/18	(59,171)
HSBC Bank USA	GBP	46,081	USD	61,047	2/14/18	(1,253,119)
JPMorgan Chase Bank, NA	AUD	50,247	USD	39,069	2/14/18	(135,987)
JPMorgan Chase Bank, NA	GBP	1,955	USD	2,587	2/14/18	(55,409)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	NOK	30,725	USD	3,879	2/14/18	$132,027
Royal Bank of Scotland PLC	EUR	4,690	USD	5,583	2/14/18	(58,829)
Royal Bank of Scotland PLC	USD	30,739	JPY	3,479,634	2/14/18	203,526
State Street Bank & Trust Co.	SEK	15,028	USD	1,794	2/14/18	(42,471)

						$(2,904,390)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $461,762,226 and gross unrealized depreciation of investments was $(21,179,865), resulting in net unrealized appreciation of $440,582,361.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,087,269,965		$	– 0	–	$	– 0	–	$1,087,269,965
Investment Companies	860,539,470			– 0	–		– 0	–	860,539,470
Short-Term Investments:
Investment Companies	291,654,764			– 0	–		– 0	–	291,654,764
U.S. Treasury Bills	– 0	–		7,985,866			– 0	–	7,985,866

Total Investments in Securities	2,239,464,199			7,985,866			– 0	–	2,247,450,065
Other Financial Instruments (b):
Assets:
Futures	710,514			6,747,211			– 0	–	7,457,725
Forward Currency Exchange Contracts	– 0	–		4,311,835			– 0	–	4,311,835
Liabilities:
Futures	(1,967,899)			(2,700,418)			– 0	–	(4,668,317)
Forward Currency Exchange Contracts	– 0	–		(7,216,225)			– 0	–	(7,216,225)

Total (c)	$2,238,206,814			$9,128,269		$	– 0	–	$2,247,335,083

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

										Distributions
Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/17 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$192,576	$5,256	$47,949		$2,592		$1,401		$153,876	$5,256		$	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	307,808	121,791	137,944		– 0	–	– 0	–	291,655	– 0	–		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	42,408	2,612	– 0	–			(1,362)		43,658	2,612
Bernstein Fund, Inc. - International Strategic Equities Portfolio	286,771	8,416	– 0	–	– 0	–	1,697		296,884	8,416			– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	88,432	3,375	– 0	–	– 0	–	804		92,611	3,375			– 0	–
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio	40,261	434	– 0	–	– 0	–	1,514		42,209	434			– 0	–
Sanford C Bernstein Fund, Inc. - AB International Portfolio	161,987	2,262	– 0	–	– 0	–	2,668		166,917	2,262			– 0	–

Total	$1,120,243	$144,146	$185,893		$2,592		$6,722		$1,087,810	$22,355		$	– 0	–

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 22.0%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,372	$1,355,776

Japan - 1.0%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	767,650	7,242,171
Series 22
0.10%, 3/10/27		633,831	5,985,547

			13,227,718

New Zealand - 0.1%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (c)	NZD	975	722,003

United States - 20.8%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (d)(e)		26,591	26,524,199
0.125%, 4/15/20 (d)		30,406	30,339,675
0.125%, 4/15/21-7/15/26		61,809	61,296,081
0.25%, 1/15/25		8,641	8,560,882
0.375%, 7/15/23-7/15/27		41,388	41,518,160
0.625%, 7/15/21-1/15/26		46,856	47,651,542
1.375%, 1/15/20		15,032	15,419,422
1.75%, 1/15/28		2,531	2,844,358
2.00%, 1/15/26		7,426	8,349,305
2.375%, 1/15/25-1/15/27		23,023	26,790,216

			269,293,840

Total Inflation-Linked Securities (cost $285,654,006)			284,599,337

Company	Shares
INVESTMENT COMPANIES - 17.3%
Funds and Investment Trusts - 17.3% (a)
AB Pooling Portfolio - AB All Market Real Return Portfolio - Class Z (b)		4,910,542	43,752,932
iShares Core MSCI EAFE ETF		397,000	26,237,730
SPDR S&P 500 ETF Trust		549,482	146,634,767
SPDR S&P MidCap 400 ETF Trust		20,279	7,004,569

Total Investment Companies (cost $189,655,169)			223,629,998

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 13.9%
Australia - 0.3%
Australia Government Bond
Series 128
5.75%, 7/15/22 (c)	AUD	2,805	2,512,143
Series 142
4.25%, 4/21/26 (c)	U.S.$	2,010	1,763,306

			4,275,449

	Principal Amount (000)		U.S. $ Value
Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (c)	EUR	1,489	$2,070,082
Series 81
0.80%, 6/22/27 (c)		2,425	2,956,567

			5,026,649

Canada - 0.3%
Canadian Government Bond
1.00%, 6/01/27	CAD	4,675	3,388,166

France - 0.4%
French Republic Government Bond OAT
2.50%, 5/25/30 (c)	EUR	3,015	4,275,794
3.50%, 4/25/26 (c)		823	1,240,783

			5,516,577

Germany - 0.5%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 8/15/24 (c)		48	61,422
2.50%, 7/04/44-8/15/46 (c)		4,132	6,459,799

			6,521,221

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (c)		1,772	2,183,496

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		3,141	3,882,392
3.45%, 3/01/48 (c)		520	646,402
3.75%, 3/01/21-5/01/21		4,182	5,582,804
4.00%, 9/01/20		111	146,990
4.50%, 5/01/23		550	781,170
5.50%, 11/01/22		2,390	3,509,475

			14,549,233

Japan - 1.5%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	414,550	3,713,897
Series 347
0.10%, 6/20/27		413,350	3,694,452
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	449,237
Series 36
2.00%, 3/20/42		35,600	408,571

	Principal Amount (000)		U.S. $ Value
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	U.S.$	208,100	$2,263,936
Series 128
1.90%, 6/20/31		169,750	1,842,098
Series 143
1.60%, 3/20/33		176,850	1,868,858
Series 150
1.40%, 9/20/34		387,400	3,996,125
Series 158
0.50%, 9/20/36		58,200	516,328

			18,753,502

Mexico - 0.8%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	43,880	1,969,051
6.50%, 6/10/21		15,167	743,419
7.75%, 11/13/42		7,643	384,128
8.00%, 6/11/20		68,325	3,498,225
Series M 20
10.00%, 12/05/24		62,934	3,597,225

			10,192,048

New Zealand - 0.2%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (c)		3,759	3,092,775

Poland - 0.3%
Republic of Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	3,685	1,192,651
Series 1023
4.00%, 10/25/23		9,900	3,031,929

			4,224,580

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	48,155	826,687

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	287,649

Spain - 0.2%
Spain Government Bond
2.90%, 10/31/46 (c)	EUR	986	1,196,657
4.70%, 7/30/41 (c)		560	920,578

			2,117,235

United Kingdom - 0.6%
United Kingdom Gilt
1.50%, 7/22/26 (c)	GBP	1,685	2,350,216
2.00%, 9/07/25 (c)		761	1,103,035

	Principal Amount (000)		U.S. $ Value
4.25%, 6/07/32-3/07/36 (c)	GBP	2,192	$4,077,860

			7,531,111

United States - 7.0%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	331	298,624
2.50%, 2/15/45-5/15/46		929	885,277
2.875%, 11/15/46		4,452	4,567,781
3.00%, 11/15/44		1,101	1,156,318
3.00%, 11/15/45 (d)(e)		3,745	3,932,835
3.125%, 8/15/44		3,269	3,512,616
3.625%, 8/15/43		2,873	3,352,863
4.50%, 2/15/36		1,933	2,488,436
4.625%, 2/15/40		239	317,795
6.125%, 11/15/27		1,136	1,505,555
6.25%, 5/15/30		2,004	2,817,607
U.S. Treasury Notes
0.875%, 3/31/18		8,474	8,462,084
1.125%, 2/28/19-12/31/19		20,088	19,855,028
1.25%, 1/31/20		2,181	2,152,034
1.625%, 8/31/22-5/15/26		5,985	5,785,585
1.75%, 11/30/21		3,645	3,594,312
1.875%, 7/31/22 (e)		6,574	6,484,634
2.00%, 11/15/26		1,615	1,563,017
2.125%, 12/31/22		3,945	3,928,973
2.25%, 2/15/27-8/15/27		5,597	5,519,583
2.375%, 8/15/24		7,828	7,853,284
2.75%, 2/15/24		356	365,448

			90,399,689

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (c)	UYU	8,095	279,368
9.875%, 6/20/22 (c)		6,243	229,460

			508,828

Total Governments - Treasuries (cost $176,302,666)			179,394,895

CORPORATES - INVESTMENT GRADE - 10.3%
Financial Institutions - 5.3%
Banking - 4.4%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)	U.S.$	395	419,522
American Express Credit Corp.
0.625%, 11/22/21	EUR	445	541,413
Banco Santander SA
3.50%, 4/11/22	U.S.$	1,400	1,427,048
Bank of America Corp.
2.375%, 6/19/24 (c)	EUR	580	763,681
2.881%, 4/24/23	U.S.$	905	906,629
3.824%, 1/20/28		2,100	2,172,219
4.00%, 1/22/25		105	109,108
4.20%, 8/26/24		320	337,328

	Principal Amount (000)		U.S. $ Value
Series G
3.593%, 7/21/28	U.S.$	735	$747,363
Barclays PLC
3.684%, 1/10/23		745	756,227
BNP Paribas SA
3.80%, 1/10/24 (c)		316	326,728
Series E
2.25%, 1/11/27 (c)		474	598,752
BPCE SA
5.15%, 7/21/24 (c)		295	319,780
5.70%, 10/22/23 (c)		1,106	1,226,289
Capital One Financial Corp.
3.30%, 10/30/24		1,378	1,373,067
Citigroup, Inc.
1.375%, 10/27/21 (c)	EUR	344	430,216
3.668%, 7/24/28		1,745	1,767,859
3.875%, 3/26/25		200	204,636
Compass Bank
2.875%, 6/29/22		1,175	1,163,755
5.50%, 4/01/20		549	577,498
Cooperatieve Rabobank UA
3.95%, 11/09/22		285	297,121
4.375%, 8/04/25		1,197	1,264,774
Credit Agricole SA/London
3.375%, 1/10/22 (c)		738	749,159
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		390	391,763
3.80%, 6/09/23		810	834,858
Fifth Third Bancorp
2.30%, 3/01/19		646	646,576
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (c)		601	766,474
3.75%, 5/22/25	U.S.$	246	253,380
3.85%, 1/26/27		281	288,508
5.75%, 1/24/22		2,629	2,913,327
HSBC Holdings PLC
4.00%, 3/30/22		1,730	1,808,369
4.041%, 3/13/28		2,294	2,388,787
6.00%, 9/29/23 (c)(f)	EUR	650	911,705
Intesa Sanpaolo SpA
3.125%, 7/14/22 (c)	U.S.$	905	898,466
JPMorgan Chase & Co.
1.375%, 9/16/21 (c)	EUR	424	530,296
2.295%, 8/15/21	U.S.$	127	125,795
3.22%, 3/01/25		1,235	1,243,336
3.54%, 5/01/28		545	553,229
3.782%, 2/01/28		1,163	1,203,891
Series X
6.10%, 10/01/24 (f)		430	471,009
Lloyds Banking Group PLC
4.582%, 12/10/25		473	496,797
4.65%, 3/24/26		531	560,810
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		230	238,223
Mizuho Bank Ltd.
2.45%, 4/16/19 (c)		565	565,915

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
3.591%, 7/22/28	U.S.$	1,185	$1,195,914
5.625%, 9/23/19		1,129	1,189,853
Series G
1.375%, 10/27/26	EUR	1,428	1,715,252
1.75%, 3/11/24	U.S.$	600	756,431
3.70%, 10/23/24		1,075	1,110,496
Nationwide Building Society
4.00%, 9/14/26 (c)		1,615	1,634,945
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (c)(f)	GBP	85	122,667
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)		1,983	2,029,343
Santander Issuances SAU
3.25%, 4/04/26 (c)		600	791,951
5.179%, 11/19/25	U.S.$	400	432,564
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,353	1,351,403
Santander UK PLC
5.00%, 11/07/23 (c)		610	653,389
Standard Chartered PLC
5.70%, 1/25/22 (c)		325	350,669
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		477	475,641
3.00%, 1/18/23		384	384,941
UBS AG/Stamford CT
7.625%, 8/17/22		280	327,995
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		1,125	1,180,698
UniCredit SpA
3.75%, 4/12/22 (c)		502	510,534
US Bancorp
Series J
5.30%, 4/15/27 (f)		833	900,448
Wells Fargo & Co.
3.069%, 1/24/23		953	961,472
4.125%, 8/15/23		1,680	1,770,603
Series E
2.625%, 8/16/22 (c)	EUR	211	278,645

			56,697,540

Finance - 0.1%
Synchrony Financial
3.95%, 12/01/27	U.S.$	1,986	1,977,599

Insurance - 0.6%
Allianz SE
3.099%, 7/06/47 (c)	EUR	100	131,274
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (c)	U.S.$	380	399,372
Assicurazioni Generali SpA
Series E
7.75%, 12/12/42 (c)	EUR	300	464,342

	Principal Amount (000)		U.S. $ Value
Aviva PLC
Series E
3.375%, 12/04/45 (c)	EUR	238	$309,974
6.125%, 7/05/43 (c)		665	991,391
CNP Assurances
4.50%, 6/10/47 (c)		300	426,237
Groupama SA
6.00%, 1/23/27	U.S.$	300	453,845
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)		513	561,756
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (c)	EUR	245	304,225
MetLife, Inc.
4.75%, 2/08/21	U.S.$	1,110	1,185,869
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		460	783,499
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (c)		655	656,728
XLIT Ltd.
3.25%, 6/29/47		398	482,067

			7,150,579

REITS - 0.2%
American Tower Corp.
3.50%, 1/31/23		525	535,820
Brixmor Operating Partnership LP
3.85%, 2/01/25		271	270,881
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	25,444
Trust F/1401
5.25%, 1/30/26 (c)		760	802,749
Welltower, Inc.
4.00%, 6/01/25		1,231	1,273,445

			2,908,339

			68,734,057

Industrial - 4.9%
Basic - 0.5%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		600	609,930
Braskem Finance Ltd.
6.45%, 2/03/24		570	635,549
Braskem Netherlands Finance BV
3.50%, 1/10/23 (c)		289	284,122
Eastman Chemical Co.
3.80%, 3/15/25		276	287,305
Equate Petrochemical BV
3.00%, 3/03/22 (c)		625	616,406
Glencore Funding LLC
4.00%, 3/27/27 (c)		206	206,768
4.125%, 5/30/23 (c)		321	332,399
4.625%, 4/29/24 (c)		154	162,907

	Principal Amount (000)		U.S. $ Value
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (c)	U.S.$	210	$224,700
LyondellBasell Industries NV
5.00%, 4/15/19		297	304,853
5.75%, 4/15/24		685	779,660
Mosaic Co. (The)
5.625%, 11/15/43		183	198,090
Vale Overseas Ltd.
5.875%, 6/10/21		131	142,975
6.875%, 11/21/36		645	788,834
Yamana Gold, Inc.
4.95%, 7/15/24		725	756,588

			6,331,086

Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	777,562
General Electric Co.
Series D
5.00%, 1/21/21 (f)		238	245,742
Holcim Finance Luxembourg SA
Series E
2.25%, 5/26/28 (c)	EUR	675	860,978

			1,884,282

Communications - Media - 0.5%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	145	146,860
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	325,712
4.908%, 7/23/25		615	653,247
Cox Communications, Inc.
2.95%, 6/30/23 (c)		402	395,721
Myriad International Holdings BV
4.85%, 7/06/27 (c)		369	382,074
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (c)		799	797,482
Time Warner Cable LLC
4.50%, 9/15/42		749	699,858
Time Warner, Inc.
3.55%, 6/01/24		685	695,268
3.60%, 7/15/25		1,100	1,101,496
4.75%, 3/29/21		1,000	1,064,820

			6,262,538

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.40%, 8/14/24-5/15/25		1,568	1,552,694
3.60%, 2/17/23		69	70,664
3.80%, 3/15/22		157	162,300
3.90%, 8/14/27		280	281,571
3.95%, 1/15/25		181	185,261
4.125%, 2/17/26		2,162	2,207,812
4.90%, 8/14/37		445	450,220

	Principal Amount (000)		U.S. $ Value
5.15%, 2/14/50	U.S.$	575	$579,928
British Telecommunications PLC
9.125%, 12/15/30		305	455,032
Verizon Communications, Inc.
3.50%, 11/01/24		760	773,293
5.50%, 3/16/47		360	410,105

			7,128,880

Consumer Cyclical - Automotive - 0.5%
Ford Motor Co.
4.346%, 12/08/26		434	453,365
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	937,562
3.664%, 9/08/24		483	488,371
3.81%, 1/09/24		219	223,954
4.134%, 8/04/25		577	596,589
5.875%, 8/02/21		1,260	1,384,223
General Motors Co.
3.50%, 10/02/18		580	585,551
4.20%, 10/01/27		220	228,008
General Motors Financial Co., Inc.
3.10%, 1/15/19		675	679,718
3.25%, 5/15/18		51	51,200
3.70%, 5/09/23		116	118,325
4.00%, 1/15/25		335	344,926
5.25%, 3/01/26		152	166,884

			6,258,676

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	1,190	1,492,372
Consumer Non-Cyclical - 0.6%
AbbVie, Inc.
1.375%, 5/17/24		209	256,295
Baxalta, Inc.
3.60%, 6/23/22	U.S.$	220	225,119
Bayer US Finance LLC
3.375%, 10/08/24 (c)		251	255,327
Becton Dickinson and Co.
3.734%, 12/15/24		159	162,533
Biogen, Inc.
4.05%, 9/15/25		663	702,057
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	9,754
Coca-Cola Icecek AS
4.215%, 9/19/24 (c)		248	251,978
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	249,817
3.60%, 2/01/25		113	115,144
McKesson Corp.
0.625%, 8/17/21	EUR	360	435,289
Medtronic, Inc.
3.50%, 3/15/25	U.S.$	790	820,842
Mylan NV
3.125%, 11/22/28 (c)		446	564,565
Philip Morris International, Inc.
0.625%, 11/08/24		640	755,287

	Principal Amount (000)		U.S. $ Value
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	500	$533,165
5.85%, 8/15/45		188	234,547
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		207	209,070
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,175	964,969
Tyson Foods, Inc.
3.95%, 8/15/24		760	798,441

			7,544,199

Energy - 0.8%
Cenovus Energy, Inc.
3.00%, 8/15/22		54	53,632
5.70%, 10/15/19		220	231,327
Encana Corp.
3.90%, 11/15/21		410	421,279
Energy Transfer LP
3.60%, 2/01/23		55	55,107
4.65%, 6/01/21		175	183,647
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	201,478
EnLink Midstream Partners LP
4.15%, 6/01/25		515	518,512
5.05%, 4/01/45		527	522,658
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,357,837
Hess Corp.
4.30%, 4/01/27		1,055	1,054,641
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	262,974
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		169	179,667
5.05%, 2/15/46		275	284,540
Noble Energy, Inc.
3.90%, 11/15/24		560	578,480
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,242	1,209,373
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	642,517
Schlumberger Norge AS
4.20%, 1/15/21 (c)		310	324,257
Spectra Energy Partners LP
3.50%, 3/15/25		795	799,786
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (c)		363	363,908
Williams Partners LP
3.90%, 1/15/25		245	250,429
4.125%, 11/15/20		875	905,826

			10,401,875

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (c)	U.S.$	725	$766,688
Services - 0.2%
Expedia, Inc.
3.80%, 2/15/28		1,395	1,347,997
S&P Global, Inc.
4.40%, 2/15/26		1,250	1,350,013

			2,698,010

Technology - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		420	417,778
3.875%, 1/15/27 (c)		773	762,587
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (c)		176	183,320
5.45%, 6/15/23 (c)		1,140	1,230,653
6.02%, 6/15/26 (c)		314	346,050
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	314	376,248
5.00%, 10/15/25	U.S.$	2	2,212
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (c)		960	952,762
4.90%, 10/15/25		800	842,816
HP, Inc.
3.75%, 12/01/20		317	326,187
4.375%, 9/15/21		72	75,861
KLA-Tencor Corp.
4.65%, 11/01/24		1,340	1,453,471
Lam Research Corp.
2.80%, 6/15/21		405	407,268
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		539	531,787
4.875%, 3/01/24 (c)		682	684,073
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		294	297,293
VMware, Inc.
2.95%, 8/21/22		670	668,432
Western Digital Corp.
7.375%, 4/01/23 (c)		1,059	1,142,936

			10,701,734

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		1,245	1,269,900
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (c)		695	707,672

			1,977,572

			63,447,912

Utility - 0.1%
Electric - 0.1%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		249	333,936

	Principal Amount (000)		U.S. $ Value
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)	U.S.$	776	$826,440
Monongahela Power Co.
4.10%, 4/15/24 (c)		305	322,608

			1,482,984

Total Corporates - Investment Grade (cost $129,685,235)			133,664,953

MORTGAGE PASS-THROUGHS - 7.3%
Agency Fixed Rate 30-Year - 6.8%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46		1,624	1,711,929
Series 2017
4.00%, 7/01/44		1,269	1,337,221
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		2,627	2,632,644
3.50%, 1/01/48		33,726	34,640,292
4.00%, 12/01/40-1/01/48		28,783	30,128,291
4.50%, 1/01/48		8,055	8,569,764
5.50%, 8/01/37-9/01/41		1,365	1,519,587
Government National Mortgage Association
3.00%, 4/20/46-5/20/46		1,246	1,259,275
3.50%, 1/01/48		5,968	6,172,218

			87,971,221

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
2.50%, 3/01/28-2/01/32		3,702	3,702,078
Series 2016
2.50%, 12/01/31		1,804	1,802,855

			5,504,933

Other Agency Fixed Rate Programs - 0.1%
Federal National Mortgage Association
4.50%, 8/01/23-1/01/31		835	888,199

Total Mortgage Pass-Throughs (cost $94,520,330)			94,364,353

ASSET-BACKED SECURITIES - 3.9%
Autos - Fixed Rate - 1.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		354	353,229
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,390,022
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		395	394,605
Series 2017-3, Class A2A
1.69%, 12/18/20		360	359,072
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		1,335	1,343,961

	Principal Amount (000)		U.S. $ Value
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)	U.S.$	294	$294,236
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		650	647,672
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		396	396,154
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)		236	235,390
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (c)		260	259,538
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		59	58,578
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		390	408,168
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		172	172,222
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		380	380,121
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		940	939,703
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		80	79,394
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		330	357,499
Series 2016-4, Class A2
1.96%, 2/16/21 (c)		340	338,123
Series 2016-4, Class D
3.89%, 11/15/22 (c)		435	436,265
Series 2017-2, Class A
1.85%, 7/15/21 (c)		514	513,201
Series 2017-3, Class A
1.88%, 10/15/21 (c)		435	433,966
Series 2017-4, Class A
2.07%, 4/15/22 (c)		180	179,571
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		408	408,751
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (c)		1,500	1,503,049
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	812,248
Series 2016-1, Class A1

	Principal Amount (000)		U.S. $ Value
1.76%, 2/15/21	U.S.$	649	$646,858
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,084,438
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		369	368,579
Series 2015-3, Class A3
1.69%, 3/20/19		648	647,839
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		651	650,270
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		240	240,003
Series 2015-2, Class A3
1.30%, 3/16/20		382	381,518
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (c)		1,975	1,980,776
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		131	130,658
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		643	641,664
Series 2015-3A, Class A
2.67%, 9/25/21 (c)		725	717,698
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		884	881,026
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		493	491,216
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		27	26,544
Santander Drive Auto Receivables Trust
Series 2016-3, Class A2
1.34%, 11/15/19		123	123,352
Series 2017-3, Class A2
1.67%, 6/15/20		346	345,363
Westlake Automobile Receivables Trust
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		99	99,131

			22,151,671

Other ABS - Fixed Rate - 0.9%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		27	27,463
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (c)(g)		12	12,103
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (c)(g)		1,105	1,103,245

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	1,280	$1,279,198
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,140,543
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)(g)		98	97,893
Series 2017-1A, Class A
2.827%, 3/15/24 (c)(g)		339	339,498
Series 2017-2A, Class A
2.39%, 7/15/24 (c)(g)		590	590,024
Series 2017-3A, Class A
2.36%, 12/15/24 (c)(g)		436	435,862
Series 2017-3A, Class B
3.01%, 12/15/24 (c)(g)		332	330,949
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (c)(g)		330	330,770
SBA Tower Trust
3.156%, 10/08/20 (c)(g)		538	542,034
Series 2014-1A, Class C
2.898%, 10/15/44 (c)(g)		396	396,952
Series 2014-2A, Class C
3.869%, 10/15/49 (c)(g)		774	780,718
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)(g)		300	301,338
Series 2016-3, Class A
3.05%, 12/26/25 (c)(g)		395	397,009
Series 2017-2, Class A
3.28%, 2/25/26 (c)(g)		1,141	1,151,397
Series 2017-5, Class A2
2.78%, 9/25/26 (c)(g)		940	928,910
Series 2017-6, Class A2
2.82%, 11/25/26 (c)(g)		1,125	1,118,426
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (c)		648	647,479

			11,951,811

Credit Cards - Fixed Rate - 0.8%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,597	1,595,698
Series 2015-2, Class A
1.56%, 3/15/21		658	657,479
Series 2015-4, Class A
1.72%, 8/16/21		643	642,050
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		713	712,298
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,666,145
Series 2015-3, Class A

	Principal Amount (000)		U.S. $ Value
1.74%, 9/15/21	U.S.$	941	$939,813
Series 2016-1, Class A
2.04%, 3/15/22		626	625,709
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,455,606
Series 2016-B, Class A
1.44%, 6/15/22		607	605,231
Series 2017-B, Class A
1.98%, 6/15/23		570	567,779

			9,467,808

Credit Cards - Floating Rate - 0.3%
American Express Issuance Trust II
Series 2013-1, Class A
1.757% (LIBOR 1 Month + 0.28%), 2/15/19 (h)		1,570	1,570,874
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.827% (LIBOR 1 Month + 0.35%), 8/17/20 (h)		1,335	1,335,626
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.957% (LIBOR 1 Month + 0.48%), 2/15/22 (h)		1,132	1,132,903

			4,039,403

Autos - Floating Rate - 0.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.977% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(h)		1,278	1,280,633
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.047% (LIBOR 1 Month + 0.57%), 1/15/22 (h)		210	211,414
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
2.001% (LIBOR 1 Month + 0.50%), 1/20/20 (h)		1,296	1,296,296

			2,788,343

Total Asset-Backed Securities (cost $50,379,216)			50,399,036

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Risk Share Floating Rate - 2.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.052% (LIBOR 1 Month + 6.50%), 4/25/26 (h)(i)		345	352,552
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
6.102% (LIBOR 1 Month + 4.55%), 10/25/24 (h)		1,106	1,220,739
Series 2014-HQ3, Class M3
6.302% (LIBOR 1 Month + 4.75%), 10/25/24 (h)		950	1,050,768
Series 2015-DNA1, Class M2

	Principal Amount (000)		U.S. $ Value
3.402% (LIBOR 1 Month + 1.85%), 10/25/27 (h)	U.S.$	360	$367,480
Series 2015-DNA1, Class M3
4.852% (LIBOR 1 Month + 3.30%), 10/25/27 (h)		520	582,990
Series 2015-DNA2, Class M2
4.152% (LIBOR 1 Month + 2.60%), 12/25/27 (h)		1,316	1,342,116
Series 2015-DNA3, Class M3
6.252% (LIBOR 1 Month + 4.70%), 4/25/28 (h)		834	984,831
Series 2015-HQ1, Class M2
3.752% (LIBOR 1 Month + 2.20%), 3/25/25 (h)		200	201,097
Series 2015-HQA1, Class M2
4.202% (LIBOR 1 Month + 2.65%), 3/25/28 (h)		1,131	1,152,941
Series 2015-HQA2, Class M3
6.352% (LIBOR 1 Month + 4.80%), 5/25/28 (h)		539	628,709
Series 2016-DNA1, Class M2
4.452% (LIBOR 1 Month + 2.90%), 7/25/28 (h)		415	426,421
Series 2016-DNA1, Class M3
7.102% (LIBOR 1 Month + 5.55%), 7/25/28 (h)		318	384,528
Series 2016-DNA2, Class M3
6.202% (LIBOR 1 Month + 4.65%), 10/25/28 (h)		342	392,762
Series 2016-DNA3, Class M2
3.552% (LIBOR 1 Month + 2.00%), 12/25/28 (h)		309	314,398
Series 2016-DNA4, Class M2
2.852% (LIBOR 1 Month + 1.30%), 3/25/29 (h)		300	303,423
Series 2016-HQA1, Class M3
7.902% (LIBOR 1 Month + 6.35%), 9/25/28 (h)		386	472,440
Series 2017-DNA2, Class M2
5.002% (LIBOR 1 Month + 3.45%), 10/25/29 (h)		434	470,356
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
2.502% (LIBOR 1 Month + 0.95%), 5/25/24 (h)		144	144,564
Series 2014-C04, Class 1M2
6.452% (LIBOR 1 Month + 4.90%), 11/25/24 (h)		1,275	1,454,550
Series 2014-C04, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 11/25/24 (h)		1,003	1,134,974
Series 2015-C01, Class 1M2
5.852% (LIBOR 1 Month + 4.30%), 2/25/25 (h)		1,333	1,451,817
Series 2015-C01, Class 2M2
6.102% (LIBOR 1 Month + 4.55%), 2/25/25 (h)		800	854,778
Series 2015-C02, Class 1M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (h)		1,067	1,159,419

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 2M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (h)	U.S.$	1,506	$1,600,129
Series 2015-C03, Class 1M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		1,405	1,585,442
Series 2015-C03, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		1,580	1,739,000
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (h)		978	1,124,910
Series 2015-C04, Class 2M2
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (h)		767	860,691
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (h)		1,355	1,613,585
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (h)		857	1,013,291
Series 2016-C02, Class 1M2
7.552% (LIBOR 1 Month + 6.00%), 9/25/28 (h)		1,393	1,653,495
Series 2016-C03, Class 1M1
3.552% (LIBOR 1 Month + 2.00%), 10/25/28 (h)		70	70,995
Series 2016-C03, Class 1M2
6.852% (LIBOR 1 Month + 5.30%), 10/25/28 (h)		134	156,275
Series 2016-C03, Class 2M1
3.752% (LIBOR 1 Month + 2.20%), 10/25/28 (h)		88	88,208
Series 2016-C03, Class 2M2
7.452% (LIBOR 1 Month + 5.90%), 10/25/28 (h)		1,157	1,338,904
Series 2016-C04, Class 1M2
5.802% (LIBOR 1 Month + 4.25%), 1/25/29 (h)		331	371,641
Series 2016-C05, Class 2M2
6.002% (LIBOR 1 Month + 4.45%), 1/25/29 (h)		453	504,228
Series 2016-C07, Class 2M2
5.902% (LIBOR 1 Month + 4.35%), 5/25/29 (h)		275	304,474
Series 2017-C02, Class 2M2
5.202% (LIBOR 1 Month + 3.65%), 9/25/29 (h)		276	297,387
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/24 (h)(i)		97	105,158
Series 2015-CH1, Class M1
3.552% (LIBOR 1 Month + 2.00%), 10/25/25 (h)(i)		195	197,394
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.802% (LIBOR 1 Month + 5.25%), 11/25/25 (h)(i)		509	576,054
Series 2015-WF1, Class 2M2

	Principal Amount (000)		U.S. $ Value
7.052% (LIBOR 1 Month + 5.50%), 11/25/25 (h)(i)	U.S.$	144	$169,949

			32,219,863

Agency Floating Rate - 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.723% (6.20% - LIBOR 1 Month), 10/15/42 (h)(j)		1,172	236,744
Series 4693, Class SL
4.673% (6.15% - LIBOR 1 Month), 6/15/47 (h)(j)		3,478	720,747
Series 4719, Class JS
4.673% (6.15% - LIBOR 1 Month), 9/15/47 (h)(j)		1,604	304,211
Series 4727, Class SA
4.723% (6.20% - LIBOR 1 Month), 11/15/47 (h)(j)		3,758	739,285
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.988% (6.54% - LIBOR 1 Month), 12/25/41 (h)(j)		1,655	337,402
Series 2012-70, Class SA
4.998% (6.55% - LIBOR 1 Month), 7/25/42 (h)(j)		2,214	473,197
Series 2014-17, Class SA
4.498% (6.05% - LIBOR 1 Month), 4/25/44 (h)(j)		4,509	830,832
Series 2014-78, Class SE
4.548% (6.10% - LIBOR 1 Month), 12/25/44 (h)(j)		1,589	285,669
Series 2014-92, Class SX
4.548% (6.10% - LIBOR 1 Month), 1/25/45 (h)(j)		4,040	746,928
Series 2016-77, Class DS
4.448% (6.00% - LIBOR 1 Month), 10/25/46 (h)(j)		3,373	634,938
Series 2017-16, Class SG
4.498% (6.05% - LIBOR 1 Month), 3/25/47 (h)(j)		1,666	330,579
Series 2017-62, Class AS
4.598% (6.15% - LIBOR 1 Month), 8/25/47 (h)(j)		1,617	321,118
Series 2017-81, Class SA
4.648% (6.20% - LIBOR 1 Month), 10/25/47 (h)(j)		1,363	284,798
Series 2017-97, Class LS
4.648% (6.20% - LIBOR 1 Month), 12/25/47 (h)(j)		2,508	532,055
Series 2017-97, Class SW
4.648% (6.20% - LIBOR 1 Month), 12/25/47 (h)(j)		1,381	286,007
Government National Mortgage Association
Series 2017-122, Class SA
4.699% (6.20% - LIBOR 1 Month), 8/20/47 (h)(j)		1,475	321,121
Series 2017-134, Class SE
4.699% (6.20% - LIBOR 1 Month), 9/20/47 (h)(j)		1,486	281,930
Series 2017-65, Class ST

	Principal Amount (000)		U.S. $ Value
4.649% (6.15% - LIBOR 1 Month), 4/20/47 (h)(j)	U.S.$	1,845	$370,986

			8,038,547

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,121	1,006,837
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		249	253,286
Series 2006-9T1, Class A1
5.75%, 5/25/36		308	242,900
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		450	371,308
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		670	591,977
Series 2010-9, Class 7A6
6.00%, 5/26/37 (c)		565	457,130

			2,923,438

Total Collateralized Mortgage Obligations (cost $40,236,885)			43,181,848

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.5%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,895	1,898,335
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		615	631,978
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		1,250	1,256,096
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		2,120	2,165,889
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	845,109
Series 2015-GC35, Class A4
3.818%, 11/10/48		525	551,105
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,423,098
Series 2016-GC36, Class A5
3.616%, 2/10/49		645	667,864
Commercial Mortgage Trust
Series 2010-C1, Class D
6.103%, 7/10/46 (c)(g)		1,070	1,122,236
Series 2013-CR6, Class A2
2.122%, 3/10/46		431	431,199
Series 2014-UBS3, Class A4
3.819%, 6/10/47		570	598,022

	Principal Amount (000)		U.S. $ Value
Series 2014-UBS5, Class A4
3.838%, 9/10/47	U.S.$	990	$1,040,810
Series 2015-CR24, Class A5
3.696%, 8/10/48		655	684,294
Series 2015-DC1, Class A5
3.35%, 2/10/48		400	407,232
Series 2015-LC21, Class XA
0.848%, 7/10/48 (k)		6,194	248,769
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		486	497,597
Series 2015-C3, Class A4
3.718%, 8/15/48		671	695,834
Series 2015-C4, Class A4
3.808%, 11/15/48		1,775	1,855,642
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.398%, 8/10/44 (c)(g)		755	739,361
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		330	319,405
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		1,094	1,079,237
Series 2014-GC18, Class D
4.944%, 1/10/47 (c)(g)		200	171,466
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (g)		539	539,083
Series 2011-C5, Class D
5.408%, 8/15/46 (c)(g)		116	114,672
Series 2012-C6, Class E
5.136%, 5/15/45 (c)(g)		375	333,173
Series 2012-CBX, Class E
5.214%, 6/15/45 (c)(g)		305	302,102
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.92%, 9/15/47 (k)		16,394	758,445
Series 2015-C30, Class A5
3.822%, 7/15/48		655	688,086
Series 2015-C31, Class A3
3.801%, 8/15/48		1,344	1,407,868
Series 2015-C32, Class C
4.668%, 11/15/48 (g)		704	700,608
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (g)		575	457,064
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		658	656,546
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		1,327	1,305,924
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (g)		464	462,922
Series 2016-UB12, Class A4

	Principal Amount (000)		U.S. $ Value
3.596%, 12/15/49	U.S.$	1,005	$1,041,689
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,037,483
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.469%, 9/15/48 (g)		669	659,277
Series 2016-LC25, Class C
4.436%, 12/15/59 (g)		125	123,546
Series 2016-NXS6, Class C
4.31%, 11/15/49 (g)		750	763,683

			31,682,749

Non-Agency Floating Rate CMBS - 0.7%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.25% (LIBOR 1 Month + 1.00%), 11/15/33 (c)(g)(h)		1,935	1,936,492
BX Trust
Series 2017-IMC, Class A
2.527% (LIBOR 1 Month + 1.05%), 10/15/32 (c)(h)		1,180	1,181,850
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.077% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(g)(h)		640	646,764
Great Wolf Trust
Series 2017-WOLF, Class A
2.477% (LIBOR 1 Month + 0.85%), 9/15/34 (c)(h)		914	914,571
H/2 Asset Funding NRE
Series 2015-1A
3.202% (LIBOR 1 Month + 1.65%), 6/24/49 (g)(h)(i)		434	433,767
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.177% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(h)		947	951,032
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
3.347% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(h)		288	288,027
Series 2015-XLF2, Class SNMA
3.427% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(h)		263	261,779
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.697% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(h)		2,366	2,370,941
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A

	Principal Amount (000)		U.S. $ Value
2.827% (LIBOR 1 Month + 1.35%), 6/15/29 (c)(h)	U.S.$	209	$209,323

			9,194,546

Total Commercial Mortgage-Backed Securities (cost $41,248,048)			40,877,295

CORPORATES - NON-INVESTMENT GRADE - 2.4%
Industrial - 1.3%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		295	303,812
SPCM SA
4.875%, 9/15/25 (c)		488	491,757

			795,569

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (c)		725	717,787
CSC Holdings LLC
6.75%, 11/15/21		285	305,676
SFR Group SA
5.375%, 5/15/22 (c)	EUR	105	129,847
7.375%, 5/01/26 (c)	U.S.$	505	516,776

			1,670,086

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		249	252,088
Series T
5.80%, 3/15/22		250	244,842
Series Y
7.50%, 4/01/24		101	100,810
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,284,218
Wind Tre SpA
5.00%, 1/20/26 (c)		240	229,642

			2,111,600

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		340	348,810
LKQ Italia Bondco SpA
3.875%, 4/01/24 (c)	EUR	156	204,537

			553,347

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (c)		213	266,430
International Game Technology PLC
4.75%, 2/15/23 (c)		305	415,153
6.25%, 2/15/22 (c)	U.S.$	345	372,003

	Principal Amount (000)		U.S. $ Value
6.50%, 2/15/25 (c)	U.S.$	885	$992,855
KB Home
4.75%, 5/15/19		265	269,706

			2,316,147

Consumer Cyclical - Retailers - 0.0%
Dufry Finance SCA
4.50%, 8/01/23 (c)	EUR	153	192,664

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/01/21	U.S.$	156	140,898
6.25%, 3/31/23		270	243,154
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (c)		95	99,663
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (c)		213	205,707
5.75%, 8/01/22 (c)		53	48,298
Tenet Healthcare Corp.
4.375%, 10/01/21		174	174,435
4.50%, 4/01/21		255	257,121
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (c)	EUR	315	337,534
5.875%, 5/15/23 (c)	U.S.$	118	109,669
6.125%, 4/15/25 (c)		615	564,988

			2,181,467

Energy - 0.3%
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)		381	388,681
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		501	365,730
Energy Transfer Equity LP
4.25%, 3/15/23		450	445,896
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (c)		220	227,150
Nabors Industries, Inc.
5.50%, 1/15/23		1,244	1,208,098
PDC Energy, Inc.
5.75%, 5/15/26 (c)		1,050	1,075,295
Southern Star Central Corp.
5.125%, 7/15/22 (c)		412	428,801

			4,139,651

Technology - 0.0%
EMC Corp.
3.375%, 6/01/23		645	621,425

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		717	710,095

	Principal Amount (000)		U.S. $ Value
5.50%, 4/01/23	U.S.$	217	$223,096
6.375%, 4/01/24 (c)		36	37,498
Europcar Groupe SA
5.75%, 6/15/22 (c)	EUR	173	216,935
Hertz Corp. (The)
5.50%, 10/15/24 (c)	U.S.$	300	270,945
Loxam SAS
4.25%, 4/15/24 (c)	EUR	160	205,297
7.00%, 7/23/22 (c)		280	354,577

			2,018,443

			16,600,399

Financial Institutions - 1.1%
Banking - 1.0%
ABN AMRO Bank NV
5.75%, 9/22/20 (c)(f)	U.S.$	200	262,167
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (c)(f)		400	520,519
6.125%, 11/16/27 (f)		800	828,288
Banco Santander SA
6.25%, 9/11/21 (c)(f)	EUR	500	657,667
Bank of America Corp.
Series Z
6.50%, 10/23/24 (f)	U.S.$	275	312,147
Bank of Ireland
7.375%, 6/18/20 (c)(f)	EUR	480	646,479
Barclays Bank PLC
6.86%, 6/15/32 (c)(f)		205	247,025
Barclays PLC
8.00%, 12/15/20 (f)		630	869,442
CaixaBank SA
6.75%, 6/13/24 (c)(f)		200	266,443
Citigroup, Inc.
Series P
5.95%, 5/15/25 (f)	U.S.$	555	591,075
Credit Suisse Group AG
6.25%, 12/18/24 (c)(f)		555	601,681
7.50%, 12/11/23 (c)(f)		200	228,534
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (f)		1,119	1,106,926
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		590	602,703
Series E
3.928%, 9/15/26 (c)		341	448,464
Lloyds Banking Group PLC
6.375%, 6/27/20 (c) (f)		235	309,809
7.50%, 6/27/24 (f)		355	402,069
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (c)(f)(h)		250	295,943

	Principal Amount (000)		U.S. $ Value
8.625%, 8/15/21 (f)	U.S.$	1,235	$1,389,350
Series U
4.015% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(h)		1,300	1,290,523
Standard Chartered PLC
2.888% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(f)(h)		900	844,461
7.50%, 4/02/22 (c)(f)		557	601,560
UBS Group AG
7.125%, 8/10/21 (c)(f)		545	593,494

			13,916,769

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,140	1,204,057

			15,120,826

Total Corporates - Non-Investment Grade (cost $30,692,541)			31,721,225

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%), 6/21/20 (h)	ARS	19,806	1,141,252
Argentine Bonos del Tesoro
15.50%, 10/17/26		12,288	659,904
16.00%, 10/17/23		24,013	1,281,765

			3,082,921

Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	24,920	7,568,238

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	5,142	411,792
Series 2048
8.75%, 2/28/48		11,648	849,190

			1,260,982

Total Emerging Markets - Treasuries (cost $11,878,025)			11,912,141

COVERED BONDS - 0.9%
Banco de Sabadell SA
0.875%, 11/12/21 (c)	EUR	500	616,165
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (c)		610	751,465
Credit Suisse AG/Guernsey
Series E

	Principal Amount (000)		U.S. $ Value
1.75%, 1/15/21 (c)	EUR	560	$708,743
Danske Bank A/S
Series E
1.25%, 6/11/21 (c)		595	745,822
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		473	644,451
National Bank of Canada
1.50%, 3/25/21 (c)		461	580,715
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK	6,200	769,439
Royal Bank of Canada
1.625%, 8/04/20 (c)	EUR	575	721,953
Santander UK PLC
Series E
1.625%, 11/26/20 (c)		564	710,382
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (c)	SEK	7,000	887,717
Stadshypotek AB
Series 1585
1.50%, 12/15/21 (c)		11,000	1,394,984
Swedbank Hypotek AB
Series 190
1.00%, 9/15/21 (c)		12,300	1,532,840
UBS AG/London
Series E
1.375%, 4/16/21 (c)	EUR	570	715,716
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (c)		585	736,460

Total Covered Bonds
(cost $10,851,785)			11,516,852

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,884,155)	U.S.$	6,490	6,127,663

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.4%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		415	116,491
7.125%, 6/26/42 (c)		1,765	533,912

			650,403

Communications - Telecommunications - 0.0%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		341	352,594

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
MARB BondCo PLC
7.00%, 3/15/24 (c)	U.S.$	669	$669,836
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		200	208,000
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		648	667,278

			1,545,114

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		63	66,859
6.25%, 3/17/24		1,155	1,222,856
8.75%, 5/23/26		340	406,385
Ultrapar International SA
5.25%, 10/06/26 (c)		542	551,485

			2,247,585

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (c)		510	548,888

			5,344,584

Financial Institutions - 0.1%
Banking - 0.1%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (c)(f)		600	606,066

Total Emerging Markets - Corporate Bonds (cost $6,189,774)			5,950,650

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (c)		533	533,575
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		465	500,831

			1,034,406

China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (c)		951	1,003,618
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (c)		700	693,343

			1,696,961

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (c)		256	279,680
7.00%, 5/05/20 (c)		225	243,675

			523,355

	Principal Amount (000)		U.S. $ Value
Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	938	$964,967
4.875%, 1/18/24		454	470,322
6.50%, 3/13/27 (c)		460	503,700

			1,938,989

Total Quasi-Sovereigns (cost $5,027,707)			5,193,711

EMERGING MARKETS - SOVEREIGNS - 0.4%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (c)		304	312,044

Argentina - 0.0%
Argentine Republic Government International Bond
6.875%, 4/22/21		220	238,975

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (c)		515	522,725

Brazil - 0.0%
Brazilian Government International Bond
4.625%, 1/13/28		223	224,115

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (c)		446	482,976
7.50%, 5/06/21 (c)		380	412,978

			895,954

Egypt - 0.2%
Citigroup Global Markets Holdings, Inc./United States Series F Zero Coupon, 3/08/18 (c)	EGP	9,421	512,417
Egypt Government International Bond
6.125%, 1/31/22 (c)	U.S.$	433	452,485
7.50%, 1/31/27 (c)		535	590,506
HSBC Bank PLC Zero Coupon, 2/01/18 (c)	EGP	9,925	557,653

			2,113,061

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (c)	U.S.$	305	309,194

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (c)	EUR	139	181,789

Total Emerging Markets - Sovereigns (cost $4,654,823)			4,797,857

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Canada - 0.4%
Canada Housing Trust No. 1
1.90%, 9/15/26 (c)	CAD	2,900	$2,220,772
2.25%, 12/15/25 (c)		3,140	2,479,876

Total Governments - Sovereign Agencies (cost $4,489,961)			4,700,648

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of British Columbia Canada
3.25%, 12/18/21		822	682,299
Province of Manitoba Canada
3.85%, 12/01/21		1,220	1,031,924
Province of Ontario Canada
2.60%, 6/02/27		3,045	2,418,971

Total Local Governments - Provincial Bonds (cost $4,512,322)			4,133,194

COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
2.602% (LIBOR 3 Month + 1.07%), 1/18/31 (c)(g)(h)	U.S.$	354	353,910
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
2.793% (LIBOR 3 Month + 1.18%), 12/18/30 (c)(g)(h)		678	678,153
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
2.803% (LIBOR 3 Month + 1.19%), 10/20/30 (c)(g)(h)		668	668,163
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
2.798% (LIBOR 3 Month + 1.14%), 1/15/31 (c)(g)(h)		722	722,353

Total Collateralized Loan Obligations (cost $2,422,311)			2,422,579

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (c)		167	172,219
9.125%, 3/16/24 (c)		440	514,800
Provincia de Cordoba
7.125%, 6/10/21 (c)		210	226,537

Total Local Governments - Regional Bonds (cost $860,358)			913,556

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond 4.125%, 1/21/26 (cost $875,180)	U.S.$	837	$870,271

Company	Shares
SHORT-TERM INVESTMENTS - 15.5%
Investment Companies - 9.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (a)(b)(l) (cost $126,309,709)		126,309,709	126,309,709

	Principal Amount (000)
Governments - Treasuries - 1.9%
Japan - 1.9%
Japan Treasury Discount Bill Series 729 Zero Coupon, 4/05/18 (cost $24,614,017)	U.S.$	2,790,000	24,773,489

U.S. Treasury Bills - 1.9%
U.S. Treasury Bill Zero Coupon, 2/22/18-3/01/18 (cost $24,498,947)		24,546	24,498,947

Agency Discount Note - 1.6%
Federal Home Loan Bank Discount Notes Zero Coupon, 1/05/18-3/09/18 (cost $20,748,984)		20,770	20,748,984

Commercial Paper - 0.3%
Mizuho Bank Ltd./NY Zero Coupon, 1/19/18 (cost $4,496,985)		4,500	4,496,985

Total Short-Term Investments (cost $200,668,642)			200,828,114

Total Investments - 103.8% (cost $1,296,689,139) (m)			1,341,200,176
Other assets less liabilities - (3.8)%			(48,910,131)

Net Assets - 100.0%			$1,292,286,103

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	498	March 2018	CAD	49,800	$53,846,456	$53,397,327	$(449,129)
10 Yr Japan Bond (OSE) Futures	7	March 2018	JPY	700,000	9,376,298	9,367,295	(9,003)
Euro Buxl 30 Yr Bond Futures	30	March 2018	EUR	3,000	5,996,905	5,898,219	(98,686)
Euro STOXX 50 Index Futures	1,115	March 2018	EUR	11	47,987,890	46,730,471	(1,257,419)
Euro-BOBL Futures	93	March 2018	EUR	9,300	14,762,932	14,685,831	(77,101)
Euro-Bund Futures	58	March 2018	EUR	5,800	11,381,717	11,251,515	(130,202)
FTSE 100 Index Futures	280	March 2018	GBP	3	28,144,571	28,874,865	730,294
Mini MSCI Emerging Markets Futures	691	March 2018	USD	35	38,206,462	40,205,835	1,999,373
Russell 2000 Mini Futures	246	March 2018	USD	12	18,605,422	18,898,950	293,528
S&P 500 E Mini Futures	543	March 2018	USD	27	71,451,451	72,653,400	1,201,949
S&P Mid 400 E Mini Futures	23	March 2018	USD	2	4,315,659	4,375,520	59,861
SPI 200 Futures	166	March 2018	AUD	4	19,499,806	19,492,993	(6,813)
TOPIX Index Futures	346	March 2018	JPY	3,460	54,535,036	55,796,051	1,261,015
U.S. Long Bond (CBT) Futures	22	March 2018	USD	2,200	3,358,812	3,366,000	7,188
U.S. T-Note 5 Yr (CBT) Futures	249	March 2018	USD	24,900	29,047,519	28,924,852	(122,667)
U.S. T-Note 10 Yr (CBT) Futures	34	March 2018	USD	3,400	4,240,813	4,217,594	(23,219)
U.S. Ultra Bond (CBT) Futures	128	March 2018	USD	12,800	21,261,050	21,460,000	198,950
Sold Contracts
10 Yr Australian Bond Futures	165	March 2018	AUD	16,500	16,771,452	16,627,960	143,492
10 Yr Mini Japan Government Bond Futures	20	March 2018	JPY	200,000	2,677,213	2,677,435	(222)
Euro Buxl 30 Yr Bond Futures	4	March 2018	EUR	400	788,248	786,429	1,819
Euro-BOBL Futures	273	March 2018	EUR	27,300	43,341,266	43,110,021	231,245
Euro-Bund Futures	26	March 2018	EUR	2,600	5,090,547	5,043,783	46,764
Euro-OAT Futures	23	March 2018	EUR	2,300	4,320,619	4,282,430	38,189
10 Yr Japan Bond (OSE) Futures	2	March 2018	JPY	200,000	2,677,068	2,676,370	698
Long Gilt Futures	448	March 2018	GBP	44,800	75,142,159	75,705,224	(563,065)
S&P TSX 60 Index Futures	58	March 2018	CAD	12	8,690,479	8,835,195	(144,716)
U.S. 10 Yr Ultra Futures	65	March 2018	USD	6,500	8,710,460	8,681,563	28,897
U.S. T-Note 2 Yr (CBT) Futures	197	March 2018	USD	39,400	42,257,002	42,179,547	77,455
U.S. T-Note 10 Yr (CBT) Futures	862	March 2018	USD	86,200	107,507,410	106,928,406	579,004

							$4,017,479

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	9,361	USD	7,110	3/07/18	$(192,816)
Australia and New Zealand Banking Group Ltd.	NZD	10,442	USD	7,229	3/07/18	(163,987)
Bank of America, NA	BRL	20,598	USD	6,227	1/03/18	17,082
Bank of America, NA	USD	6,245	BRL	20,598	1/03/18	(35,047)
Bank of America, NA	CHF	13,690	USD	13,956	1/22/18	(110,958)
Bank of America, NA	BRL	12,268	USD	3,690	2/02/18	4,303
Bank of America, NA	CAD	15,613	USD	12,248	2/14/18	(180,232)
Bank of America, NA	JPY	424,884	USD	3,786	2/14/18	8,125
Bank of America, NA	USD	22,983	JPY	2,599,569	2/14/18	133,529
Bank of America, NA	USD	19,496	JPY	2,176,947	2/14/18	(137,982)
BNP Paribas SA	CAD	11,583	USD	9,000	2/14/18	(221,065)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	18,771	CAD	23,461	2/14/18	$(95,018)
BNP Paribas SA	USD	2,924	AUD	3,792	3/07/18	33,903
BNP Paribas SA	USD	11,996	JPY	1,353,113	3/14/18	54,602
Citibank, NA	USD	1,559	KRW	1,736,603	1/18/18	68,166
Citibank, NA	CZK	363,602	USD	16,834	1/19/18	(256,567)
Citibank, NA	USD	2,226	RUB	135,288	1/25/18	113,846
Citibank, NA	GBP	6,583	USD	8,852	2/02/18	(44,851)
Citibank, NA	USD	3,508	CNY	23,263	2/07/18	55,741
Citibank, NA	USD	2,527	PEN	8,319	2/07/18	35,116
Citibank, NA	JPY	3,443,794	USD	30,847	2/09/18	230,684
Citibank, NA	USD	433	ARS	7,945	2/16/18	(16,324)
Citibank, NA	USD	1,122	MXN	21,466	2/22/18	(40,106)
Citibank, NA	EUR	2,557	USD	3,026	3/12/18	(54,485)
Credit Suisse International	USD	2,254	CAD	2,823	1/18/18	(7,801)
Credit Suisse International	JPY	312,007	USD	2,768	2/09/18	(5,710)
Credit Suisse International	CHF	3,294	USD	3,390	2/14/18	(319)
Credit Suisse International	GBP	13,096	USD	17,488	2/14/18	(216,569)
Credit Suisse International	JPY	424,884	USD	3,791	2/14/18	12,834
Credit Suisse International	USD	18,573	GBP	14,062	2/14/18	439,192
Credit Suisse International	USD	4,689	NOK	39,132	2/14/18	82,621
Credit Suisse International	EUR	5,518	USD	6,511	3/14/18	(136,444)
Credit Suisse International	USD	3,462	GBP	2,619	3/14/18	82,172
Deutsche Bank AG	BRL	20,598	USD	6,379	1/03/18	169,623
Deutsche Bank AG	USD	6,227	BRL	20,598	1/03/18	(17,083)
Deutsche Bank AG	ILS	20,970	USD	5,931	1/25/18	(100,755)
Deutsche Bank AG	USD	1,102	JPY	124,681	1/25/18	5,328
Deutsche Bank AG	USD	1,350	CHF	1,331	2/14/18	20,440
Goldman Sachs Bank USA	USD	10,648	CAD	13,523	1/18/18	112,532
Goldman Sachs Bank USA	CZK	65,736	USD	3,037	1/19/18	(52,502)
Goldman Sachs Bank USA	USD	19,955	CZK	429,337	1/19/18	225,346
Goldman Sachs Bank USA	CZK	65,738	USD	3,045	1/22/18	(45,607)
Goldman Sachs Bank USA	BRL	1,104	USD	332	2/02/18	577
HSBC Bank USA	CAD	4,207	USD	3,269	1/18/18	(78,632)
HSBC Bank USA	JPY	335,864	USD	2,969	1/25/18	(14,550)
HSBC Bank USA	USD	3,207	CNY	21,257	2/07/18	49,431
HSBC Bank USA	JPY	178,021	USD	1,600	2/09/18	17,767
HSBC Bank USA	MXN	211,907	USD	11,072	2/22/18	391,167
HSBC Bank USA	EUR	1,583	PLN	6,675	3/09/18	10,809
JPMorgan Chase Bank, NA	CAD	32,293	USD	25,399	1/18/18	(298,991)
JPMorgan Chase Bank, NA	USD	1,880	CAD	2,353	1/18/18	(8,001)
JPMorgan Chase Bank, NA	TWD	201,681	USD	6,767	2/07/18	(61,867)
JPMorgan Chase Bank, NA	AUD	6,066	USD	4,716	2/14/18	(16,416)
JPMorgan Chase Bank, NA	ARS	10,111	USD	560	2/16/18	29,992
Royal Bank of Scotland PLC	JPY	3,240,000	USD	28,585	1/25/18	(198,253)
Standard Chartered Bank	USD	3,353	KRW	3,680,444	1/18/18	96,010
Standard Chartered Bank	EUR	5,095	USD	6,052	1/22/18	(67,937)
Standard Chartered Bank	EUR	56,601	USD	66,971	3/12/18	(1,213,938)
State Street Bank & Trust Co.	KRW	5,416,081	USD	4,783	1/18/18	(292,654)
State Street Bank & Trust Co.	USD	308	ZAR	3,938	2/07/18	8,161
State Street Bank & Trust Co.	ZAR	20,742	USD	1,517	2/07/18	(150,644)
State Street Bank & Trust Co.	SGD	366	USD	270	2/08/18	(4,542)
State Street Bank & Trust Co.	USD	349	MXN	6,743	2/22/18	(8,830)
State Street Bank & Trust Co.	USD	1,489	TRY	5,847	2/28/18	27,499
State Street Bank & Trust Co.	AUD	309	USD	235	3/07/18	(6,444)
State Street Bank & Trust Co.	NZD	704	USD	487	3/07/18	(12,068)
State Street Bank & Trust Co.	USD	2,041	PLN	7,278	3/09/18	50,660
State Street Bank & Trust Co.	USD	334	EUR	281	3/12/18	4,726

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	1,842	USD	1,866	3/14/18	$(32,886)
State Street Bank & Trust Co.	GBP	2,619	USD	3,473	3/14/18	(70,772)
State Street Bank & Trust Co.	SEK	14,720	USD	1,775	3/14/18	(26,850)
State Street Bank & Trust Co.	USD	12,270	EUR	10,443	3/14/18	311,404
State Street Bank & Trust Co.	SEK	37,772	USD	4,488	3/28/18	(140,888)
UBS AG	EUR	1,262	USD	1,490	3/12/18	(30,189)

						$(1,964,192)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00%	Quarterly	3.07%	USD 2,500	$211,192	$178,738	$32,454

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
GBP	50,900	11/07/19	6 Month LIBOR	0.790%	Semi-Annual	$43,483	$(44,244)		$87,727
USD	12,680	11/14/19	1.863%	3 Month LIBOR	Semi-Annual/Quarterly	35,760	– 0	–	35,760
USD	15,330	12/12/19	1.997%	3 Month LIBOR	Semi-Annual/Quarterly	15,063	– 0	–	15,063
USD	1,600	4/01/20	1.562%	3 Month LIBOR	Semi-Annual/Quarterly	18,502	– 0	–	18,502
USD	2,445	7/02/20	3 Month LIBOR	1.778%	Quarterly/Semi-Annual	(7,788)	– 0	–	(7,788)
USD	515	10/04/21	1.180%	3 Month LIBOR	Semi-Annual/Quarterly	19,239	– 0	–	19,239
SEK	41,470	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	18,268	– 0	–	18,268
NZD	5,665	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	66,454	49,193		17,261
SEK	13,400	7/26/22	3 Month STIBOR	0.353%	Quarterly/Annual	(581)	168		(749)
NZD	3,920	7/26/22	3 Month BKBM	2.780%	Quarterly/Semi-Annual	39,871	(1,215)		41,086
GBP	9,640	11/07/22	1.032%	6 Month LIBOR	Semi-Annual	(12,385)	39,192		(51,577)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	2,650	11/12/24	2.464%	3 Month LIBOR	Semi-Annual/Quarterly	$(31,109)	$	– 0	–	$(31,109)
USD	610	4/21/25	1.972%	3 Month LIBOR	Semi-Annual/Quarterly	13,597		– 0	–	13,597
USD	1,430	6/09/25	2.470%	3 Month LIBOR	Semi-Annual/Quarterly	(15,761)		– 0	–	(15,761)
USD	484	8/04/25	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	(1,614)		– 0	–	(1,614)
USD	2,226	11/10/25	2.235%	3 Month LIBOR	Semi-Annual/Quarterly	13,310		– 0	–	13,310
USD	1,990	4/27/26	1.773%	3 Month LIBOR	Semi-Annual/Quarterly	85,832		– 0	–	85,832
USD	2,230	6/28/26	1.439%	3 Month LIBOR	Semi-Annual/Quarterly	158,684		– 0	–	158,684
USD	840	10/04/26	1.459%	3 Month LIBOR	Semi-Annual/Quarterly	60,446		59,219		1,227
USD	1,550	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	87,659		– 0	–	87,659
USD	1,550	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	85,835		– 0	–	85,835
USD	1,040	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	(5,975)		(13,348)		7,373
USD	580	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	4,601		26		4,575
USD	610	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	(2,159)		(3,075)		916
USD	6,030	7/20/27	2.227%	3 Month LIBOR	Semi-Annual/Quarterly	50,352		37,123		13,229
GBP	5,860	11/29/27	6 Month LIBOR	1.399%	Semi-Annual	101,485		– 0	–	101,485
USD	1,010	11/10/35	2.613%	3 Month LIBOR	Semi-Annual/Quarterly	(16,655)		– 0	–	(16,655)
USD	590	7/20/47	2.534%	3 Month LIBOR	Semi-Annual/Quarterly	38		4,455		(4,417)
GBP	2,250	11/29/47	1.579%	6 Month LIBOR	Semi-Annual	(118,293)		– 0	–	(118,293)

						$706,159		$127,494		$578,665

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)%	Quarterly	0.82%	USD	657	$(39,511)	$(12,272)	$(27,239)
Sprint Communications, Inc., 7.000%, 08/15/20, 6/20/19*	(5.00)	Quarterly	0.82	USD	573	(34,459)	(10,322)	(24,137)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	31	(58)	397	(455)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	29	(66)	269	(335)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	2,896	(6,619)	36,796	(43,415)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	368	(687)	5,041	(5,728)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	1,209	(2,259)	12,882	(15,141)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	4,030	(7,530)	43,312	(50,842)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	263	(601)	2,533	(3,134)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	404	(923)	5,489	(6,412)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	226	(516)	2,989	(3,505)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.47	USD	433	(990)	5,726	(6,716)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	453	$(66,088)	$(72,711)	$6,623
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	279	(40,682)	(43,474)	2,792
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	63	(9,191)	(10,610)	1,419
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	200	(29,178)	(28,391)	(787)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	273	(39,829)	(37,856)	(1,973)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	370	(15,745)	(8,603)	(7,142)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	570	(83,153)	(88,237)	5,084
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	301	(43,887)	(46,688)	2,801
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	198	(28,885)	(14,313)	(14,572)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	673	(98,182)	(45,520)	(52,662)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	35	(5,107)	(4,290)	(817)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	36	(5,252)	(2,161)	(3,091)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	218	(31,804)	(28,722)	(3,082)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	242	(35,305)	(28,942)	(6,363)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	243	(35,452)	(29,050)	(6,402)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	357	$(52,084)	$(40,212)	$(11,872)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	257	(37,492)	(18,832)	(18,660)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	663	(96,727)	(57,018)	(39,709)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,000	(291,766)	(214,206)	(77,560)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	483	(70,465)	(83,727)	13,262
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	345	(50,332)	(58,957)	8,625
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	496	(72,361)	(79,718)	7,357
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	20	(2,916)	(3,176)	260
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	18	(2,627)	(1,687)	(940)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	353	(51,498)	(50,230)	(1,268)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	35	(5,106)	(3,614)	(1,492)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	35	(5,106)	(3,340)	(1,766)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	69	(10,066)	(7,788)	(2,278)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	779	(113,651)	(107,984)	(5,667)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	239	(34,868)	(26,623)	(8,245)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	209	$(30,490)	$(18,883)	$(11,607)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	700	(102,118)	(55,951)	(46,167)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	940	(137,133)	(78,242)	(58,891)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,128	(164,557)	(57,678)	(106,879)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	272	(39,680)	(20,054)	(19,626)

						$(2,033,002)	$(1,384,648)	$(648,354)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,450	7/15/21	1.765%	CPI	#	Maturity	$84,017
Barclays Bank PLC	6,180	7/15/20	1.527%	CPI	#	Maturity	90,106
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	Maturity	39,245

							$213,368

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $169,663,188 or 13.1% of net assets.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.052%, 4/25/26	4/29/16	$344,837	$352,552	0.03%
H/2 Asset Funding NRE Series 2015-1A
3.202%, 6/24/49	6/19/15	433,767	433,767	0.03%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1
3.552%, 10/25/25	9/18/15	195,173	197,394	0.02%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.802%, 11/25/24	11/06/15	95,485	105,158	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.802%, 11/25/25	9/28/15	508,915	576,054	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.052%, 11/25/25	9/28/15	143,282	169,949	0.01%

(j)	Inverse interest only security.
(k)	IO - Interest Only.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,596,620 and gross unrealized depreciation of investments was $(15,856,163), resulting in net unrealized appreciation of $46,740,457.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira

TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$284,599,337		$	– 0	–	$284,599,337
Investment Companies		223,629,998		– 0	–		– 0	–	223,629,998
Governments - Treasuries		– 0	–	179,394,895			– 0	–	179,394,895
Corporates - Investment Grade		– 0	–	133,664,953			– 0	–	133,664,953
Mortgage Pass-Throughs		– 0	–	94,364,353			– 0	–	94,364,353
Asset-Backed Securities		– 0	–	41,541,908			8,857,128		50,399,036
Collateralized Mortgage Obligations		– 0	–	43,181,848			– 0	–	43,181,848
Commercial Mortgage-Backed Securities		– 0	–	31,371,079			9,506,216		40,877,295
Corporates - Non-Investment Grade		– 0	–	31,721,225			– 0	–	31,721,225
Emerging Markets - Treasuries		– 0	–	11,912,141			– 0	–	11,912,141
Covered Bonds		– 0	–	11,516,852			– 0	–	11,516,852
Agencies		– 0	–	6,127,663			– 0	–	6,127,663

Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets - Corporate Bonds	$	– 0	–	$5,950,650		$	– 0	–	$5,950,650
Quasi-Sovereigns		– 0	–	5,193,711			– 0	–	5,193,711
Emerging Markets - Sovereigns		– 0	–	4,797,857			– 0	–	4,797,857
Governments - Sovereign Agencies		– 0	–	4,700,648			– 0	–	4,700,648
Local Governments - Provincial Bonds		– 0	–	4,133,194			– 0	–	4,133,194
Collateralized Loan Obligations		– 0	–	– 0	–		2,422,579		2,422,579
Local Governments - Regional Bonds		– 0	–	913,556			– 0	–	913,556
Governments - Sovereign Bonds		– 0	–	870,271			– 0	–	870,271
Short-Term Investments:
Investment Companies		126,309,709		– 0	–		– 0	–	126,309,709
Governments - Treasuries		– 0	–	24,773,489			– 0	–	24,773,489
U.S. Treasury Bills		– 0	–	24,498,947			– 0	–	24,498,947
Agency Discount Notes		– 0	–	20,748,984			– 0	–	20,748,984
Commercial Paper		– 0	–	4,496,985			– 0	–	4,496,985

Total Investments in Securities		349,939,707		970,474,546			20,785,923		1,341,200,176
Other Financial Instruments (a):
Assets:
Futures		4,908,412		1,991,309			– 0	–	6,899,721
Forward Currency Exchange Contracts		– 0	–	2,903,388			– 0	–	2,903,388
Centrally Cleared Credit Default Swaps		– 0	–	211,192			– 0	–	211,192
Centrally Cleared Interest Rate Swaps		– 0	–	918,479			– 0	–	918,479
Inflation (CPI) Swaps		– 0	–	213,368			– 0	–	213,368
Liabilities:
Futures		(1,618,010)		(1,264,232)			– 0	–	(2,882,242)
Forward Currency Exchange Contracts		– 0	–	(4,867,580)			– 0	–	(4,867,580)
Centrally Cleared Interest Rate Swaps		– 0	–	(212,320)			– 0	–	(212,320)
Credit Default Swaps		– 0	–	(2,033,002)			– 0	–	(2,033,002)

Total (b)		$353,230,109		$968,335,148			$20,785,923		$1,342,351,180

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 9/30/17	$6,456,943		$9,791,254		$	– 0	–
Accrued discounts/(premiums)	59		(21)			– 0	–
Realized gain (loss)	257		(91,285)			– 0	–
Change in unrealized appreciation/depreciation	(37,191)		87,362			268
Purchases/Payups	3,027,871		1,935,000			2,422,311
Sales/Paydowns	(590,811)		(1,955,934)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	(260,160)			– 0	–

Balance as of 12/31/17	$8,857,128		$9,506,216			$2,422,579

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(37,191)		$(8,778)			$268

	Collateralized Mortgage Obligations			Emerging Markets - Sovereigns			Total
Balance as of 9/30/17		$321,562			$520,766		$17,090,525
Accrued discounts/(premiums)		– 0	–		8,543		8,581
Realized gain (loss)		– 0	–		9,898		(81,130)
Change in unrealized appreciation/depreciation		– 0	–		(8,861)		41,578
Purchases/Payups		– 0	–		– 0	–	7,385,182
Sales/Paydowns		– 0	–		(530,346)		(3,077,091)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		(321,562)			– 0	–	(581,722)

Balance as of 12/31/17	$	– 0	–	$	– 0	–	$20,785,923	(a)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$	– 0	–	$	– 0	–	$(45,701)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2017, all Level 3 securities were priced i) by third party vendors, ii) by brokers, or iii) by a recent transaction price.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

									Distributions
Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/17 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$51,698	$1,495	$10,522	$569		$513		$43,753	$1,495		$	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	77,176	148,003	98,869	– 0	–	– 0	–	126,310	– 0	–		– 0	–

Total	$128,874	$149,498	$109,391	$569		$513		$170,063	$1,495		$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 49.3%
Information Technology - 13.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	5,390	$1,269,776
Ciena Corp. (a)	24,040	503,157
Cisco Systems, Inc.	521,382	19,968,931
Finisar Corp. (a)	29,350	597,272
Infinera Corp. (a)	58,270	368,849
Lumentum Holdings, Inc. (a)	11,205	547,925
NETGEAR, Inc. (a)	9,855	578,981
Nokia Oyj (Sponsored ADR)-Class A	1,565,155	7,293,622

		31,128,513

Electronic Equipment, Instruments & Components - 0.5%
Anixter International, Inc. (a)	11,170	848,920
Avnet, Inc.	24,360	965,143
CDW Corp./DE	272,823	18,958,470
Coherent, Inc. (a)	3,890	1,097,836
National Instruments Corp.	23,600	982,468
VeriFone Systems, Inc. (a)	57,060	1,010,533

		23,863,370

Internet Software & Services - 3.6%
2U, Inc. (a)	18,600	1,199,886
Alphabet, Inc.-Class C (a)(b)	68,937	72,135,677
CoStar Group, Inc. (a)	4,940	1,466,933
eBay, Inc. (a)	370,607	13,986,708
Facebook, Inc.-Class A (a)(b)	406,796	71,783,222
GrubHub, Inc. (a)	22,550	1,619,090
LogMeIn, Inc.	14,440	1,653,380
New Relic, Inc. (a)	17,340	1,001,732
Trade Desk, Inc. (The)-Class A (a)	23,983	1,096,743
Wix.com Ltd. (a)	8,379	482,211

		166,425,582

IT Services - 1.5%
Amdocs Ltd.	14,110	923,923
Booz Allen Hamilton Holding Corp.	33,600	1,281,168
Convergys Corp.	27,611	648,859
Fiserv, Inc. (a)	156,600	20,534,958
Genpact Ltd.	39,110	1,241,351
Vantiv, Inc.-Class A (a)	18,650	1,371,707
Visa, Inc.-Class A	375,482	42,812,458

		68,814,424

Semiconductors & Semiconductor Equipment - 1.7%
Cypress Semiconductor Corp.	63,620	969,569
Integrated Device Technology, Inc. (a)	18,790	558,627
Intel Corp.	641,997	29,634,581
Marvell Technology Group Ltd.	63,250	1,357,977
Mellanox Technologies Ltd. (a)	11,910	770,577
Qorvo, Inc. (a)	7,923	527,672

Company	Shares	U.S. $ Value
Texas Instruments, Inc.	241,465	$25,218,605
Xilinx, Inc.	339,679	22,901,158

		81,938,766

Software - 2.5%
Adobe Systems, Inc. (a)	68,564	12,015,155
Aspen Technology, Inc. (a)	13,245	876,819
FireEye, Inc. (a)	52,190	741,098
Guidewire Software, Inc. (a)	17,807	1,322,348
HubSpot, Inc. (a)	11,902	1,052,137
Microsoft Corp.	635,830	54,388,898
Oracle Corp.	879,468	41,581,247
Splunk, Inc. (a)	22,125	1,832,835
Take-Two Interactive Software, Inc. (a)	13,977	1,534,395
Tyler Technologies, Inc. (a)	8,560	1,515,548
Verint Systems, Inc. (a)	25,670	1,074,290

		117,934,770

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	488,566	82,680,024
HP, Inc.	1,113,151	23,387,303
NCR Corp. (a)	34,900	1,186,251
Xerox Corp.	407,749	11,885,883

		119,139,461

		609,244,886

Financials - 7.9%
Banks - 4.1%
Associated Banc-Corp.	43,050	1,093,470
Bank of America Corp.	2,177,173	64,270,147
Comerica, Inc.	16,660	1,446,255
First Republic Bank/CA	9,495	822,647
Fulton Financial Corp.	48,850	874,415
Huntington Bancshares, Inc./OH	94,330	1,373,445
JPMorgan Chase & Co.	531,292	56,816,366
Pinnacle Financial Partners, Inc.	6,330	419,679
SVB Financial Group (a)	7,691	1,797,925
Synovus Financial Corp.	21,550	1,033,107
Texas Capital Bancshares, Inc. (a)	10,840	963,676
Umpqua Holdings Corp.	34,400	715,520
US Bancorp	380,107	20,366,133
Webster Financial Corp.	21,635	1,215,022
Wells Fargo & Co.	632,429	38,369,467
Wintrust Financial Corp.	2,060	169,682
Zions Bancorporation	29,170	1,482,711

		193,229,667

Capital Markets - 1.1%
Affiliated Managers Group, Inc.	6,395	1,312,574
Goldman Sachs Group, Inc. (The)	116,489	29,676,738
Lazard Ltd.-Class A	26,180	1,374,450
S&P Global, Inc.	100,338	16,997,257

Company	Shares	U.S. $ Value
Stifel Financial Corp.	22,611	$1,346,711

		50,707,730

Consumer Finance - 0.5%
OneMain Holdings, Inc. (a)	19,670	511,223
Synchrony Financial	608,995	23,513,297

		24,024,520

Insurance - 2.2%
Allstate Corp. (The)	257,935	27,008,374
American Financial Group, Inc./OH	12,124	1,315,939
American International Group, Inc.	394,757	23,519,622
Everest Re Group Ltd.	14,872	3,290,579
First American Financial Corp.	15,960	894,398
FNF Group	346,118	13,581,670
Hanover Insurance Group, Inc. (The)	5,690	614,975
Old Republic International Corp.	44,160	944,141
Progressive Corp. (The)	481,712	27,130,020
Reinsurance Group of America, Inc.-Class A	10,500	1,637,265
Selective Insurance Group, Inc.	14,140	830,018
Validus Holdings Ltd.	10,950	513,774

		101,280,775

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	20,170	821,323
Essent Group Ltd. (a)	20,183	876,346

		1,697,669

		370,940,361

Health Care - 7.3%
Biotechnology - 1.2%
Aimmune Therapeutics, Inc. (a)	14,830	560,871
Avexis, Inc. (a)	4,350	481,415
BeiGene Ltd. (ADR) (a)	4,909	479,707
Biogen, Inc. (a)(b)	79,076	25,191,241
Biohaven Pharmaceutical Holding Co., Ltd. (a)	17,578	474,254
Blueprint Medicines Corp. (a)	8,404	633,746
Clovis Oncology, Inc. (a)	9,410	639,880
Gilead Sciences, Inc.	294,628	21,107,150
Ignyta, Inc. (a)	29,791	795,420
Loxo Oncology, Inc. (a)	7,347	618,470
Neurocrine Biosciences, Inc. (a)	11,444	887,940
Prothena Corp. PLC (a)	9,690	363,278
Sage Therapeutics, Inc. (a)	4,941	813,832
TESARO, Inc. (a)	6,339	525,313
Ultragenyx Pharmaceutical, Inc. (a)	6,500	301,470

		53,873,987

Health Care Equipment & Supplies - 1.0%
Align Technology, Inc. (a)	4,723	1,049,404
Edwards Lifesciences Corp. (a)	174,227	19,637,125
Intuitive Surgical, Inc. (a)	30,132	10,996,372
Medtronic PLC	172,779	13,951,904

Company	Shares	U.S. $ Value
Nevro Corp. (a)	13,997	$966,353
Penumbra, Inc. (a)	12,593	1,185,001

		47,786,159

Health Care Providers & Services - 2.7%
Aetna, Inc.	198,483	35,804,348
Cigna Corp.	106,226	21,573,438
LifePoint Health, Inc. (a)	18,350	913,830
McKesson Corp.	112,705	17,576,345
Molina Healthcare, Inc. (a)	11,980	918,626
Quest Diagnostics, Inc.	162,265	15,981,480
Teladoc, Inc. (a)	45,768	1,595,015
UnitedHealth Group, Inc.	138,516	30,537,237
WellCare Health Plans, Inc. (a)	4,587	922,492

		125,822,811

Health Care Technology - 0.3%
Cerner Corp. (a)	240,564	16,211,608

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	20,945	2,348,982

Pharmaceuticals - 2.0%
GW Pharmaceuticals PLC (ADR) (a)	3,471	458,207
Johnson & Johnson (b)	306,353	42,803,641
Medicines Co. (The) (a)	12,230	334,368
Merck & Co., Inc.	235,092	13,228,627
Pfizer, Inc.	637,323	23,083,839
Revance Therapeutics, Inc. (a)	9,903	354,032
Zoetis, Inc.	213,559	15,384,791

		95,647,505

		341,691,052

Consumer Discretionary - 6.0%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	8,912	1,091,720
Dana, Inc.	38,240	1,224,062
Lear Corp.	3,361	593,754
Magna International, Inc. (New York)-Class A	375,841	21,298,910
Tenneco, Inc.	8,530	499,346

		24,707,792

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	16,387	1,540,378
Chegg, Inc. (a)	58,368	952,566
Grand Canyon Education, Inc. (a)	18,388	1,646,278
Houghton Mifflin Harcourt Co. (a)	57,034	530,416
Sotheby’s (a)	23,730	1,224,468

		5,894,106

Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	50,140	1,069,988
Brinker International, Inc.	19,101	741,883

Company	Shares	U.S. $ Value
Buffalo Wild Wings, Inc. (a)	5,553	$868,211
Hilton Grand Vacations, Inc. (a)	32,197	1,350,664
McDonald’s Corp.	130,549	22,470,094
Norwegian Cruise Line Holdings Ltd. (a)	15,530	826,972
Planet Fitness, Inc. (a)	46,706	1,617,429
Starbucks Corp.	45,060	2,587,796
Vail Resorts, Inc.	7,860	1,670,014

		33,203,051

Household Durables - 0.1%
CalAtlantic Group, Inc.	29,290	1,651,663
PulteGroup, Inc.	21,870	727,178

		2,378,841

Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (The) (a)	7,855	13,649,947
Wayfair, Inc.-Class A (a)	12,510	1,004,178

		14,654,125

Media - 1.7%
CBS Corp.-Class B	279,819	16,509,321
Comcast Corp.-Class A	1,034,426	41,428,761
Scholastic Corp.	15,660	628,123
Walt Disney Co. (The)	197,901	21,276,336

		79,842,541

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,640	1,152,330

Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	18,121	2,229,427
Caleres, Inc.	19,003	636,220
Five Below, Inc. (a)	22,202	1,472,437
Floor & Decor Holdings, Inc.-Class A (a)	28,881	1,405,927
Home Depot, Inc. (The)	265,321	50,286,289
Lithia Motors, Inc.-Class A	11,656	1,324,005
Michaels Cos., Inc. (The) (a)	47,810	1,156,524
Ross Stores, Inc.	250,296	20,086,254
Signet Jewelers Ltd.	10,370	586,423
TJX Cos., Inc. (The)	268,984	20,566,517

		99,750,023

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	63,950	808,328
Deckers Outdoor Corp. (a)	8,870	711,818
NIKE, Inc.-Class B	299,346	18,724,092

		20,244,238

		281,827,047

Industrials - 5.0%
Aerospace & Defense - 1.9%
Boeing Co. (The)	88,238	26,022,269
Esterline Technologies Corp. (a)	7,380	551,286
Hexcel Corp.	17,692	1,094,250

Company	Shares	U.S. $ Value
L3 Technologies, Inc.	72,371	$14,318,602
Northrop Grumman Corp.	99,452	30,522,813
Raytheon Co.	72,948	13,703,282
TransDigm Group, Inc.	3,970	1,090,242

		87,302,744

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	13,280	778,872
Expeditors International of Washington, Inc.	19,228	1,243,859

		2,022,731

Airlines - 0.4%
Delta Air Lines, Inc.	295,692	16,558,752
Hawaiian Holdings, Inc.	12,570	500,915
SkyWest, Inc.	24,360	1,293,516

		18,353,183

Building Products - 0.1%
AO Smith Corp.	25,910	1,587,765
Lennox International, Inc.	7,580	1,578,611

		3,166,376

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	14,280	538,642
Advanced Disposal Services, Inc. (a)	14,808	354,503
Copart, Inc. (a)	33,740	1,457,231
Steelcase, Inc.-Class A	59,991	911,863

		3,262,239

Construction & Engineering - 0.1%
AECOM (a)	26,685	991,348
Dycom Industries, Inc. (a)	10,690	1,191,187
Granite Construction, Inc.	13,450	853,133
Quanta Services, Inc. (a)	31,900	1,247,609
Tutor Perini Corp. (a)	26,560	673,296

		4,956,573

Electrical Equipment - 0.5%
AMETEK, Inc.	17,149	1,242,788
Eaton Corp. PLC	288,874	22,823,935
EnerSys	16,140	1,123,828
Regal Beloit Corp.	12,590	964,394

		26,154,945

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	8,476	963,297
Honeywell International, Inc.	196,661	30,159,931

		31,123,228

Machinery - 0.5%
Gardner Denver Holdings, Inc. (a)	46,923	1,592,097
IDEX Corp.	12,264	1,618,480
Kennametal, Inc.	27,900	1,350,639
Lincoln Electric Holdings, Inc.	16,534	1,514,184

Company	Shares	U.S. $ Value
Nordson Corp.	12,110	$1,772,904
Oshkosh Corp.	175,699	15,969,282
SPX FLOW, Inc. (a)	24,340	1,157,367
Terex Corp.	27,750	1,338,105

		26,313,058

Road & Rail - 0.6%
Genesee & Wyoming, Inc.-Class A (a)	14,666	1,154,654
Norfolk Southern Corp.	187,987	27,239,316
Ryder System, Inc.	13,999	1,178,296
Werner Enterprises, Inc.	31,230	1,207,040

		30,779,306

Trading Companies & Distributors - 0.1%
MRC Global, Inc. (a)	50,710	858,013
SiteOne Landscape Supply, Inc. (a)	17,608	1,350,534
United Rentals, Inc. (a)	1,784	306,687
Watsco, Inc.	6,875	1,169,025

		3,684,259

		237,118,642

Consumer Staples - 4.0%
Beverages - 0.8%
Cott Corp.	52,674	877,549
PepsiCo, Inc.	286,735	34,385,261

		35,262,810

Food & Staples Retailing - 1.0%
Costco Wholesale Corp. (b)	120,465	22,420,946
Wal-Mart Stores, Inc.	226,062	22,323,622

		44,744,568

Food Products - 0.5%
Ingredion, Inc.	4,858	679,149
Tyson Foods, Inc.-Class A	285,686	23,160,564

		23,839,713

Household Products - 0.9%
Kimberly-Clark Corp.	100,821	12,165,062
Procter & Gamble Co. (The)	346,538	31,839,911

		44,004,973

Tobacco - 0.8%
Altria Group, Inc.	542,178	38,716,931

		186,568,995

Energy - 2.6%
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (a)	30,920	233,137
Helmerich & Payne, Inc.	9,176	593,137
Oceaneering International, Inc.	35,180	743,705
Oil States International, Inc. (a)	29,530	835,699
RPC, Inc.	49,880	1,273,436

Company	Shares	U.S. $ Value
Schlumberger Ltd. (b)	217,235	$14,639,467

		18,318,581

Oil, Gas & Consumable Fuels - 2.2%
Devon Energy Corp.	353,432	14,632,085
EOG Resources, Inc.	236,789	25,551,901
Exxon Mobil Corp.	257,317	21,521,994
Hess Corp.	271,703	12,897,741
HollyFrontier Corp.	26,840	1,374,745
Marathon Petroleum Corp.	312,243	20,601,793
Oasis Petroleum, Inc. (a)	85,110	715,775
Parsley Energy, Inc.-Class A (a)	29,045	855,085
PDC Energy, Inc. (a)	13,814	711,973
QEP Resources, Inc. (a)	103,020	985,901
SM Energy Co.	44,810	989,405
SRC Energy, Inc. (a)	94,000	801,820

		101,640,218

		119,958,799

Utilities - 1.5%
Electric Utilities - 1.2%
Alliant Energy Corp.	20,916	891,231
American Electric Power Co., Inc.	389,743	28,673,392
Edison International (b)	376,608	23,816,690
PNM Resources, Inc.	20,920	846,214
Portland General Electric Co.	19,390	883,796

		55,111,323

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	6,380	513,463

Multi-Utilities - 0.3%
Black Hills Corp.	9,978	599,778
NiSource, Inc.	610,990	15,684,113

		16,283,891

		71,908,677

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Campus Communities, Inc.	15,830	649,505
Crown Castle International Corp.	170,009	18,872,699
Education Realty Trust, Inc.	22,940	801,065
Empire State Realty Trust, Inc.-Class A	43,998	903,279
Gramercy Property Trust	41,787	1,114,041
Mid-America Apartment Communities, Inc.	229,129	23,041,212
STAG Industrial, Inc.	33,720	921,568

		46,303,369

Materials - 0.7%
Chemicals - 0.6%
DowDuPont, Inc.	366,093	26,073,143
Ingevity Corp. (a)	5,168	364,189
Orion Engineered Carbons SA	4,020	102,912
PolyOne Corp.	30,855	1,342,193

Company	Shares	U.S. $ Value
Trinseo SA	16,460	$1,194,996

		29,077,433

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	5,269	1,164,660

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	72,790	1,124,605

Metals & Mining - 0.1%
Alcoa Corp. (a)	27,540	1,483,580

		32,850,278

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	70,270	714,646

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	188,548	11,974,683

		12,689,329

Total Common Stocks (cost $1,641,111,018)		2,311,101,435

INVESTMENT COMPANIES - 36.7%
Funds and Investment Trusts - 36.7% (c)
AB All Market Real Return Portfolio-Class Z (d)	33,901,878	302,065,734
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z (d)	14,735,530	188,909,491
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z (d)	47,254,566	604,858,446
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z (d)	7,515,362	88,981,883
iShares Core MSCI Emerging Markets ETF	536,418	30,522,184
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio-Class Z (d)	2,634,709	85,707,077
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio-Class Z (d)	18,739,531	340,497,285
SPDR S&P 500 ETF Trust	309,734	82,655,615

Total Investment Companies (cost $1,447,288,069)		1,724,197,715

SHORT-TERM INVESTMENTS - 13.8%
Investment Companies - 13.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.12% (c)(d)(e) (cost $640,030,490)	640,030,490	640,030,490

	Principal Amount (000)
U.S. TREASURY BILLS - 0.2%
U.S. Treasury Bill
Zero Coupon, 2/01/18-2/15/18	$6,500	$2,496,691

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 2/08/18 (f)	$5,000	$4,993,767

Total U.S. Treasury Bills (cost $7,490,458)		7,490,458

Total Short-Term Investments (cost $647,520,948)		647,520,948

Total Investments - 99.8% (cost $3,735,920,035) (g)		4,682,820,098
Other assets less liabilities - 0.2%		7,845,434

Net Assets - 100.0%		$4,690,685,532

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	5,093	March 2018	EUR	51	$219,194,910	$213,451,379	$(5,743,531)
FTSE 100 Index Futures	1,929	March 2018	GBP	19	193,895,992	198,927,197	5,031,205
Russell 2000 Mini Futures	246	March 2018	USD	12	18,605,422	18,898,950	293,528
S&P Mid 400 E-Mini Futures	78	March 2018	USD	8	14,634,425	14,838,720	204,295
SPI 200 Futures	1,065	March 2018	AUD	27	125,104,178	125,060,469	(43,709)
TOPIX Index Futures	2,366	March 2018	JPY	23,660	372,918,771	381,541,779	8,623,008
Sold Contracts
S&P TSX 60 Index Futures	1,026	March 2018	CAD	205	153,731,572	156,291,551	(2,559,979)
U.S. T-Note 10 Yr (CBT) Futures	930	March 2018	USD	93,000	115,616,169	115,363,594	252,575

							$6,057,392

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	11,745,661	USD	104,672	2/14/18	$224,615
Bank of America, NA	CAD	165,189	USD	129,589	2/14/18	(1,906,925)
Bank of America, NA	USD	162,235	JPY	18,350,240	2/14/18	942,574
Bank of America, NA	USD	179,752	JPY	20,071,049	2/14/18	(1,272,167)
Barclays Bank PLC	CHF	58,334	USD	58,994	2/14/18	(1,041,993)
Barclays Bank PLC	USD	7,621	NOK	62,553	2/14/18	6,555
BNP Paribas SA	CAD	98,987	USD	76,908	2/14/18	(1,889,139)
BNP Paribas SA	USD	114,165	CAD	142,745	2/14/18	(535,742)
Citibank, NA	SEK	18,625	USD	2,232	2/14/18	(43,755)
Credit Suisse International	JPY	11,745,661	USD	104,802	2/14/18	354,796
Credit Suisse International	EUR	101,832	USD	119,976	2/14/18	(2,501,652)
Credit Suisse International	GBP	123,685	USD	165,173	2/14/18	(2,045,459)
Credit Suisse International	CHF	31,829	USD	32,755	2/14/18	(3,084)
Credit Suisse International	USD	231,857	GBP	175,551	2/14/18	5,482,792
Credit Suisse International	USD	43,456	NOK	362,656	2/14/18	765,683
Deutsche Bank AG	SEK	268,258	USD	32,274	2/14/18	(509,040)
Deutsche Bank AG	USD	18,306	CHF	18,056	2/14/18	277,208
Goldman Sachs Bank USA	USD	98,958	JPY	11,179,641	2/14/18	456,075
HSBC Bank USA	GBP	91,394	USD	121,077	2/14/18	(2,485,346)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	EUR	3,627	USD	4,317	2/14/18	$(45,758)
JPMorgan Chase Bank, NA	AUD	102,244	USD	79,498	2/14/18	(276,709)
JPMorgan Chase Bank, NA	GBP	6,322	USD	8,369	2/14/18	(179,208)
Royal Bank of Scotland PLC	NOK	62,553	USD	7,896	2/14/18	268,790
Royal Bank of Scotland PLC	EUR	3,627	USD	4,317	2/14/18	(45,495)
Royal Bank of Scotland PLC	USD	63,793	JPY	7,221,366	2/14/18	422,382
State Street Bank & Trust Co.	SEK	18,625	USD	2,223	2/14/18	(52,635)

						$(5,632,637)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $992,833,417 and gross unrealized depreciation of investments was $(45,508,599), resulting in net unrealized appreciation of $947,324,818.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,311,101,435		$	– 0	–	$	– 0	–	$2,311,101,435
Investment Companies	1,724,197,715			– 0	–		– 0	–	1,724,197,715
Short-Term Investments:
Investment Companies	640,030,490			– 0	–		– 0	–	640,030,490
U.S. Treasury Bills	– 0	–		7,490,458			– 0	–	7,490,458

Total Investments in Securities	4,675,329,640			7,490,458			– 0	–	4,682,820,098
Other Financial Instruments (b):
Assets:
Futures	750,398			13,654,213			– 0	–	14,404,611
Forward Currency Exchange Contracts	– 0	–		9,201,470			– 0	–	9,201,470
Liabilities:
Futures	(2,559,979)			(5,787,240)			– 0	–	(8,347,219)
Forward Currency Exchange Contracts	– 0	–		(14,834,107)			– 0	–	(14,834,107)

Total (c)	$4,673,520,059			$9,724,794		$	– 0	–	$4,683,244,853

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

									Distributions
Fund	Market Value 9/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/17 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfoli-Class Z	$380,487	$10,318	$96,618		$5,223		$2,656	$302,066	$10,318		$	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	454,158	339,588	153,715		– 0	–	(1)	640,030	– 0	–		– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z	180,385	6,885	– 0	–	– 0	–	1,639	188,909	6,885			– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z	584,254	17,147	– 0	–	– 0	–	3,457	604,858	17,147			– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z	86,433	5,324	– 0	–	– 0	–	(2,775)	88,982	5,324			– 0	–
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio-Class Z	81,751	881	– 0	–	– 0	–	3,075	85,707	881			– 0	–
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio-Class Z	330,305	5,308	– 0	–	– 0	–	4,884	340,497	5,308			– 0	–

Total	$2,097,773	$385,451	$250,333		$5,223		$12,935	$2,251,049	$45,863		$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.2%
Long-Term Municipal Bonds - 67.8%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,400,629
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	3,981,201

		7,381,830

Arizona - 2.7%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,715,925
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	10,377,869
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,775,150
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,534,595
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,914,177
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	25,929,542
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,800	1,809,216

		53,056,474

California - 1.4%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,655,548
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
NATL Series 2006-32F
5.25%, 5/01/18	680	688,514
Series 2009C-2
5.00%, 5/01/25	1,025	1,070,582
Series 2010C
5.00%, 5/01/19	730	762,558
State of California
Series 2014
5.00%, 10/01/29	50	59,246
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,133,318

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	$12,400	$14,144,680

		28,514,446

Colorado - 1.3%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29 (a)(b)	2,375	2,588,821
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	326,259
Series 2011A
5.25%, 11/15/18	13,135	13,539,952
5.50%, 11/15/19	4,375	4,665,719
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19 (a)(b)	1,000	1,047,110
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,153,660
5.125%, 1/15/23	2,000	2,153,120

		26,474,641

Connecticut - 2.5%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/26-11/01/31	8,625	9,888,263
Series 2017C
5.00%, 8/15/25	1,000	1,138,170
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,265,851
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	31,024,900

		48,317,184

District of Columbia - 1.5%
District of Columbia
Series 2017D
5.00%, 6/01/21-6/01/27	11,535	13,787,961
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/18	7,320	7,503,293
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/21-7/01/22	7,715	8,620,994

		29,912,248

Florida - 8.2%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	7,826,375

	Principal Amount (000)	U.S. $ Value
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	$7,660	$8,639,331
Series 2012A-1
5.00%, 6/01/21	10,490	11,551,693
City of Jacksonville FL
Series 2010A
5.00%, 10/01/18 (Pre-refunded/ETM) (a)	6,170	6,328,199
5.00%, 10/01/18-10/01/19	6,310	6,534,906
5.00%, 10/01/19 (Pre-refunded/ETM) (a)	2,690	2,843,787
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,780,675
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	8,647,433
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	7,692,253
Series 2011A
5.625%, 10/01/26	2,470	2,747,924
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,559,634
Florida State Board of Education (State of Florida)
Series 2017F
5.00%, 6/01/22-6/01/23	5,595	6,416,950
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	20,215,546
Series 2017A
5.00%, 7/01/19-7/01/20	29,910	32,104,323
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	2,640	2,706,079
North Broward Hospital District
Series 2017B
5.00%, 1/01/27-1/01/32	13,610	15,591,492
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,450,846
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
5.00%, 8/15/27-8/15/30	10,925	12,887,265
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,809,343

		162,334,054

Georgia - 0.4%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/21	3,275	3,614,454

	Principal Amount (000)	U.S. $ Value
State of Georgia
Series 2016E
5.00%, 12/01/23	$3,550	$4,197,378

		7,811,832

Hawaii - 2.0%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,450,876
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,329,234
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	22,295,624

		40,075,734

Illinois - 5.3%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,364,427
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	32,909,971
Chicago Transit Authority
AGC Series 2008A
5.00%, 6/01/21 (Pre-refunded/ETM)	4,685	4,835,810
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,734,221
State of Illinois
Series 2010
5.00%, 1/01/18	160	160,000
Series 2012
5.00%, 8/01/21	1,665	1,762,053
Series 2013
5.00%, 7/01/21-7/01/22	1,805	1,912,794
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,836,989
Series 2014
5.00%, 2/01/21-5/01/24	4,220	4,532,304
Series 2016
5.00%, 2/01/22-2/01/24	11,350	12,171,064
Series 2017D
5.00%, 11/01/26	8,140	8,923,882
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	9,793,163
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	19,052,973

		103,989,651

Kansas - 0.1%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	2,980,384

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.9%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/26-7/01/28	$5,825	$6,630,186
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/26-6/01/31	10,460	11,888,005

		18,518,191

Louisiana - 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30 (a)	1,550	1,755,143
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/19	4,230	4,457,574
State of Louisiana
Series 2017B
5.00%, 10/01/29	10,025	12,218,971

		18,431,688

Massachusetts - 3.0%
Commonwealth of Massachusetts
NATL Series 2000F
2.206%, 12/01/30 (c)	5,400	5,132,376
NATL Series 2000G
2.206%, 12/01/30 (c)	5,600	5,322,464
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,666,212
Series 2016H
5.00%, 12/01/22	9,655	11,120,436
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	5,638,781
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,183,557
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/18	1,920	1,920,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
5.00%, 7/01/30	5,165	6,234,672

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	$5,385	$6,001,690

		59,220,188

Michigan - 1.7%
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,299,090
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,740,582
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,946,701
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,272,003
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,258,140

		32,516,516

Mississippi - 1.0%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	3,870	4,186,643
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	1,790	1,936,458
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	3,835	4,148,780
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	5,445	5,867,661
Series 2010D
5.00%, 8/01/23	3,695	3,979,847

		20,119,389

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,040,429

Nevada - 0.5%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,074,702
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,238,800

	Principal Amount (000)	U.S. $ Value
County of Clark NV (County of Clark NV Fuel Tax)
Series 2016
5.00%, 7/01/19	$6,195	$6,502,954

		9,816,456

New Jersey - 3.7%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM) (a)	3,625	3,709,064
5.25%, 9/01/19 (Pre-refunded/ETM) (a)	2,465	2,609,769
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
AMBAC Series 2005K
5.50%, 12/15/19	1,880	1,993,308
Series 2011EE
5.00%, 9/01/18	1,315	1,340,485
5.25%, 9/01/19	915	956,879
Series 2014U
5.00%, 6/15/23	1,610	1,785,281
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,874,487
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/27	1,325	1,603,806
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
5.00%, 10/01/28	2,000	2,287,800
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,444,130
New Jersey Transportation Trust Fund Authority
Series 2012A
5.00%, 6/15/24	2,500	2,719,850
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	7,500	7,600,200
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,494,551
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	18,682,829
Series 2017B
5.00%, 1/01/30	1,565	1,912,211

		72,014,650

New York - 8.4%
City of New York NY
Series 2013B
5.00%, 8/01/19	3,860	4,061,762
Series 2013H
5.00%, 8/01/25	2,510	2,918,477
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,922,078

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 8/01/23	$7,220	$8,411,589
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	19,253,065
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,919,095
Series 2017C
5.00%, 11/15/30	4,340	5,325,310
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,762,837
Series 2014C
5.00%, 11/01/28	10,665	12,522,950
Series 2017
5.00%, 11/01/28	4,255	5,281,434
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM) (a)	5	5,611
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	18,273,104
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	30,893,924
Series 2017B
5.00%, 2/15/30	1,140	1,401,961
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.943%, 1/01/39 (c)	5,000	4,788,300

		165,741,497

North Carolina - 0.4%
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/29	1,000	1,223,710
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,239,421

		7,463,131

Ohio - 0.6%
County of Cuyahoga OH
(MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,257,900
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,462,876

	Principal Amount (000)	U.S. $ Value
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	$1,105	$1,236,539

		11,957,315

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,239,030

Oregon - 1.1%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM) (a)	5,105	5,662,619
5.25%, 4/01/26	825	915,940
State of Oregon (Washington County School District No 1 West Union)
5.00%, 6/15/27	2,160	2,702,765
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017C
5.00%, 11/15/19	3,725	3,953,379
Washington County School District No 1 West Union
5.00%, 6/15/26	7,000	8,631,280

		21,865,983

Pennsylvania - 4.6%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,667,458
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/22 (b)	1,750	1,905,085
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/19	2,500	2,619,475
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,665,063
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/27	22,375	27,035,936
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,875,710
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/18 (Pre-refunded/ETM) (a)	1,990	2,029,900

	Principal Amount (000)	U.S. $ Value
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25 (a)	$2,535	$2,716,405
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25 (Pre-refunded/ETM)	9,585	10,753,603
5.00%, 12/01/26 (Pre-refunded/ETM)	4,080	4,577,434
Series 2017B
5.00%, 6/01/31	11,050	12,859,879
Series 2017S
5.00%, 12/01/28-12/01/30	8,105	9,683,604
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,204,727

		89,594,279
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/28	2,000	2,414,500

Texas - 7.9%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,205,610
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	13,414,313
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,511,248
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,488,834
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	21,299,738
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,082,004
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	693,739
Series 2014
5.00%, 2/01/21	2,000	2,198,340
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,197,060
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,259,583
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	5,655,232

	Principal Amount (000)	U.S. $ Value
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	$1,860	$2,015,756
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20	4,015	4,359,085
5.00%, 8/15/21 (Pre-refunded/ETM)	3,000	3,257,100
5.00%, 8/15/24 (Pre-refunded/ETM)	3,510	3,810,807
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/28	1,100	1,269,191
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/23	1,160	1,338,652
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,027,712
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,591,559
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	22,986,556
University of Houston
Series 2017A
5.00%, 2/15/22-2/15/23	29,400	33,486,350
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	9,755	10,429,753
Via Metropolitan Transit (via Metropolitan Transit Sales Tax)
Series 2017
5.00%, 7/15/24	2,580	3,065,711

		154,643,933

Virginia - 1.0%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,529,062
Virginia Commonwealth Transportation Board
Series 2017
5.00%, 3/15/24	11,180	13,204,921

		19,733,983

Washington - 5.1%
Chelan County Public Utility District No 1
Series 2011A
5.25%, 7/01/22	7,835	8,693,089
Series 2011B
5.50%, 7/01/23	5,540	6,201,254

	Principal Amount (000)	U.S. $ Value
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21 (Pre-refunded/ETM) (a)	$3,875	$4,124,705
5.00%, 1/01/21	7,960	8,455,192
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	16,293,292
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,287,602
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,704,927
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	5,752,679
Series 2012
5.00%, 12/01/26	6,065	6,887,657
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,319,604
Series 20152
5.00%, 7/01/24	3,755	4,470,628
Series 2015R
5.00%, 7/01/23	3,735	4,357,587
State of Washington COP
Series 2015C
5.00%, 1/01/21-7/01/21	8,095	8,937,369

		99,485,585

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,650	1,628,385

Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,619,376
Series 2016B
5.00%, 12/01/25 (b)	2,510	2,861,124
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (b)	1,000	1,003,220

		7,483,720

Total Long-Term Municipal Bonds (cost $1,298,830,258)		1,333,777,326

	Principal Amount (000)	U.S. $ Value
SHORT-TERM MUNICIPAL NOTES - 0.4%
California - 0.4%
Irvine Unified School District
Series 2014
1.60%, 9/01/54 (d)
(cost $7,200,000)	$7,200	$7,200,000

Total Municipal Obligations (cost $1,306,030,258)		1,340,977,326

Company	Shares
INVESTMENT COMPANIES - 24.8%
Funds and Investment Trusts - 24.8% (e)
iShares Core MSCI EAFE ETF	921,201	60,882,174
iShares Core MSCI Emerging Markets ETF	1,151,003	65,492,071
SPDR S&P 500 ETF Trust	1,298,777	346,591,630
Vanguard Mid-Cap ETF	93,918	14,536,628

Total Investment Companies (cost $411,677,413)		487,502,503

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.125%, 11/30/23 (f)
(cost $3,648,586)	$3,698	3,667,954

	Shares
SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (e)(g)(h)
(cost $49,876,239)	49,876,239	49,876,239

	Principal Amount (000)
U.S. Treasury Bills - 2.3%
U.S. Treasury Bill
Zero Coupon, 2/01/18 (i)	$24,500	24,475,928
Zero Coupon, 2/15/18	22,000	21,965,873

Total U.S. Treasury Bills (cost $46,441,801)		46,441,801

Total Short-Term Investments (cost $96,318,040)		96,318,040

Total Investments - 98.0% (cost $1,817,674,297) (j)		1,928,465,823
Other assets less liabilities - 2.0%		39,861,745

Net Assets - 100.0%		$1,968,327,568

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1,629	March 2018	EUR	16	$70,109,662	$68,272,589	$(1,837,073)
FTSE 100 Index Futures	416	March 2018	GBP	4	41,814,791	42,899,800	1,085,009
Russell 2000 Mini Futures	402	March 2018	USD	20	30,403,982	30,883,650	479,668
S&P 500 E-Mini Futures	187	March 2018	USD	9	24,608,502	25,020,600	412,098
S&P Mid 400 E-Mini Futures	28	March 2018	USD	3	5,253,130	5,326,720	73,590
SPI 200 Futures	245	March 2018	AUD	6	28,779,835	28,769,780	(10,055)
TOPIX Index Futures	516	March 2018	JPY	5,160	81,329,707	83,210,295	1,880,588
Sold Contracts
S&P TSX 60 Index Futures	79	March 2018	CAD	16	11,837,031	12,034,145	(197,114)
U.S. T-Note 10 Yr (CBT) Futures	1,248	March 2018	USD	124,800	155,514,916	154,810,500	704,416

							$2,591,127

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	26,366	USD	20,684	2/14/18	$(304,369)
Bank of America, NA	JPY	1,850,481	USD	16,491	2/14/18	35,387
Bank of America, NA	USD	39,429	JPY	4,459,762	2/14/18	229,079
Bank of America, NA	USD	29,376	JPY	3,280,091	2/14/18	(207,903)
Barclays Bank PLC	CHF	3,306	USD	3,343	2/14/18	(59,049)
BNP Paribas SA	CAD	16,691	USD	12,968	2/14/18	(318,539)
BNP Paribas SA	USD	31,769	CAD	39,710	2/14/18	(158,464)
Citibank, NA	USD	26,023	EUR	22,172	2/14/18	644,684
Credit Suisse International	CHF	5,042	USD	5,189	2/14/18	(489)
Credit Suisse International	EUR	15,023	USD	17,700	2/14/18	(369,066)
Credit Suisse International	GBP	21,771	USD	29,073	2/14/18	(360,038)
Credit Suisse International	JPY	1,850,481	USD	16,511	2/14/18	55,897
Credit Suisse International	USD	35,851	GBP	27,144	2/14/18	847,771
Credit Suisse International	USD	7,094	NOK	59,204	2/14/18	125,000
Deutsche Bank AG	SEK	23,969	USD	2,884	2/14/18	(45,483)
Deutsche Bank AG	USD	2,094	CHF	2,065	2/14/18	31,704
Goldman Sachs Bank USA	USD	33,105	JPY	3,739,940	2/14/18	152,571
HSBC Bank USA	EUR	857	USD	1,020	2/14/18	(10,814)
HSBC Bank USA	GBP	4,456	USD	5,903	2/14/18	(121,164)
JPMorgan Chase Bank, NA	AUD	9,916	USD	7,710	2/14/18	(26,837)
Royal Bank of Scotland PLC	EUR	857	USD	1,020	2/14/18	(10,751)

						$129,127

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD	1,796	$(81,219)	$(108,592)	$27,373
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	1,922	(81,791)	(116,724)	34,933
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	719	(31,796)	(41,934)	10,138
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	718	(31,752)	(39,178)	7,426

						$(226,558)	$(306,428)	$79,870

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$12,000	10/23/26	2.310%	CPI	#	Maturity	$(587,032)
Barclays Bank PLC	10,000	12/04/27	2.170%	CPI	#	Maturity	46,669
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	Maturity	(566,538)
Barclays Bank PLC	13,000	12/04/32	2.233%	CPI	#	Maturity	90,794
Citibank, NA	25,380	12/14/20	1.548%	CPI	#	Maturity	554,753
Citibank, NA	28,000	10/23/21	2.039%	CPI	#	Maturity	(745,882)
Citibank, NA	22,000	11/04/23	1.900%	CPI	#	Maturity	378,492
Citibank, NA	10,000	7/20/27	2.104%	CPI	#	Maturity	108,575
Deutsche Bank AG	12,900	7/15/20	1.265%	CPI	#	Maturity	493,000
Deutsche Bank AG	10,000	9/04/25	1.818%	CPI	#	Maturity	214,142
JPMorgan Chase Bank, NA	13,000	11/04/26	2.015%	CPI	#	Maturity	229,842
JPMorgan Chase Bank, NA	10,000	3/02/24	2.175%	CPI	#	Maturity	(59,921)
JPMorgan Chase Bank, NA	33,000	7/20/24	1.995%	CPI	#	Maturity	359,236
Morgan Stanley Capital Services LLC	56,000	7/20/22	1.939%	CPI	#	Maturity	489,321

							$1,005,451

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $13,920,655 or 0.7% of net assets.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $15,243,140 or 0.77% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $122,719,451 and gross unrealized depreciation of investments was $(8,122,350), resulting in net unrealized appreciation of $114,597,101.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.4%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SD	-	School District
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,286,275,096		$47,502,230		$1,333,777,326
Short-Term Municipal Notes		– 0	–	7,200,000		– 0	–	7,200,000
Investment Companies		487,502,503		– 0	–	– 0	–	487,502,503
Governments - Treasuries		– 0	–	3,667,954		– 0	–	3,667,954
Short-Term Investments:
Investment Companies		49,876,239		– 0	–	– 0	–	49,876,239
U.S. Treasury Bills		– 0	–	46,441,801		– 0	–	46,441,801
Total Investments in Securities		537,378,742		1,343,584,851		47,502,230		1,928,465,823
Other Financial Instruments (a):
Assets:
Futures		1,669,772		2,965,597		– 0	–	4,635,369
Forward Currency Exchange Contracts		– 0	–	2,122,093		– 0	–	2,122,093
Inflation (CPI) Swaps		– 0	–	2,964,824		– 0	–	2,964,824
Liabilities:
Futures		(197,114)		(1,847,128)		– 0	–	(2,044,242)
Forward Currency Exchange Contracts		– 0	–	(1,992,966)		– 0	–	(1,992,966)
Credit Default Swaps		– 0	–	(226,558)		– 0	–	(226,558)
Inflation (CPI) Swaps		– 0	–	(1,959,373)		– 0	–	(1,959,373)

Total (b)		$538,851,400		$1,345,611,340		$47,502,230		$1,931,964,970

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$46,366,088		$46,366,088
Accrued discounts/(premiums)	(114,983)		(114,983)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(551,125)		(551,125)
Purchases	1,802,250		1,802,250
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	$47,502,230		$47,502,230

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(551,125)		$(551,125)

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

													Distributions
Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 12/31/17 (000)			Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$16,343	$	– 0	–	$16,623	$899		$(619)		$	– 0	–	$	– 0	–	$	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	143,211		150,211		243,546	– 0	–	– 0	–		49,876			– 0	–		– 0	–

Total	$159,544		$150,211		$260,169	$899		$(619)			$49,876		$	– 0	–	$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.9%
Long-Term Municipal Bonds - 64.9%
Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	$515	$517,637

California - 56.0%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	1,000	1,101,710
Anaheim Public Financing Authority (Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	1,000	1,222,240
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,389,420
Bay Area Toll Authority
Series 2017
5.00%, 4/01/28	2,700	3,446,874
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	6,866,491
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,324,953
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,375,300
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	3,430	3,933,901
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	3,000	3,341,490
California Municipal Finance Authority (California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,880,582
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	920	945,640
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,608,210
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,623,852
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,168,503
Series 2014A 5.00%, 9/01/30	4,375	5,097,619

	Principal Amount (000)	U.S. $ Value
California State University
Series 2011A
5.25%, 11/01/26	$2,035	$2,298,349
Series 2016A
5.00%, 11/01/25	1,000	1,233,460
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,901,104
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,637,470
Central Coast Water Authority
Series 2016
5.00%, 10/01/19	5,685	6,019,107
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,072,955
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,470,082
City of Hayward CA COP
Series 2015
5.00%, 11/01/22	3,365	3,887,652
City of Long Beach CA Harbor Revenue
NATL Series 1998A
6.00%, 5/15/18	3,305	3,360,954
Series 2010B
5.00%, 5/15/22	2,000	2,158,720
Series 2015A
5.00%, 5/15/21	3,000	3,317,370
City of Los Angeles Department of Airports
Series 2017A
5.00%, 5/15/30-5/15/31	4,860	5,864,157
Series 2017B
5.00%, 5/15/21	1,875	2,065,594
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
5.00%, 5/15/18	1,000	1,012,990
Series 2010A
5.00%, 5/15/25	1,500	1,615,410
Series 2010D
5.25%, 5/15/28	4,145	4,485,843
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,561,401
City of Roseville CA
Series 2017A
5.00%, 9/01/31 (a)	1,000	1,153,920
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/31 (a)	360	391,334

	Principal Amount (000)	U.S. $ Value
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24	$5,385	$6,044,986
Series 2017D
5.00%, 11/01/26-11/01/27	7,440	9,348,973
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/24	1,955	2,288,386
Series 2014B
5.00%, 3/01/26	2,360	2,793,957
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	4,077,745
Corona-Norco Unified School District
Series 2015
5.00%, 8/01/18	1,000	1,020,810
County of Monterey CA COP
Series 2017
5.00%, 10/01/29	4,870	6,035,829
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,049,827
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/28 (a)	1,505	1,744,190
Golden State Tobacco Securitization Corp.
Series 2017A
4.00%, 6/01/18	4,280	4,325,240
Irvine Unified School District
Series 2017A
5.00%, 9/01/23 (a)	925	1,067,450
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,624,586
Long Beach Unified School District
Series 2016
5.00%, 8/01/24	4,175	5,008,789
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25	1,950	2,340,780
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013C
5.00%, 7/01/19	1,240	1,304,654
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,069,660
Los Angeles Unified School District/CA
Series 2010K
5.00%, 7/01/18	6,360	6,471,491
Series 2010KRY
5.25%, 7/01/25	160	174,142
Series 2014C
5.00%, 7/01/27	6,815	8,109,237

	Principal Amount (000)	U.S. $ Value
Metropolitan Water District of Southern California
Series 2017B
5.00%, 8/01/20-8/01/21	$12,495	$13,810,258
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,849,097
Orange County Sanitation District
Series 2016A
5.00%, 2/01/25	1,560	1,898,426
Palomar Health
Series 2016
4.00%, 11/01/19	550	565,334
5.00%, 11/01/20	1,230	1,315,497
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,948,363
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,577,925
Series 2016A
4.00%, 8/01/18	2,755	2,795,884
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,191,710
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29	1,900	2,336,164
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	300	340,539
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,641,943
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,359,300
San Diego County Water Authority Financing Corp.
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,391,087
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	1,570	1,644,685
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	6,013,052
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax)
Series 2010
5.00%, 7/01/27	2,000	2,159,500
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM) (a)	1,775	1,970,090
5.00%, 5/01/24	695	769,594

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
NATL Series 2006-32F
5.25%, 5/01/18	$675	$683,451
Series 2009C-2
5.00%, 5/01/25	500	522,235
Series 2011
5.25%, 5/01/18	1,015	1,027,535
Series 2012-2
5.00%, 5/01/27	1,270	1,451,547
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,355,807
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,715,800
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01)
Series 2016
5.00%, 9/01/27 (a)	750	859,590
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,358,533
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22 (Pre-refunded/ETM)	3,000	3,300,630
5.25%, 11/01/24 (Pre-refunded/ETM)	5,675	6,243,692
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	5,621,133
State of California
Series 2011
5.00%, 10/01/20	1,500	1,635,525
Series 2013
5.00%, 10/01/19-2/01/21	7,185	7,696,913
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,625,547
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,277,587
University of California
5.00%, 5/15/23 (a)	2,645	3,002,419
5.00%, 5/15/23	4,755	5,425,503
Series 2010U
5.00%, 5/15/18	2,555	2,589,620
Series 2013A
5.00%, 5/15/48	6,000	7,021,440
Series 2015A
5.00%, 5/15/21	5,355	5,962,364
Series 2017A
5.00%, 5/15/28	3,035	3,794,418
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25 (Pre-refunded/ETM)	1,790	1,996,154

	Principal Amount (000)	U.S. $ Value
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	$4,240	$4,854,508
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,334,718

		333,670,506

Colorado - 0.7%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,093,170
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22 (a)(b)	690	751,907
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,234,502
Sterling Ranch Community Authority Board
Series 2017A
5.00%, 12/01/30 (a)	1,000	1,024,590

		4,104,169

Florida - 0.3%
Citizens Property Insurance Corp.
Series 2011A-1
5.00%, 6/01/19	2,035	2,127,043

Illinois - 2.3%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	2,000	2,138,340
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	550	551,518
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/30	1,400	1,578,906
State of Illinois
Series 2010
5.00%, 1/01/18	160	160,000
Series 2012
5.00%, 8/01/21	350	370,401
Series 2013A
5.00%, 4/01/20	1,415	1,475,916
Series 2014
5.00%, 5/01/25	2,165	2,333,783
Series 2016
5.00%, 2/01/22	1,520	1,613,617
Series 2017D
5.00%, 11/01/26	3,190	3,497,197

		13,719,678

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000E
2.326%, 12/01/30 (c)	$1,925	$1,829,597
NATL Series 2000F
2.206%, 12/01/30 (c)	2,250	2,138,490

		3,968,087

Michigan - 0.4%
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,471,170

New Jersey - 2.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,428,057
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,615,949
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 12/15/19	5,000	5,241,250

		14,285,256

New York - 0.1%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.943%, 1/01/39 (c)	1,000	957,660

Ohio - 0.2%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,038,160

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22	1,000	1,099,400

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,020,640

	Principal Amount (000)	U.S. $ Value
Texas - 0.7%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	$2,850	$3,034,053
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	1,000	1,046,330

		4,080,383

Washington - 0.4%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,411,469

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,135	1,265,945

Total Municipal Obligations (cost $377,591,211)		386,737,203

Company	Shares
INVESTMENT COMPANIES - 23.6%
Funds and Investment Trusts - 23.6% (d)
iShares Core MSCI EAFE ETF	236,626	15,638,613
iShares Core MSCI Emerging Markets ETF	346,929	19,740,260
SPDR S&P 500 ETF Trust	377,648	100,779,145
Vanguard Mid-Cap ETF	26,350	4,078,453

Total Investment Companies (cost $118,453,646)		140,236,471

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes 2.125%, 11/30/23 (e) (cost $1,187,365)	$1,200	1,190,250

	Shares
SHORT-TERM INVESTMENTS - 10.7%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (f)(g)(d) (cost $38,085,936)	38,085,936	38,085,936

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 4.3%
U.S. Treasury Bill
Zero Coupon, 1/04/18	$10,200	$10,199,110
Zero Coupon, 2/22/18-3/22/18 (h)	15,200	15,160,022

Total U.S. Treasury Bills (cost $25,359,132)		25,359,132

Total Short-Term Investments (cost $63,445,068)		63,445,068

Total Investments - 99.4% (cost $560,677,290) (i)		591,608,992
Other assets less liabilities – 0.6%		3,852,085

Net Assets - 100.0%		$595,461,077

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	520	March 2018	EUR	5	$22,380,003	$21,793,583	$(586,420)
FTSE 100 Index Futures	130	March 2018	GBP	1	13,067,122	13,406,187	339,065
Russell 2000 Mini Futures	125	March 2018	USD	6	9,454,043	9,603,125	149,082
S&P 500 E-Mini Futures	86	March 2018	USD	4	11,317,177	11,506,800	189,623
S&P Mid 400 E-Mini Futures	10	March 2018	USD	1	1,875,765	1,902,400	26,635
SPI 200 Futures	77	March 2018	AUD	2	9,045,091	9,041,931	(3,160)
TOPIX Index Futures	160	March 2018	JPY	1,600	25,218,514	25,801,642	583,128
Sold Contracts
S&P TSX 60 Index Futures	24	March 2018	CAD	5	3,596,061	3,655,943	(59,882)
U.S. T-Note 10 Yr (CBT) Futures	376	March 2018	USD	37,600	46,852,839	46,641,625	211,214

							$849,285

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	7,835	USD	6,147	2/14/18	$(90,447)
Bank of America, NA	JPY	543,598	USD	4,844	2/14/18	10,395
Bank of America, NA	USD	11,935	JPY	1,349,997	2/14/18	69,344
Bank of America, NA	USD	8,660	JPY	966,962	2/14/18	(61,289)
Barclays Bank PLC	CHF	786	USD	794	2/14/18	(14,032)
BNP Paribas SA	CAD	4,974	USD	3,865	2/14/18	(94,933)
BNP Paribas SA	USD	9,472	CAD	11,839	2/14/18	(47,230)
Citibank, NA	USD	8,598	EUR	7,326	2/14/18	213,003
Credit Suisse International	CHF	1,506	USD	1,550	2/14/18	(146)
Credit Suisse International	EUR	5,480	USD	6,456	2/14/18	(134,618)
Credit Suisse International	GBP	6,617	USD	8,837	2/14/18	(109,435)
Credit Suisse International	JPY	543,598	USD	4,850	2/14/18	16,420
Credit Suisse International	USD	10,798	GBP	8,176	2/14/18	255,335
Credit Suisse International	USD	2,155	NOK	17,988	2/14/18	37,979
Deutsche Bank AG	SEK	6,611	USD	795	2/14/18	(12,545)
Deutsche Bank AG	USD	620	CHF	612	2/14/18	9,390
Goldman Sachs Bank USA	USD	10,540	JPY	1,190,717	2/14/18	48,575
HSBC Bank USA	GBP	1,010	USD	1,338	2/14/18	(27,459)
JPMorgan Chase Bank, NA	AUD	2,754	USD	2,141	2/14/18	(7,453)

						$60,854

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD	527	$(22,426)	$(31,864)	$9,438
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	564	(24,001)	(34,252)	10,251
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	211	(9,331)	(12,306)	2,975
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	211	(9,331)	(11,513)	2,182

						$(65,089)	$(89,935)	$24,846

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$5,000	10/23/26	2.310%	CPI	#	Maturity	$(244,597)
Barclays Bank PLC	5,000	12/04/27	2.170%	CPI	#	Maturity	23,334
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	Maturity	(56,654)
Citibank, NA	7,280	12/14/20	1.548%	CPI	#	Maturity	159,125
Citibank, NA	6,400	10/23/21	2.039%	CPI	#	Maturity	(170,487)
Citibank, NA	7,000	11/04/23	1.900%	CPI	#	Maturity	120,429
Citibank, NA	3,000	7/20/27	2.104%	CPI	#	Maturity	32,573
Deutsche Bank AG	3,700	7/15/20	1.265%	CPI	#	Maturity	141,403
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	Maturity	85,657
JPMorgan Chase Bank, NA	3,000	3/02/24	2.175%	CPI	#	Maturity	(17,976)
JPMorgan Chase Bank, NA	5,000	7/20/24	1.995%	CPI	#	Maturity	54,430
JPMorgan Chase Bank, NA	4,000	11/04/26	2.015%	CPI	#	Maturity	70,721
Morgan Stanley Capital Services LLC	19,000	7/20/22	1.939%	CPI	#	Maturity	166,020
Morgan Stanley Capital Services, Inc.	5,000	7/20/32	2.158%	CPI	#	Maturity	91,179

							$455,157

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $4,299,674 or 0.7% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $4,925,747 or 0.83% of net assets.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,683,593 and gross unrealized depreciation of investments was $(2,361,749), resulting in net unrealized appreciation of $32,321,844.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.1% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation

SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$371,929,737		$14,807,466		$386,737,203
Investment Companies		140,236,471		– 0	–	– 0	–	140,236,471
Governments - Treasuries		– 0	–	1,190,250		– 0	–	1,190,250
Short-Term Investments:
Investment Companies		38,085,936		– 0	–	– 0	–	38,085,936
U.S. Treasury Bills		– 0	–	25,359,132		– 0	–	25,359,132
Total Investments in Securities		178,322,407		398,479,119		14,807,466		591,608,992
Other Financial Instruments (a):
Assets:
Futures		576,554		922,193		– 0	–	1,498,747
Forward Currency Exchange Contracts		– 0	–	660,441		– 0	–	660,441
Inflation (CPI) Swaps		– 0	–	944,871		– 0	–	944,871
Liabilities:
Futures		(59,882)		(589,580)		– 0	–	(649,462)
Forward Currency Exchange Contracts		– 0	–	(599,587)		– 0	–	(599,587)
Credit Default Swaps		– 0	–	(65,089)		– 0	–	(65,089)
Inflation (CPI) Swaps		– 0	–	(489,714)		– 0	–	(489,714)

Total (b)		$178,839,079		$399,262,654		$14,807,466		$592,909,199

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$9,248,064		$9,248,064
Accrued discounts/(premiums)	(22,934)		(22,934)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	172,201		172,201
Purchases	5,410,135		5,410,135
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	14,807,466		14,807,466

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$172,201		$172,201

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

							Distributions
Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/17 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$4,777	$0	$4,859	$263	$(181)	$0	$0	$0
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	51,186	42,366	55,466	0	0	38,086	0	0

Total	$55,963	$42,366	$60,325	$263	$(181)	$38,086	$0	$0

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Schedule of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.6%
Long-Term Municipal Bonds - 68.3%
Alabama - 0.2%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,096,590

Arizona - 0.7%
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/22 (Pre-refunded/ETM)	2,575	2,782,339
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	420	422,150

		3,204,489

Colorado - 1.4%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,093,170
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,485,790
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22 (a)(b)	600	653,832
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,181,928

		6,414,720

District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,283,813

Florida - 1.5%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,560,655
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	2,840	3,127,437
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	173,014

		6,861,106

Illinois - 2.7%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	1,465	1,561,236

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	$475	$476,311
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/25	1,000	1,129,940
State of Illinois
Series 2010
5.00%, 1/01/18	160	160,000
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,340,662
Series 2017D
5.00%, 11/01/26	2,000	2,192,600
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,807,348

		12,668,097

Massachusetts - 0.3%
Commonwealth of Massachusetts
NATL Series 2000F
2.206%, 12/01/30 (c)	1,525	1,449,421

Michigan - 1.2%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,841,002

New Jersey - 2.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,897,855
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,610,922
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,114,596

		10,623,373

New York - 55.3%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,817,572
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,078,460
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	750	789,638
City of New York NY
Series 2010B
5.00%, 8/01/19	1,275	1,341,644

	Principal Amount (000)	U.S. $ Value
Series 2010H
5.00%, 6/01/19 (Pre-refunded/ETM) (a)	$945	$990,455
5.00%, 6/01/19	275	288,109
Series 2014A
5.00%, 8/01/28	1,285	1,501,625
Series 2014J
5.00%, 8/01/27	1,085	1,274,441
Series 2017-1
5.00%, 8/01/31	6,160	7,493,640
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,186,340
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,200,183
Series 2014A
5.00%, 4/01/25	4,775	5,566,074
County of Westchester NY
Series 2016A
5.00%, 1/01/21-1/01/23	10,435	11,786,585
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	774,032
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,785,972
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(d)	275	269,684
Metropolitan Transportation Authority
Series 2011C
5.00%, 11/15/25	6,505	7,268,687
Series 2012
5.00%, 11/15/22	2,650	3,034,064
Series 2012F
5.00%, 11/15/25	1,000	1,150,970
Series 2017C
5.00%, 11/15/31	9,900	12,086,910
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,283,545
Series 2016A
5.00%, 11/15/25	1,375	1,677,211
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,070,620
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	540,180
Series 2011GG
5.00%, 6/15/26	8,070	8,932,844

	Principal Amount (000)	U.S. $ Value
Series 2015G
5.00%, 6/15/27	$2,885	$3,496,822
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	4,656,225
Series 2010I-2
5.00%, 11/01/19	2,000	2,119,720
Series 2011B
5.00%, 2/01/21	4,110	4,520,178
Series 2012D
5.00%, 11/01/22	1,220	1,402,158
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,045,550
Series 2013I
5.00%, 5/01/22	2,270	2,577,154
Series 2014B
5.00%, 11/01/26	4,000	4,751,680
Series 2015C
5.00%, 11/01/28	2,145	2,555,746
Series 2017
5.00%, 11/01/26-11/01/28	4,265	5,277,117
Series 2017E-1
5.00%, 2/01/30	1,155	1,405,993
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,877,487
New York State Dormitory Authority
Series 2008A
5.00%, 3/15/18 (Pre-refunded/ETM)	4,635	4,667,908
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,236,229
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	645	656,049
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,609,420
AGM Series 2015
5.00%, 10/01/22	2,725	3,119,771
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/21-3/15/23	12,235	13,691,885
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (b)	700	795,200
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,510,245
Series 2014A
5.00%, 2/15/18-2/15/28	3,060	3,401,383

	Principal Amount (000)	U.S. $ Value
Series 2014C
5.00%, 3/15/29	$3,000	$3,514,620
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,108,270
Series 2015A
5.00%, 7/01/18	3,440	3,499,959
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.879%, 5/01/34 (c)	1,000	957,790
XLCA Series 2004A
1.943%, 1/01/39 (c)	200	191,532
XLCA Series 2004B
2.45%, 5/01/32 (c)	925	886,354
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	1,887,846
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,605,488
Series 2011A
5.00%, 4/01/23	1,590	1,753,309
Series 2012A
5.00%, 4/01/20	1,975	2,122,414
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,891,410
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/18	3,890	3,918,086
Series 2016A
5.00%, 3/15/22-3/15/24	6,600	7,598,472
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/26-8/01/31	4,170	4,470,350
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	1,941,223
Niagara Falls City School District
Series 2016
5.00%, 6/15/18-6/15/19	3,855	3,989,582
Niagara Frontier Transportation Authority
AGM Series 2004A2
2.814%, 4/01/24 (c)	1,000	1,000,000
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,922,958
Series 2013-180
5.00%, 6/01/21	2,500	2,772,250

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 9/01/23-9/01/28	$5,615	$6,517,407
Series 2015E
5.00%, 10/15/23	1,000	1,159,490
Series 2017
5.00%, 11/15/30	1,735	2,142,916
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/18-10/15/25	5,740	6,577,156
State of New York
Series 2011A
5.00%, 2/15/18	7,850	7,884,069
Town of Oyster Bay NY
Series 2016C
4.00%, 6/01/18 (a)	1,550	1,559,718
Triborough Bridge & Tunnel Authority
Series 2017
5.00%, 11/15/28	1,820	2,324,286
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,635,783
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,728,645
Series 2016B
5.00%, 12/15/20	5,185	5,359,527

		257,484,315

Ohio - 0.3%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	210	206,642
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,038,160
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	300	295,152

		1,539,954

Pennsylvania - 1.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/24	1,000	1,124,760
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	216,108

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	$4,000	$4,305,200

		5,646,068

Texas - 0.2%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	770	805,674

Washington - 0.5%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,503,504

Total Long-Term Municipal Bonds (cost $310,286,041)		318,422,126

SHORT-TERM MUNICIPAL NOTES - 0.3%
New York - 0.3%
New York State Housing Finance Agency (160 Madison Ave LLC)
Series 2013A
1.83%, 11/01/46 (e) (cost $1,500,000)	1,500	1,500,000

Total Municipal Obligations (cost $311,786,041)		319,922,126

Company	Shares
INVESTMENT COMPANIES - 23.6%
Funds and Investment Trusts - 23.6% (f)
iShares Core MSCI EAFE ETF	207,783	13,732,378
iShares Core MSCI Emerging Markets ETF	272,601	15,510,997
SPDR S&P 500 ETF Trust	289,738	77,319,483
Vanguard Mid-Cap ETF	20,891	3,233,509

Total Investment Companies (cost $92,224,080)		109,796,367

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.125%, 11/30/23 (g) (cost $989,471)	$1,000	991,875

SHORT-TERM INVESTMENTS - 6.7%
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill
Zero Coupon, 1/04/18	8,000	7,999,302

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 2/22/18-3/22/18 (h)	$13,000	$12,966,671

Total U.S. Treasury Bills (cost $20,965,973)		20,965,973

Company	Shares
Investment Companies - 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.12% (i)(j)(k) (cost $10,141,432)	10,141,432	10,141,432

Total Short-Term Investments (cost $31,107,405)		31,107,405

Total Investments - 99.1% (cost $436,106,997) (l)		461,817,773
Other assets less liabilities - 0.9%		4,173,911

Net Assets - 100.0%		$465,991,684

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	393	March 2018	EUR	4	$16,914,117	$16,470,919	$(443,198)
FTSE 100 Index Futures	100	March 2018	GBP	1	10,051,633	10,312,452	260,819
Russell 2000 Mini Futures	95	March 2018	USD	5	7,185,089	7,298,375	113,286
S&P 500 E-Mini Futures	82	March 2018	USD	4	10,790,587	10,971,600	181,013
S&P Mid 400 E-Mini Futures	8	March 2018	USD	1	1,501,599	1,521,920	20,321
SPI 200 Futures	59	March 2018	AUD	1	6,930,655	6,928,233	(2,422)
TOPIX Index Futures	123	March 2018	JPY	1,230	19,386,732	19,835,012	448,280
Sold Contracts
S&P TSX 60 Index Futures	19	March 2018	CAD	4	2,846,881	2,894,288	(47,407)
U.S. T-Note 10 Yr (CBT) Futures	295	March 2018	USD	29,500	36,759,832	36,593,828	166,004

							$696,696

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	433,572	USD	3,864	2/14/18	$8,291
Bank of America, NA	CAD	6,202	USD	4,866	2/14/18	(71,600)
Bank of America, NA	USD	6,866	JPY	766,652	2/14/18	(48,593)
Bank of America, NA	USD	9,375	JPY	1,060,412	2/14/18	54,469
Barclays Bank PLC	CHF	728	USD	736	2/14/18	(13,005)
BNP Paribas SA	CAD	3,909	USD	3,038	2/14/18	(74,616)
BNP Paribas SA	USD	7,478	CAD	9,347	2/14/18	(37,290)
Citibank, NA	USD	6,364	EUR	5,422	2/14/18	157,651
Credit Suisse International	JPY	433,572	USD	3,869	2/14/18	13,097
Credit Suisse International	GBP	5,196	USD	6,940	2/14/18	(85,937)
Credit Suisse International	EUR	3,972	USD	4,680	2/14/18	(97,585)
Credit Suisse International	CHF	1,189	USD	1,224	2/14/18	(115)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	8,477	GBP	6,418	2/14/18	$200,453
Credit Suisse International	USD	1,684	NOK	14,057	2/14/18	29,678
Deutsche Bank AG	SEK	5,504	USD	662	2/14/18	(10,444)
Deutsche Bank AG	USD	490	CHF	484	2/14/18	7,427
Goldman Sachs Bank USA	USD	7,990	JPY	902,676	2/14/18	36,825
HSBC Bank USA	GBP	972	USD	1,288	2/14/18	(26,441)
JPMorgan Chase Bank, NA	AUD	2,290	USD	1,780	2/14/18	(6,197)
State Street Bank & Trust Co.	EUR	379	USD	452	2/14/18	(4,709)

						$31,359

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.00%	USD	430	$(18,299)	$(25,999)	$7,700
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	460	(19,575)	(27,936)	8,361
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	172	(7,607)	(10,032)	2,425
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.00	USD	172	(7,606)	(9,385)	1,779

						$(53,087)	$(73,352)	$20,265

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$4,000	10/23/26	2.310%	CPI#	Maturity	$(195,677)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI#	Maturity	(56,654)
Barclays Bank PLC	3,000	12/04/32	2.233%	CPI#	Maturity	20,952
Citibank, NA	5,700	12/14/20	1.548%	CPI#	Maturity	124,590
Citibank, NA	3,800	10/23/21	2.039%	CPI#	Maturity	(101,227)
Citibank, NA	7,000	11/04/23	1.900%	CPI#	Maturity	120,429
Citibank, NA	3,500	7/20/27	2.104%	CPI#	Maturity	38,001
Deutsche Bank AG	2,900	7/15/20	1.265%	CPI#	Maturity	110,830
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI#	Maturity	85,657
JPMorgan Chase Bank, NA	2,500	3/02/24	2.175%	CPI#	Maturity	(14,980)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$7,000	7/20/24	1.995%	CPI#	Maturity	$76,202
JPMorgan Chase Bank, NA	3,000	11/04/26	2.015%	CPI#	Maturity	53,040
Morgan Stanley Capital Services LLC	8,500	7/20/22	1.939%	CPI#	Maturity	74,272
Morgan Stanley Capital Services LLC	1,800	7/20/32	2.158%	CPI#	Maturity	32,825

						$368,260

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $3,715,016 or 0.8% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2017 and the aggregate market value of these securities amounted to $4,485,097 or 0.96% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20	11/13/14	$275,000	$269,684	0.06%

(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,534,614 and gross unrealized depreciation of investments was $(1,707,258), resulting in net unrealized appreciation of $26,827,356.

As of December 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.2% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$313,488,127		$4,933,999		$318,422,126
Short-Term Municipal Notes		– 0	–	1,500,000		– 0	–	1,500,000
Investment Companies		109,796,367		– 0	–	– 0	–	109,796,367
Governments - Treasuries		– 0	–	991,875		– 0	–	991,875
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,965,973		– 0	–	20,965,973
Investment Companies		10,141,432		– 0	–	– 0	–	10,141,432

Total Investments in Securities		119,937,799		336,945,975		4,933,999		461,817,773
Other Financial Instruments (a):
Assets:
Futures		480,624		709,099		– 0	–	1,189,723
Forward Currency Exchange Contracts		– 0	–	507,891		– 0	–	507,891
Inflation (CPI) Swaps		– 0	–	736,798		– 0	–	736,798
Liabilities:
Futures		(47,407)		(445,620)		– 0	–	(493,027)
Forward Currency Exchange Contracts		– 0	–	(476,532)		– 0	–	(476,532)
Credit Default Swaps		– 0	–	(53,087)		– 0	–	(53,087)
Inflation (CPI) Swaps		– 0	–	(368,538)		– 0	–	(368,538)

Total (b)		$120,371,016		$337,555,986		$4,933,999		$462,861,001

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$6,213,443		$6,213,443
Accrued discounts/(premiums)	(16,360)		(16,360)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	21,391		21,391
Purchases	1,420,525		1,420,525
Sales	(2,705,000)		(2,705,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/17	$4,933,999		$4,933,999

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$20,653		$20,653

As of December 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2017 is as follows:

												Distributions
Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/17 (000)			Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$3,913	$	– 0	–	$3,980	$215		$(148)	$	– 0	–	$	– 0	–	$	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	23,282		39,017		52,157	– 0	–	(1)		10,141			– 0	–		– 0	–

Total	$27,195		$39,017		$56,137	$215		$(149)		$10,141		$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018